Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.0%)
	Linde plc	14,881,828	4,011,992
	Air Products and Chemicals Inc.	6,622,853	1,541,337
	Freeport-McMoRan Inc.	42,634,849	1,165,210
	Ecolab Inc.	7,656,514	1,105,754
	Newmont Corp.	23,683,690	995,426
	Dow Inc.	21,431,744	941,497
	Albemarle Corp.	3,496,412	924,591
	Nucor Corp.	7,807,291	835,302
	Fastenal Co.	17,162,022	790,140
	International Flavors & Fragrances Inc.	7,610,256	691,240
	LyondellBasell Industries NV Class A	7,784,090	585,986
	CF Industries Holdings Inc.	5,947,048	572,403
	Mosaic Co.	10,313,479	498,450
	FMC Corp.	3,761,121	397,551
	Avery Dennison Corp.	2,423,450	394,295
	Steel Dynamics Inc.	5,179,494	367,485
	International Paper Co.	10,798,522	342,313
	Reliance Steel & Aluminum Co.	1,803,574	314,561
	Celanese Corp. Class A	2,905,844	262,514
	Eastman Chemical Co.	3,652,074	259,480
*	Cleveland-Cliffs Inc.	13,823,474	186,202
	Royal Gold Inc.	1,957,113	183,616
	Alcoa Corp.	5,358,616	180,371
*	RBC Bearings Inc.	862,708	179,279
	Olin Corp.	4,112,280	176,335
*	Livent Corp.	5,344,026	163,794
	Ashland Inc.	1,461,923	138,839
	Valvoline Inc.	5,259,341	133,272
	Hexcel Corp.	2,508,490	129,739
	UFP Industries Inc.	1,752,183	126,438
	Commercial Metals Co.	3,559,427	126,288
	Huntsman Corp.	5,087,861	124,856
	Balchem Corp.	965,719	117,412
	Timken Co.	1,966,990	116,131
	United States Steel Corp.	6,361,397	115,269
	Element Solutions Inc.	7,016,857	114,164
	Chemours Co.	4,626,034	114,032
*	Univar Solutions Inc.	4,968,681	112,988
	Cabot Corp.	1,681,884	107,456
	Mueller Industries Inc.	1,613,294	95,894
	Sensient Technologies Corp.	1,256,940	87,156

		Shares	Market Value ($000)
	Westlake Corp.	950,456	82,576
	Avient Corp.	2,704,539	81,948
*	MP Materials Corp.	2,919,556	79,704
	Boise Cascade Co.	1,175,438	69,892
	NewMarket Corp.	222,163	66,833
*	Ingevity Corp.	1,093,802	66,317
	Hecla Mining Co.	16,489,132	64,967
	Innospec Inc.	750,328	64,281
	Stepan Co.	646,545	60,562
	Quaker Chemical Corp.	405,776	58,586
*	Arconic Corp.	3,065,404	52,234
	Scotts Miracle-Gro Co.	1,178,818	50,394
	Materion Corp.	613,706	49,096
	Minerals Technologies Inc.	953,882	47,131
	Carpenter Technology Corp.	1,476,063	45,965
	Tronox Holdings plc Class A	3,497,616	42,846
	Compass Minerals International Inc.	993,900	38,295
	Mativ Holdings Inc.	1,628,515	35,958
*,1	Uranium Energy Corp.	9,965,824	34,880
	Sylvamo Corp.	980,362	33,234
	Worthington Industries Inc.	861,162	32,845
	Kaiser Aluminum Corp.	491,588	30,159
*,1	Piedmont Lithium Inc.	524,911	28,077
*	Coeur Mining Inc.	8,143,869	27,852
*	Resolute Forest Products Inc.	1,384,596	27,692
*,1	Energy Fuels Inc.	4,451,342	27,242
	AdvanSix Inc.	790,022	25,360
	GrafTech International Ltd.	5,778,885	24,907
*	US Silica Holdings Inc.	2,115,089	23,160
	Schnitzer Steel Industries Inc. Class A	766,436	21,813
	Hawkins Inc.	555,705	21,667
	Ecovyst Inc.	2,374,204	20,038
*	TimkenSteel Corp.	1,299,552	19,480
*	Clearwater Paper Corp.	486,081	18,277
*,1	Amyris Inc.	6,234,446	18,205
	American Vanguard Corp.	883,562	16,523
	Ryerson Holding Corp.	622,511	16,023
*	LSB Industries Inc.	1,110,155	15,820
*	Origin Materials Inc.	2,995,000	15,454
	Koppers Holdings Inc.	600,901	12,487
	Haynes International Inc.	347,482	12,204
*	Intrepid Potash Inc.	295,437	11,690
*,1	5E Advanced Materials Inc.	968,490	9,840
*	Century Aluminum Co.	1,664,767	8,790
*	Alto Ingredients Inc.	2,354,281	8,570
	Omega Flex Inc.	88,289	8,177
*	Northwest Pipe Co.	283,882	7,977
	Tredegar Corp.	804,870	7,598
*,1	Ur-Energy Inc.	6,553,123	7,143
*	Rayonier Advanced Materials Inc.	2,021,725	6,368
	Olympic Steel Inc.	270,195	6,163
*	Gatos Silver Inc.	1,823,104	4,886
	FutureFuel Corp.	789,526	4,769
	Gold Resource Corp.	2,619,731	4,323
*,1	Dakota Gold Corp.	1,345,100	4,103
*	Unifi Inc.	422,068	4,014
*	Zymergen Inc.	1,431,213	3,979
*	Ascent Industries Co.	281,619	3,945

		Shares	Market Value ($000)
	Glatfelter Corp.	1,112,001	3,458
	Northern Technologies International Corp.	243,564	3,242
	Eastern Co.	163,220	2,832
*,1	Hycroft Mining Holding Corp. Class A	4,021,976	2,431
*	Perma-Pipe International Holdings Inc.	203,435	1,922
*	NN Inc.	1,099,886	1,881
*	Universal Stainless & Alloy Products Inc.	231,105	1,645
*	Westwater Resources Inc.	1,414,240	1,612
	Friedman Industries Inc.	204,459	1,454
*,1	Ampco-Pittsburgh Corp.	357,753	1,317
*,1	Idaho Strategic Resources Inc.	276,311	1,312
*,1	Golden Minerals Co.	4,480,131	1,156
*	AgroFresh Solutions Inc.	640,295	960
*	United States Antimony Corp.	2,521,476	928
*	CPS Technologies Corp.	327,011	919
	United-Guardian Inc.	73,036	830
	Chicago Rivet & Machine Co.	28,369	731
*	US Gold Corp.	174,184	653
	Culp Inc.	137,448	599
*	Solitario Zinc Corp.	1,172,963	579
*	Flexible Solutions International Inc.	274,858	454
*	Comstock Inc.	1,073,641	451
*	Paramount Gold Nevada Corp.	1,223,263	377
*	NextPlat Corp.	37,918	83
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	20
*,2	F-star Therapeutics Inc. CVR	61,021	4
			21,552,227
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	258,572,754	29,218,721
*	Tesla Inc.	79,532,071	21,095,882
	Home Depot Inc.	30,569,980	8,435,480
	Costco Wholesale Corp.	13,226,638	6,246,544
	Walmart Inc.	40,930,736	5,308,716
*	Walt Disney Co.	54,435,948	5,134,943
	McDonald's Corp.	21,972,062	5,069,834
	Lowe's Cos. Inc.	18,531,854	3,480,467
	NIKE Inc. Class B	37,742,121	3,137,125
*	Netflix Inc.	13,277,640	3,126,088
	Starbucks Corp.	34,261,189	2,886,848
	TJX Cos. Inc.	33,229,112	2,064,192
	Target Corp.	13,741,963	2,039,170
*	Booking Holdings Inc.	1,185,579	1,948,155
	Dollar General Corp.	6,735,223	1,615,511
	Activision Blizzard Inc.	21,032,086	1,563,525
*	Uber Technologies Inc.	53,201,457	1,409,839
	Estee Lauder Cos. Inc. Class A	6,214,640	1,341,741
*	O'Reilly Automotive Inc.	1,890,024	1,329,348
	General Motors Co.	41,343,253	1,326,705
	Ford Motor Co.	117,877,937	1,320,233
*	AutoZone Inc.	581,703	1,245,967
*	Chipotle Mexican Grill Inc. Class A	828,846	1,245,557
	Marriott International Inc. Class A	8,720,833	1,222,138
*	Airbnb Inc. Class A	10,723,130	1,126,358
	Hilton Worldwide Holdings Inc.	8,190,151	987,896
*	Lululemon Athletica Inc.	3,471,827	970,584
	Electronic Arts Inc.	8,304,605	960,926
	Yum! Brands Inc.	8,492,537	903,096
	Ross Stores Inc.	10,440,250	879,800

		Shares	Market Value ($000)
*	Dollar Tree Inc.	6,351,306	864,413
*	Trade Desk Inc. Class A	13,256,434	792,072
*	Warner Bros Discovery Inc.	65,250,851	750,385
*	Copart Inc.	6,376,037	678,410
*	Aptiv plc	8,094,193	633,047
	Genuine Parts Co.	4,222,415	630,491
	DR Horton Inc.	9,323,560	627,942
*,1	Rivian Automotive Inc. Class A	18,988,212	624,902
	Tractor Supply Co.	3,311,004	615,449
*	Ulta Beauty Inc.	1,527,910	612,982
	eBay Inc.	16,377,288	602,848
*	Southwest Airlines Co.	17,718,514	546,439
*	Take-Two Interactive Software Inc.	4,971,768	541,923
*	Delta Air Lines Inc.	19,111,158	536,259
	Lennar Corp. Class A	7,076,715	527,569
	Darden Restaurants Inc.	3,662,891	462,696
*	Expedia Group Inc.	4,537,748	425,142
	Omnicom Group Inc.	6,111,251	385,559
*	Las Vegas Sands Corp.	10,270,163	385,337
	Best Buy Co. Inc.	6,037,269	382,401
*	Etsy Inc.	3,786,102	379,102
*	NVR Inc.	93,218	371,668
	Garmin Ltd.	4,607,172	370,002
	LKQ Corp.	7,764,791	366,110
	Pool Corp.	1,119,865	356,352
*	Live Nation Entertainment Inc.	4,466,198	339,610
	Domino's Pizza Inc.	1,073,436	332,980
*	ROBLOX Corp. Class A	8,945,930	320,622
*	Liberty Media Corp.-Liberty Formula One Class C	5,468,068	319,882
*	United Airlines Holdings Inc.	9,742,503	316,924
*	CarMax Inc.	4,744,859	313,256
	VF Corp.	10,453,615	312,668
	Interpublic Group of Cos. Inc.	11,657,489	298,432
*	BJ's Wholesale Club Holdings Inc.	4,034,039	293,718
[1]	Paramount Global Class B	14,858,054	282,897
	Advance Auto Parts Inc.	1,791,048	280,012
	MGM Resorts International	9,376,764	278,677
	Fox Corp. Class A	8,849,921	271,516
	Hasbro Inc.	3,914,715	263,930
	Vail Resorts Inc.	1,201,933	259,185
	PulteGroup Inc.	6,905,406	258,953
	Service Corp. International	4,457,396	257,370
	Rollins Inc.	7,360,619	255,266
*	Deckers Outdoor Corp.	795,314	248,623
*	Royal Caribbean Cruises Ltd.	6,466,292	245,072
*,1	Lucid Group Inc.	17,470,983	244,070
	Aramark	7,687,528	239,851
	Williams-Sonoma Inc.	2,005,439	236,341
*	American Airlines Group Inc.	19,461,262	234,314
	BorgWarner Inc.	7,043,030	221,151
	Whirlpool Corp.	1,624,910	219,054
*	Burlington Stores Inc.	1,954,137	218,648
*	Five Below Inc.	1,567,610	215,813
	Lear Corp.	1,780,714	213,134
*	Floor & Decor Holdings Inc. Class A	3,015,222	211,849
	Bath & Body Works Inc.	6,458,875	210,559
	Nielsen Holdings plc	7,493,569	207,722
*	Carnival Corp.	29,425,553	206,862

		Shares	Market Value ($000)
	News Corp. Class A	13,658,962	206,387
	Tapestry Inc.	7,184,408	204,253
	H&R Block Inc.	4,760,599	202,516
*	Mattel Inc.	10,505,113	198,967
*	Caesars Entertainment Inc.	6,068,070	195,756
*,1	GameStop Corp. Class A	7,754,887	194,880
*	Wynn Resorts Ltd.	3,050,449	192,270
	Churchill Downs Inc.	1,012,558	186,463
	Nexstar Media Group Inc. Class A	1,102,188	183,900
	Lithia Motors Inc. Class A	818,853	175,685
	Texas Roadhouse Inc. Class A	1,999,132	174,444
	Murphy USA Inc.	628,079	172,665
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,574,338	172,498
*,1	DraftKings Inc. Class A	11,379,597	172,287
	Gentex Corp.	6,994,997	166,761
	Wyndham Hotels & Resorts Inc.	2,699,212	165,597
[1]	Dick's Sporting Goods Inc.	1,575,970	164,910
	Polaris Inc.	1,685,917	161,258
*	Capri Holdings Ltd.	4,104,205	157,766
	Newell Brands Inc.	11,114,286	154,377
*	Alaska Air Group Inc.	3,814,470	149,337
*	RH	590,978	145,422
*	Planet Fitness Inc. Class A	2,509,268	144,684
*,1	Norwegian Cruise Line Holdings Ltd.	12,601,492	143,153
*	SiteOne Landscape Supply Inc.	1,344,743	140,042
*	Terminix Global Holdings Inc.	3,612,709	138,331
	TEGNA Inc.	6,669,323	137,922
	Harley-Davidson Inc.	3,916,604	136,611
*	AutoNation Inc.	1,339,561	136,461
	Toll Brothers Inc.	3,228,116	135,581
	AMERCO	264,804	134,843
	New York Times Co. Class A	4,682,309	134,616
	Leggett & Platt Inc.	3,944,772	131,045
*	Penn Entertainment Inc.	4,724,984	129,984
	Marriott Vacations Worldwide Corp.	1,064,208	129,684
	Choice Hotels International Inc.	1,172,305	128,391
*	Avis Budget Group Inc.	861,814	127,945
*	Skechers USA Inc. Class A	4,019,593	127,501
*	IAA Inc.	3,993,329	127,188
	Macy's Inc.	8,072,984	126,504
	Fox Corp. Class B	4,313,534	122,936
*	Light & Wonder Inc.	2,811,588	120,561
*	Crocs Inc.	1,748,901	120,080
	Tempur Sealy International Inc.	4,858,208	117,277
*	Hyatt Hotels Corp. Class A	1,427,064	115,535
*	Lyft Inc. Class A	8,721,307	114,860
	Wingstop Inc.	888,748	111,467
	Thor Industries Inc.	1,546,552	108,228
*,1	AMC Entertainment Holdings Inc. Class A	15,518,797	108,166
	Academy Sports & Outdoors Inc.	2,561,297	108,036
	Boyd Gaming Corp.	2,233,639	106,433
*	Asbury Automotive Group Inc.	661,903	100,014
*	Fox Factory Holding Corp.	1,262,939	99,873
[1]	Sirius XM Holdings Inc.	17,470,932	99,759
*	Bright Horizons Family Solutions Inc.	1,720,633	99,194
	Ralph Lauren Corp. Class A	1,149,324	97,612
	Kohl's Corp.	3,857,194	97,008
	Wendy's Co.	5,085,035	95,039

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	1,288,190	90,392
	PVH Corp.	2,015,457	90,292
*	Visteon Corp.	838,735	88,956
*,1	Hertz Global Holdings Inc.	5,358,285	87,233
*	Ollie's Bargain Outlet Holdings Inc.	1,684,707	86,931
	Foot Locker Inc.	2,790,894	86,881
*	Hilton Grand Vacations Inc.	2,628,503	86,451
*	Skyline Champion Corp.	1,617,791	85,533
*	Goodyear Tire & Rubber Co.	8,451,544	85,276
*,1	Liberty Media Corp.-Liberty SiriusXM Class A	2,192,802	83,480
*,1	Chewy Inc. Class A	2,636,729	81,000
	Warner Music Group Corp. Class A	3,481,998	80,817
	Travel + Leisure Co.	2,358,138	80,460
*	Topgolf Callaway Brands Corp.	4,151,777	79,963
*	Grand Canyon Education Inc.	960,251	78,981
*	Endeavor Group Holdings Inc. Class A	3,833,172	77,660
*	National Vision Holdings Inc.	2,348,101	76,665
	Penske Automotive Group Inc.	772,951	76,082
*	Meritage Homes Corp.	1,080,251	75,909
*	Chegg Inc.	3,586,912	75,576
	Signet Jewelers Ltd.	1,311,860	75,025
*	Taylor Morrison Home Corp. Class A	3,203,193	74,698
*,1	Wayfair Inc. Class A	2,280,405	74,227
	LCI Industries	728,707	73,935
*	Duolingo Inc. Class A	775,751	73,875
	Hanesbrands Inc.	10,361,956	72,119
	Carter's Inc.	1,099,241	72,033
*	Coty Inc. Class A	11,260,919	71,169
*	YETI Holdings Inc.	2,454,936	70,015
*	Helen of Troy Ltd.	714,004	68,859
*	TripAdvisor Inc.	3,068,541	67,753
	Papa John's International Inc.	958,939	67,135
*	Dorman Products Inc.	803,916	66,018
*	JetBlue Airways Corp.	9,824,921	65,139
	Lennar Corp. Class B	1,091,433	64,951
*	Madison Square Garden Sports Corp.	475,224	64,944
*	Victoria's Secret & Co.	2,223,088	64,736
	Gap Inc.	7,823,421	64,230
	Group 1 Automotive Inc.	448,949	64,141
	Columbia Sportswear Co.	932,858	62,781
	Cracker Barrel Old Country Store Inc.	673,400	62,343
	Spirit Airlines Inc.	3,254,693	61,253
*	Peloton Interactive Inc. Class A	8,800,186	60,985
*,1	Leslie's Inc.	4,130,124	60,754
	Graham Holdings Co. Class B	112,221	60,373
	KB Home	2,311,572	59,916
*	Liberty Media Corp.-Liberty Formula One Class A	1,128,763	59,283
*,1	Carvana Co. Class A	2,836,951	57,590
*,1	QuantumScape Corp. Class A	6,754,472	56,805
	Rush Enterprises Inc. Class A	1,290,471	56,600
	Steven Madden Ltd.	2,112,518	56,341
	Kontoor Brands Inc.	1,675,854	56,325
*	SeaWorld Entertainment Inc.	1,222,639	55,642
*	elf Beauty Inc.	1,471,837	55,371
[1]	Nordstrom Inc.	3,304,792	55,289
*	Sonos Inc.	3,810,723	52,969
*	Boot Barn Holdings Inc.	890,353	52,050
*	Cavco Industries Inc.	252,176	51,888

		Shares	Market Value ($000)
*	Stride Inc.	1,222,422	51,378
*	Sabre Corp.	9,915,543	51,065
	Red Rock Resorts Inc. Class A	1,489,577	51,033
*	Shake Shack Inc. Class A	1,110,758	49,962
*	Frontdoor Inc.	2,445,245	49,859
*	Gentherm Inc.	998,844	49,673
*	LGI Homes Inc.	602,655	49,038
*	Driven Brands Holdings Inc.	1,746,304	48,862
	Bloomin' Brands Inc.	2,655,158	48,669
	John Wiley & Sons Inc. Class A	1,269,690	47,690
	Winnebago Industries Inc.	892,840	47,508
*	Adtalem Global Education Inc.	1,291,874	47,089
	MDC Holdings Inc.	1,710,858	46,912
	Jack in the Box Inc.	626,891	46,434
*	Tri Pointe Homes Inc.	3,049,505	46,078
*,1	Luminar Technologies Inc. Class A	6,215,942	45,283
	Dana Inc.	3,930,910	44,930
	American Eagle Outfitters Inc.	4,598,669	44,745
*	ODP Corp.	1,263,208	44,402
*	Everi Holdings Inc.	2,733,597	44,339
	Cheesecake Factory Inc.	1,501,829	43,974
	PriceSmart Inc.	752,895	43,359
*	Tenneco Inc. Class A	2,474,468	43,031
*,1	iRobot Corp.	760,820	42,857
*,1	Sweetgreen Inc. Class A	2,314,993	42,827
	Acushnet Holdings Corp.	972,410	42,290
	Monro Inc.	960,145	41,728
	Strategic Education Inc.	675,503	41,483
*	Vista Outdoor Inc.	1,686,157	41,007
	Inter Parfums Inc.	538,308	40,621
	Oxford Industries Inc.	449,321	40,340
*	Sally Beauty Holdings Inc.	3,191,067	40,207
*	PowerSchool Holdings Inc. Class A	2,395,582	39,982
*	Cinemark Holdings Inc.	3,285,889	39,792
*	Dave & Buster's Entertainment Inc.	1,239,018	38,447
	Levi Strauss & Co. Class A	2,652,826	38,386
*	KAR Auction Services Inc.	3,413,137	38,125
	Century Communities Inc.	883,586	37,800
*	Six Flags Entertainment Corp.	2,107,219	37,298
*	Under Armour Inc. Class C	6,229,572	37,128
*	XPEL Inc.	575,443	37,082
*	Madison Square Garden Entertainment Corp.	829,225	36,561
	Laureate Education Inc. Class A	3,453,245	36,432
*,1	Fisker Inc. Class A	4,800,277	36,242
	Wolverine World Wide Inc.	2,343,115	36,061
*	Urban Outfitters Inc.	1,832,180	36,002
	MillerKnoll Inc.	2,276,193	35,509
*	Under Armour Inc. Class A	5,258,522	34,969
	Gray Television Inc.	2,429,356	34,788
*	Knowles Corp.	2,833,412	34,483
*	Overstock.com Inc.	1,408,598	34,299
*	Central Garden & Pet Co. Class A	982,941	33,577
*	Allegiant Travel Co.	460,062	33,575
*	Coursera Inc.	3,082,311	33,227
[1]	Dillard's Inc. Class A	121,573	33,160
*	Brinker International Inc.	1,302,793	32,544
*	M/I Homes Inc.	850,429	30,811
*,1	Dutch Bros Inc. Class A	988,526	30,793

		Shares	Market Value ($000)
	HNI Corp.	1,133,342	30,045
*	Malibu Boats Inc. Class A	609,244	29,238
	La-Z-Boy Inc.	1,288,036	29,071
*	Figs Inc. Class A	3,520,313	29,043
	Buckle Inc.	897,123	28,403
[1]	Camping World Holdings Inc. Class A	1,107,119	28,032
	Dine Brands Global Inc.	436,698	27,757
*,1	Revolve Group Inc. Class A	1,251,346	27,142
	Sturm Ruger & Co. Inc.	529,484	26,892
*,1	Clean Energy Fuels Corp.	5,028,302	26,851
*,1	Petco Health & Wellness Co. Inc. Class A	2,375,988	26,516
	Rent-A-Center Inc.	1,502,312	26,305
	Designer Brands Inc. Class A	1,709,004	26,165
*	Liberty Media Corp.-Liberty Braves Class C	940,474	25,863
	Caleres Inc.	1,067,019	25,843
	Sonic Automotive Inc. Class A	581,042	25,159
*	ACV Auctions Inc. Class A	3,401,169	24,454
*	SkyWest Inc.	1,486,074	24,164
*	iHeartMedia Inc. Class A	3,280,407	24,045
*	Lions Gate Entertainment Corp. Class B	3,436,638	23,885
	Arko Corp.	2,482,070	23,307
*	Abercrombie & Fitch Co. Class A	1,483,495	23,068
[1]	Krispy Kreme Inc.	1,991,195	22,958
*,1	Blink Charging Co.	1,284,837	22,767
*	Monarch Casino & Resort Inc.	401,599	22,546
	Sinclair Broadcast Group Inc. Class A	1,245,554	22,532
*	Cars.com Inc.	1,946,627	22,386
*	PROG Holdings Inc.	1,489,256	22,309
*	American Axle & Manufacturing Holdings Inc.	3,262,182	22,281
	Scholastic Corp.	699,044	21,503
*	Sleep Number Corp.	633,551	21,420
	News Corp. Class B	1,343,321	20,714
*	Udemy Inc.	1,697,724	20,525
	Qurate Retail Inc. Class A	10,109,894	20,321
[1]	Franchise Group Inc.	834,435	20,277
*	TravelCenters of America Inc.	373,245	20,129
*	EW Scripps Co. Class A	1,779,286	20,053
*	Perdoceo Education Corp.	1,939,276	19,975
	Matthews International Corp. Class A	885,739	19,849
*,1	Mister Car Wash Inc.	2,256,619	19,362
*	Thryv Holdings Inc.	833,356	19,026
*	Hawaiian Holdings Inc.	1,430,622	18,813
*	GoPro Inc. Class A	3,797,058	18,719
*	Funko Inc. Class A	918,414	18,570
*	Golden Entertainment Inc.	528,848	18,452
*	G-III Apparel Group Ltd.	1,231,141	18,406
*	Viad Corp.	577,927	18,251
*	MarineMax Inc.	602,383	17,945
*,1	SES AI Corp.	3,668,700	17,903
	Standard Motor Products Inc.	542,883	17,644
	Steelcase Inc. Class A	2,647,612	17,262
*,1	Portillo's Inc. Class A	874,591	17,221
	Hibbett Inc.	344,284	17,149
*	Chico's FAS Inc.	3,465,762	16,774
*	AMC Networks Inc. Class A	821,376	16,674
*,1	Bally's Corp.	838,252	16,564
*	BJ's Restaurants Inc.	690,579	16,470
*	Denny's Corp.	1,741,210	16,385

		Shares	Market Value ($000)
*	Stagwell Inc.	2,346,495	16,308
*	Central Garden & Pet Co.	444,890	16,034
	RCI Hospitality Holdings Inc.	244,304	15,963
*	Green Brick Partners Inc.	742,076	15,866
	Ruth's Hospitality Group Inc.	932,306	15,719
	Interface Inc. Class A	1,745,201	15,689
*	QuinStreet Inc.	1,490,772	15,653
	Winmark Corp.	71,060	15,373
*	Genesco Inc.	385,373	15,153
*	Clear Channel Outdoor Holdings Inc.	11,059,231	15,151
*	Lions Gate Entertainment Corp. Class A	2,015,301	14,974
*,1	Bowlero Corp.	1,212,627	14,927
*	2U Inc.	2,364,776	14,780
	A-Mark Precious Metals Inc.	516,843	14,673
	Ethan Allen Interiors Inc.	677,692	14,326
[1]	Guess? Inc.	967,362	14,191
[1]	European Wax Center Inc. Class A	757,745	13,980
*,1	Bed Bath & Beyond Inc.	2,284,905	13,915
*	Life Time Group Holdings Inc.	1,423,736	13,881
[1]	Smith & Wesson Brands Inc.	1,336,107	13,855
*	Boston Omaha Corp. Class A	591,415	13,626
	Global Industrial Co.	498,050	13,363
*,1	Liberty Media Corp.-Liberty Braves Class A	468,433	13,186
*,1	Corsair Gaming Inc.	1,152,610	13,082
*	Sun Country Airlines Holdings Inc.	955,614	13,006
*	Poshmark Inc. Class A	827,128	12,961
	Big Lots Inc.	829,589	12,950
	Carriage Services Inc. Class A	402,181	12,934
*	Liquidity Services Inc.	795,167	12,929
*	Accel Entertainment Inc. Class A	1,651,081	12,895
*	Stoneridge Inc.	753,568	12,773
	Movado Group Inc.	445,780	12,562
*	Chuy's Holdings Inc.	537,332	12,455
*	Integral Ad Science Holding Corp.	1,675,809	12,133
*,1	Vizio Holding Corp. Class A	1,382,290	12,081
*,1	Rover Group Inc. Class A	3,549,274	11,855
*	Children's Place Inc.	378,236	11,684
	Clarus Corp.	837,408	11,280
*	Arlo Technologies Inc.	2,406,916	11,168
*,1	Canoo Inc.	5,896,397	11,056
*,1	Vuzix Corp.	1,905,420	11,032
*	Sportsman's Warehouse Holdings Inc.	1,302,004	10,807
	Rush Enterprises Inc. Class B	225,238	10,791
	Haverty Furniture Cos. Inc.	430,730	10,725
*	America's Car-Mart Inc.	175,495	10,709
	Marcus Corp.	728,296	10,116
*	Zumiez Inc.	459,022	9,883
	Shoe Carnival Inc.	460,003	9,862
*,1	ContextLogic Inc. Class A	13,431,358	9,857
*	MasterCraft Boat Holdings Inc.	519,098	9,785
*,1	Allbirds Inc. Class A	3,156,493	9,596
*,1	Frontier Group Holdings Inc.	984,399	9,549
*	Vacasa Inc. Class A	3,077,400	9,448
*	Eastman Kodak Co.	2,053,366	9,425
*,1	Sonder Holdings Inc.	5,595,300	9,288
*	Destination XL Group Inc.	1,645,333	8,918
*	Kura Sushi USA Inc. Class A	120,616	8,875
*	Lovesac Co.	431,799	8,800

		Shares	Market Value ($000)
*,1	Lordstown Motors Corp.	4,776,543	8,741
*	Beazer Homes USA Inc.	900,475	8,708
*	Stitch Fix Inc. Class A	2,188,730	8,645
*	OneWater Marine Inc. Class A	282,871	8,517
*	Cardlytics Inc.	903,992	8,498
*,1	Playstudios Inc.	2,424,521	8,462
*	Tupperware Brands Corp.	1,273,111	8,339
*	Sciplay Corp. Class A	705,371	8,295
	Aaron's Co. Inc.	853,131	8,292
*	CarParts.com Inc.	1,596,734	8,255
*	Motorcar Parts of America Inc.	508,069	7,733
*	Xponential Fitness Inc. Class A	419,364	7,658
	Johnson Outdoors Inc. Class A	139,239	7,144
*,1	Holley Inc.	1,753,269	7,101
*	Gannett Co. Inc.	4,639,277	7,098
*,1	AMMO Inc.	2,389,053	7,000
[1]	Big 5 Sporting Goods Corp.	645,200	6,929
*,1	Cricut Inc. Class A	743,230	6,882
*	Lindblad Expeditions Holdings Inc.	1,015,079	6,862
	Kimball International Inc. Class B	1,080,009	6,793
*	Daily Journal Corp.	26,386	6,765
*	WW International Inc.	1,688,237	6,635
*	Angi Inc. Class A	2,202,894	6,499
	Entravision Communications Corp. Class A	1,586,226	6,297
	Alta Equipment Group Inc.	568,355	6,258
*,1	Party City Holdco Inc.	3,826,895	6,046
*	Wheels Up Experience Inc.	5,232,722	6,018
*,1	Purple Innovation Inc. Class A	1,478,691	5,989
*	First Watch Restaurant Group Inc.	409,498	5,930
*,1	Dream Finders Homes Inc. Class A	550,933	5,840
*	Rush Street Interactive Inc.	1,572,928	5,788
*	Universal Electronics Inc.	293,728	5,778
*,1	Genius Brands International Inc.	9,400,020	5,653
*	Noodles & Co. Class A	1,186,247	5,575
*	LL Flooring Holdings Inc.	802,995	5,565
*	Quotient Technology Inc.	2,394,501	5,531
*	Snap One Holdings Corp.	531,350	5,388
*	Hovnanian Enterprises Inc. Class A	150,625	5,377
*	Full House Resorts Inc.	952,478	5,353
	Build-A-Bear Workshop Inc.	398,931	5,318
*	1-800-Flowers.com Inc. Class A	819,124	5,316
*	Fossil Group Inc.	1,551,367	5,306
*	ONE Group Hospitality Inc.	789,551	5,243
*	El Pollo Loco Holdings Inc.	587,328	5,239
*	Universal Technical Institute Inc.	945,994	5,146
	Cato Corp. Class A	536,977	5,123
*,1	Focus Universal Inc.	526,074	4,935
*	Century Casinos Inc.	751,313	4,929
*	RealReal Inc.	3,282,434	4,924
*,1	Mullen Automotive Inc.	14,473,951	4,745
*	Legacy Housing Corp.	273,001	4,682
*	American Public Education Inc.	511,008	4,671
	Tilly's Inc. Class A	658,710	4,558
	Hooker Furnishings Corp.	333,634	4,501
[1]	Weber Inc. Class A	667,111	4,383
*	Arhaus Inc. Class A	621,273	4,380
*	Lazydays Holdings Inc.	322,637	4,356
*	BARK Inc.	2,379,098	4,330

		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	790,909	4,303
*	Container Store Group Inc.	863,409	4,231
*	American Outdoor Brands Inc.	479,165	4,202
*	PlayAGS Inc.	787,936	4,176
	Bassett Furniture Industries Inc.	264,538	4,148
	Rocky Brands Inc.	205,883	4,130
*	Citi Trends Inc.	260,469	4,040
*,1	Ondas Holdings Inc.	1,071,044	3,963
*	Red Robin Gourmet Burgers Inc.	587,483	3,954
*	RumbleON Inc. Class B	228,627	3,868
*	Latham Group Inc.	1,051,361	3,774
*,1	Traeger Inc.	1,319,878	3,722
*	Urban One Inc.	872,038	3,706
	Tile Shop Holdings Inc.	1,046,763	3,685
*,1	Outbrain Inc.	998,139	3,643
	Bluegreen Vacations Holding Corp. Class A	218,534	3,610
	Nathan's Famous Inc.	56,557	3,601
*	Turtle Beach Corp.	525,515	3,584
	Saga Communications Inc. Class A	134,076	3,506
*	JAKKS Pacific Inc.	173,114	3,346
	Weyco Group Inc.	163,787	3,331
*	VOXX International Corp. Class A	433,776	3,301
*,1	Nerdy Inc.	1,554,944	3,281
*,1	Rent the Runway Inc. Class A	1,457,696	3,207
*	ThredUp Inc. Class A	1,740,449	3,202
*	Fiesta Restaurant Group Inc.	503,077	3,190
*,1	Solo Brands Inc. Class A	833,123	3,166
*	Selectquote Inc.	4,324,874	3,157
*	Potbelly Corp.	657,716	2,979
*	Lands' End Inc.	383,020	2,957
	Superior Group of Cos. Inc.	331,545	2,944
*	Conn's Inc.	411,702	2,915
*	Barnes & Noble Education Inc.	1,197,964	2,875
	Wayside Technology Group Inc.	106,412	2,860
*	Cumulus Media Inc. Class A	404,771	2,846
*	Duluth Holdings Inc. Class B	394,810	2,779
*,1	F45 Training Holdings Inc.	897,084	2,772
	Lifetime Brands Inc.	401,793	2,720
*,1	XL Fleet Corp.	3,048,837	2,713
*	Lakeland Industries Inc.	231,623	2,671
	Hamilton Beach Brands Holding Co. Class A	228,579	2,668
*	StoneMor Inc.	770,131	2,642
*,1	Inspirato Inc.	1,093,600	2,581
*	Lee Enterprises Inc.	144,656	2,546
*	J. Jill Inc.	149,771	2,488
*	Delta Apparel Inc.	177,059	2,477
*,1	Express Inc.	2,253,471	2,456
*	Townsquare Media Inc. Class A	333,509	2,421
*,1	Faraday Future Intelligent Electric Inc.	3,800,949	2,418
*	Strattec Security Corp.	115,520	2,403
*,1	XpresSpa Group Inc.	3,134,508	2,398
*,1	Reservoir Media Inc.	489,336	2,388
[1]	JOANN Inc.	360,480	2,386
[1]	Escalade Inc.	237,945	2,368
*	Emerald Holding Inc.	690,955	2,335
*	Owlet Inc.	2,177,118	2,330
*,1	Bird Global Inc. Class A	6,356,700	2,243
	Flexsteel Industries Inc.	141,758	2,226

		Shares	Market Value ($000)
*	Vera Bradley Inc.	739,098	2,225
*,1	Aterian Inc.	1,765,809	2,190
*	Brilliant Earth Group Inc. Class A	381,195	2,184
*	Biglari Holdings Inc. Class B	18,772	2,170
	Marine Products Corp.	255,346	2,160
*,1	Lulu's Fashion Lounge Holdings Inc.	448,953	2,092
*	Superior Industries International Inc.	676,815	2,044
*	Cooper-Standard Holdings Inc.	336,335	1,964
	Acme United Corp.	85,199	1,961
*,1	Cinedigm Corp. Class A	4,807,808	1,898
*	Liberty TripAdvisor Holdings Inc. Class A	1,729,697	1,885
*,1	Chicken Soup For The Soul Entertainment Inc.	271,340	1,867
*	Mesa Air Group Inc.	1,109,713	1,831
*,1	Revlon Inc. Class A	347,600	1,801
*,1	Polished.com Inc.	3,383,904	1,760
*	Kewaunee Scientific Corp.	96,393	1,697
*	Nautilus Inc.	987,578	1,610
*	Biglari Holdings Inc. Class A	2,669	1,571
*	Drive Shack Inc.	2,497,261	1,548
	Carrols Restaurant Group Inc.	945,470	1,541
*,1	Arcimoto Inc.	1,086,094	1,499
[1]	National CineMedia Inc.	2,253,479	1,468
*,1	CuriosityStream Inc.	986,623	1,440
*,1	Regis Corp.	1,407,700	1,422
*,1	Red Cat Holdings Inc.	849,136	1,418
*,1	Envirotech Vehicles Inc.	303,542	1,415
*,1	Kirkland's Inc.	458,478	1,380
*	Fluent Inc.	1,010,603	1,364
*	Landsea Homes Corp.	262,495	1,252
*	Travelzoo	274,335	1,215
*	Audacy Inc. Class A	3,135,818	1,211
	Crown Crafts Inc.	207,623	1,200
	Canterbury Park Holding Corp.	51,962	1,157
	NL Industries Inc.	148,433	1,147
*	Harte Hanks Inc.	102,600	1,144
	FAT Brands Inc. Class A	153,984	1,141
*	LiveOne Inc.	1,540,686	1,093
*	Gaia Inc. Class A	447,999	1,089
*,1	Envela Corp.	212,016	1,073
*	SRAX Inc. Class A	625,336	1,069
*	Live Ventures Inc.	42,626	1,068
*,1	Hall of Fame Resort & Entertainment Co.	1,884,917	1,038
	Ark Restaurants Corp.	55,702	1,035
*,1	Shift Technologies Inc. Class A	1,354,654	948
*	Marchex Inc. Class B	546,577	918
	CompX International Inc.	55,782	906
*,1	CarLotz Inc. Class A	3,003,788	901
*,1	Koss Corp.	130,716	830
	DallasNews Corp.	176,590	819
*	BurgerFi International Inc.	310,543	807
*,2	Luby's Inc.	449,752	801
*,1	FlexShopper Inc.	425,184	791
*	Good Times Restaurants Inc.	350,945	762
*	Salem Media Group Inc. Class A	419,347	730
*	Volcon Inc.	362,634	714
*,1	InterGroup Corp.	12,233	627
*,1	Dolphin Entertainment Inc.	229,216	607
*	Charles & Colvard Ltd.	610,246	591

		Shares	Market Value ($000)
*	Urban One Inc. Class A	109,101	577
*	Vince Holding Corp.	85,410	534
	Educational Development Corp.	207,019	499
*,1	Troika Media Group Inc.	1,312,215	446
*,1	EBET Inc.	351,169	428
*,1	HyreCar Inc.	442,201	407
*	Allied Esports Entertainment Inc.	342,015	400
*	AYRO Inc.	673,813	398
*	Dixie Group Inc.	359,932	389
*	Auddia Inc.	274,072	365
*	Beasley Broadcast Group Inc. Class A	314,502	340
	Jerash Holdings US Inc.	77,477	329
*	iMedia Brands Inc.	509,066	326
	Flanigan's Enterprises Inc.	11,919	304
*	Mediaco Holding Inc. Class A	148,412	267
*	Xcel Brands Inc.	251,214	239
*	EzFill Holdings Inc.	388,645	239
*	Aspen Group Inc.	579,475	221
*,1	PARTS iD Inc.	143,790	216
*,1	Digital Media Solutions Inc.	109,554	210
*	Forward Industries Inc.	144,468	192
*	Lottery.com Inc.	819,456	184
*,1	Tuesday Morning Corp.	1,446,840	174
*	Muscle Maker Inc.	417,746	157
*	Moving Image Technologies Inc.	128,637	142
*,1	Stran & Co. Inc.	97,248	137
*	Helbiz Inc.	386,127	136
	FAT Brands Inc. Class B	16,464	127
*	Twin Vee PowerCats Co.	34,692	85
*,2	Zagg Inc. CVR	780,631	70
*	IDW Media Holdings Inc. Class B	42,882	66
*,1	Amesite Inc.	246,652	59
*	Applied UV Inc.	38,595	52
[2]	SRAX Inc.	590,641	41
*	Unique Fabricating Inc.	64,877	34
*	Rave Restaurant Group Inc.	21,026	29
*	Grom Social Enterprises Inc.	53,324	18
*	Sky Harbour Group Corp.	1,452	5
*	Emerson Radio Corp.	6,500	4
*	Zovio Inc. Class A	26,438	4
			158,077,989
Consumer Staples (5.7%)
	Procter & Gamble Co.	71,364,585	9,009,779
	PepsiCo Inc.	41,219,990	6,729,576
	Coca-Cola Co.	116,254,175	6,512,559
	Philip Morris International Inc.	46,290,101	3,842,541
	CVS Health Corp.	39,203,769	3,738,863
	Mondelez International Inc. Class A	40,916,873	2,243,472
	Altria Group Inc.	53,766,261	2,171,082
	Colgate-Palmolive Co.	24,893,280	1,748,753
	McKesson Corp.	4,281,041	1,454,997
	General Mills Inc.	17,781,363	1,362,230
	Archer-Daniels-Midland Co.	16,738,323	1,346,598
	Corteva Inc.	21,661,841	1,237,974
	Kimberly-Clark Corp.	10,075,473	1,133,894
	Sysco Corp.	15,203,128	1,075,013
	Constellation Brands Inc. Class A	4,280,583	983,164
	Hershey Co.	4,382,385	966,184

		Shares	Market Value ($000)
*	Monster Beverage Corp.	11,008,392	957,290
	Keurig Dr Pepper Inc.	25,364,931	908,572
	Kroger Co.	19,234,687	841,518
	Kraft Heinz Co.	23,791,490	793,446
	Walgreens Boots Alliance Inc.	21,908,148	687,916
	AmerisourceBergen Corp. Class A	4,638,886	627,780
	Brown-Forman Corp. Class B	9,322,284	620,584
	Tyson Foods Inc. Class A	8,636,990	569,437
	McCormick & Co. Inc. (Non-Voting)	7,477,337	532,910
	Kellogg Co.	7,620,895	530,872
	Church & Dwight Co. Inc.	7,243,031	517,442
	Clorox Co.	3,679,965	472,471
	Conagra Brands Inc.	14,337,624	467,837
	J M Smucker Co.	3,022,078	415,264
	Bunge Ltd.	4,534,155	374,385
	Hormel Foods Corp.	8,161,817	370,873
	Lamb Weston Holdings Inc.	4,300,952	332,808
*	Darling Ingredients Inc.	4,789,028	316,794
	Campbell Soup Co.	5,845,977	275,462
	Molson Coors Beverage Co. Class B	5,392,719	258,797
	Casey's General Stores Inc.	1,108,423	224,478
*	Performance Food Group Co.	4,632,975	198,986
*	US Foods Holding Corp.	6,022,101	159,224
	Ingredion Inc.	1,872,554	150,778
	Flowers Foods Inc.	5,370,829	132,606
*	Post Holdings Inc.	1,598,209	130,909
	Albertsons Cos. Inc. Class A	4,767,267	118,514
*	Celsius Holdings Inc.	1,245,179	112,913
	Brown-Forman Corp. Class A	1,440,235	97,302
*	Hostess Brands Inc. Class A	4,131,839	96,024
*	Boston Beer Co. Inc. Class A	277,255	89,734
*	Sprouts Farmers Market Inc.	3,214,845	89,212
	Lancaster Colony Corp.	581,179	87,340
*	Grocery Outlet Holding Corp.	2,588,546	86,173
*	Simply Good Foods Co.	2,583,406	82,643
*	BellRing Brands Inc.	3,857,697	79,507
	WD-40 Co.	414,137	72,780
*	TreeHouse Foods Inc.	1,692,190	71,783
*	Freshpet Inc.	1,349,964	67,620
	Cal-Maine Foods Inc.	1,186,123	65,937
*	Herbalife Nutrition Ltd.	3,235,960	64,363
*	United Natural Foods Inc.	1,752,403	60,230
	Edgewell Personal Care Co.	1,539,006	57,559
	Primo Water Corp.	4,581,118	57,493
	Coca-Cola Consolidated Inc.	137,406	56,574
	Energizer Holdings Inc.	2,142,077	53,852
	Spectrum Brands Holdings Inc.	1,231,539	48,067
	Nu Skin Enterprises Inc. Class A	1,434,005	47,853
	MGP Ingredients Inc.	433,317	46,001
	J & J Snack Foods Corp.	354,070	45,841
*	Hain Celestial Group Inc.	2,634,251	44,466
[1]	Reynolds Consumer Products Inc.	1,573,530	40,928
*	Beauty Health Co.	3,217,720	37,937
	Medifast Inc.	327,991	35,541
	Vector Group Ltd.	4,016,319	35,384
	Weis Markets Inc.	493,249	35,139
[1]	B&G Foods Inc.	2,114,384	34,866
	Ingles Markets Inc. Class A	434,060	34,382

		Shares	Market Value ($000)
	Universal Corp.	710,863	32,728
*	Pilgrim's Pride Corp.	1,420,513	32,700
	Utz Brands Inc.	2,065,002	31,182
*	Chefs' Warehouse Inc.	1,016,986	29,462
	SpartanNash Co.	1,014,429	29,439
	Andersons Inc.	912,484	28,314
*	Olaplex Holdings Inc.	2,912,583	27,815
	National Beverage Corp.	702,496	27,074
	Fresh Del Monte Produce Inc.	1,142,545	26,553
*,1	Beyond Meat Inc.	1,702,145	24,119
	Seaboard Corp.	6,803	23,148
*,1	Veru Inc.	1,923,707	22,161
	John B Sanfilippo & Son Inc.	265,641	20,117
*	USANA Health Sciences Inc.	333,058	18,668
*	Duckhorn Portfolio Inc.	1,229,454	17,741
	Calavo Growers Inc.	496,687	15,770
*	Sovos Brands Inc.	1,083,568	15,430
*	Mission Produce Inc.	1,001,487	14,481
	Tootsie Roll Industries Inc.	403,643	13,433
	ACCO Brands Corp.	2,700,003	13,230
[1]	PetMed Express Inc.	640,080	12,494
*,1	BRC Inc. Class A	1,202,500	9,295
	Turning Point Brands Inc.	434,620	9,227
*,1	Benson Hill Inc.	3,328,592	9,120
*	Vital Farms Inc.	742,708	8,890
*,1	Rite Aid Corp.	1,752,860	8,677
*	Seneca Foods Corp. Class A	162,229	8,183
*,1	Vita Coco Co. Inc.	654,853	7,459
*	Landec Corp.	751,182	6,678
	Limoneira Co.	456,481	6,016
*,1	22nd Century Group Inc.	6,085,365	5,643
*,1	Tattooed Chef Inc.	1,086,098	5,409
*	Honest Co. Inc.	1,532,403	5,363
*,1	GrowGeneration Corp.	1,363,554	4,772
*,1	AppHarvest Inc.	2,353,345	4,636
[1]	ProPhase Labs Inc.	388,369	4,381
	Village Super Market Inc. Class A	219,880	4,250
*	HF Foods Group Inc.	1,036,378	4,011
*	Nature's Sunshine Products Inc.	464,400	3,827
	Oil-Dri Corp. of America	153,944	3,725
	Alico Inc.	128,257	3,622
*,1	PLBY Group Inc.	847,262	3,414
	Natural Grocers by Vitamin Cottage Inc.	315,515	3,404
*	Whole Earth Brands Inc.	736,500	2,828
*,1	Boxed Inc.	2,879,590	2,655
*,1	Local Bounti Corp.	899,938	2,556
*,1	Blue Apron Holdings Inc. Class A	339,505	1,962
*	AquaBounty Technologies Inc.	1,988,764	1,553
*	Farmer Bros Co.	321,440	1,508
*	Natural Alternatives International Inc.	162,521	1,507
	AMCON Distributing Co.	6,105	1,282
*,1	Zevia PBC Class A	266,618	1,152
*	Real Good Food Co. Inc. Class A	175,743	1,135
*,1	Splash Beverage Group Inc.	828,708	1,135
	Lifevantage Corp.	253,547	951
*	Willamette Valley Vineyards Inc.	138,023	852
*	LifeMD Inc.	431,468	850
*	Rocky Mountain Chocolate Factory Inc.	128,662	773

		Shares	Market Value ($000)
*,1	Alkaline Water Co. Inc.	2,273,743	766
*	MedAvail Holdings Inc.	967,300	751
*	Barfresh Food Group Inc.	233,784	678
	Mannatech Inc.	30,953	644
*	Urban-Gro Inc.	227,616	635
*	Bridgford Foods Corp.	39,983	566
	Coffee Holding Co. Inc.	222,735	557
*,1	Kaival Brands Innovations Group Inc.	526,590	532
*	Stryve Foods Inc. Class A	878,334	466
*	Lifeway Foods Inc.	78,472	449
*,1	S&W Seed Co.	558,871	408
*	MamaMancini's Holdings Inc.	332,476	362
*	Better Choice Co. Inc.	413,653	329
*	Reed's Inc.	2,105,891	254
*	Laird Superfood Inc.	133,864	244
*,1	RiceBran Technologies	131,983	238
*,1	Arcadia Biosciences Inc.	443,405	234
*	Zivo Bioscience Inc.	81,788	229
*,1	Yield10 Bioscience Inc.	65,737	197
*,1	Greenlane Holdings Inc. Class A	66,696	109
*	Nuzee Inc.	312,940	102
*,1	Winc Inc.	69,985	62
*	Fresh Vine Wine Inc.	15,451	27
*	Blue Star Foods Corp.	28,420	18
*,1	Calyxt Inc.	92,914	16
*	Eastside Distilling Inc.	13,800	4
*,2	Fresh Market Inc.	661,450	—
			60,117,713
Energy (4.8%)
	Exxon Mobil Corp.	124,460,132	10,866,614
	Chevron Corp.	52,609,433	7,558,397
	ConocoPhillips	38,018,624	3,890,826
	EOG Resources Inc.	17,502,465	1,955,550
	Schlumberger NV	42,227,877	1,515,981
	Marathon Petroleum Corp.	14,885,448	1,478,572
	Pioneer Natural Resources Co.	6,769,339	1,465,765
	Occidental Petroleum Corp.	20,858,913	1,281,780
	Valero Energy Corp.	11,763,461	1,256,926
	Cheniere Energy Inc.	7,457,159	1,237,217
	Devon Energy Corp.	19,550,617	1,175,579
	Phillips 66	14,362,900	1,159,373
*	Enphase Energy Inc.	4,044,362	1,122,189
	Williams Cos. Inc.	36,375,555	1,041,432
	Kinder Morgan Inc.	57,085,361	949,900
	Hess Corp.	8,321,800	906,993
	ONEOK Inc.	13,340,564	683,570
	Diamondback Energy Inc.	5,304,549	638,986
	Baker Hughes Co. Class A	30,215,758	633,322
	Halliburton Co.	24,336,610	599,167
	Coterra Energy Inc.	22,561,824	589,315
	Marathon Oil Corp.	20,206,484	456,262
	Targa Resources Corp.	6,756,576	407,692
	EQT Corp.	9,930,271	404,659
*	First Solar Inc.	2,863,965	378,817
*,1	Plug Power Inc.	17,291,561	363,296
	Ovintiv Inc.	7,605,798	349,867
	APA Corp.	9,751,421	333,401
	Texas Pacific Land Corp.	185,014	328,812

		Shares	Market Value ($000)
	Chesapeake Energy Corp.	3,425,381	322,705
*	Antero Resources Corp.	8,229,182	251,237
	HF Sinclair Corp.	4,530,789	243,938
*	Southwestern Energy Co.	33,341,353	204,049
	NOV Inc.	11,729,322	189,780
	Range Resources Corp.	7,482,962	189,020
	PDC Energy Inc.	2,879,504	166,407
	Matador Resources Co.	3,345,135	163,644
	Chord Energy Corp.	1,180,482	161,455
	Murphy Oil Corp.	4,409,577	155,085
	DT Midstream Inc.	2,879,949	149,441
	SM Energy Co.	3,657,174	137,546
*	Denbury Inc.	1,407,477	121,409
	ChampionX Corp.	6,052,214	118,442
*	PBF Energy Inc. Class A	3,245,887	114,125
*,1	ChargePoint Holdings Inc.	7,559,727	111,582
	Continental Resources Inc.	1,624,402	108,526
	Helmerich & Payne Inc.	2,827,638	104,538
	Magnolia Oil & Gas Corp. Class A	5,059,199	100,223
	Equitrans Midstream Corp.	13,050,862	97,620
	Civitas Resources Inc.	1,527,470	87,661
	California Resources Corp.	2,254,929	86,657
*	Peabody Energy Corp.	3,449,117	85,607
	Antero Midstream Corp.	9,271,876	85,116
*	CNX Resources Corp.	5,413,255	84,068
	Arcosa Inc.	1,463,045	83,657
	Patterson-UTI Energy Inc.	6,479,462	75,680
*	Array Technologies Inc.	4,289,946	71,127
	Cactus Inc. Class A	1,819,467	69,922
*	Weatherford International plc	2,133,646	68,895
	New Fortress Energy Inc. Class A	1,550,519	67,773
[1]	Arch Resources Inc.	553,186	65,608
*	Callon Petroleum Co.	1,835,257	64,252
*	Ameresco Inc. Class A	960,141	63,830
	Alpha Metallurgical Resources Inc.	441,946	60,476
*	Liberty Energy Inc. Class A	4,752,128	60,257
*,1	SunPower Corp.	2,590,024	59,674
*	Stem Inc.	4,425,230	59,033
	Delek US Holdings Inc.	2,124,038	57,646
	Northern Oil & Gas Inc.	1,992,084	54,603
	Enviva Inc.	896,534	53,846
	CONSOL Energy Inc.	782,660	50,341
*	Comstock Resources Inc.	2,788,141	48,207
*	Green Plains Inc.	1,652,775	48,046
*,1	Transocean Ltd.	19,035,255	47,017
*	NexTier Oilfield Solutions Inc.	6,200,347	45,883
	Warrior Met Coal Inc.	1,535,467	43,669
	World Fuel Services Corp.	1,796,312	42,106
*	Permian Resources Corp. Class A	5,938,676	40,383
*	Shoals Technologies Group Inc. Class A	1,846,647	39,795
*	Noble Corp. plc	1,323,282	39,143
*,1	FuelCell Energy Inc.	11,099,015	37,848
	Brigham Minerals Inc. Class A	1,520,426	37,509
*,1	Tellurian Inc.	15,325,175	36,627
*	NOW Inc.	3,286,862	33,033
*	Talos Energy Inc.	1,979,077	32,952
*	Laredo Petroleum Inc.	484,900	30,476
	Archrock Inc.	4,702,223	30,188

		Shares	Market Value ($000)
*,1	Montauk Renewables Inc.	1,697,436	29,603
*	Gulfport Energy Corp.	331,810	29,295
*	Tidewater Inc.	1,283,001	27,841
*	Nabors Industries Ltd.	263,415	26,723
*	Par Pacific Holdings Inc.	1,592,675	26,136
	CVR Energy Inc.	892,538	25,866
*,1	Earthstone Energy Inc. Class A	1,946,058	23,975
*	Oceaneering International Inc.	2,968,886	23,632
*	ProPetro Holding Corp.	2,736,283	22,027
*	Diamond Offshore Drilling Inc.	3,030,395	20,091
	Ranger Oil Corp.	618,350	19,447
	RPC Inc.	2,713,940	18,808
	Core Laboratories NV	1,379,086	18,590
*	Dril-Quip Inc.	926,104	18,078
*	Helix Energy Solutions Group Inc.	4,623,107	17,845
*	MRC Global Inc.	2,311,515	16,620
*,1	Solid Power Inc.	3,120,617	16,414
[1]	Kinetik Holdings Inc. Class A	500,885	16,319
*	Bristow Group Inc. Class A	693,278	16,285
*	W&T Offshore Inc.	2,772,648	16,248
*,1	EVgo Inc.	2,026,263	16,028
*,1	Fluence Energy Inc. Class A	1,073,461	15,662
*,1	Gevo Inc.	6,638,561	15,136
*	SandRidge Energy Inc.	920,304	15,010
[1]	Crescent Energy Co. Class A	1,056,796	14,235
	SunCoke Energy Inc.	2,448,210	14,224
*	Centrus Energy Corp. Class A	342,567	14,038
*	Select Energy Services Inc. Class A	1,983,896	13,828
*	REX American Resources Corp.	477,153	13,322
	Berry Corp.	1,701,948	12,765
*	TETRA Technologies Inc.	3,494,648	12,546
*	TPI Composites Inc.	1,071,321	12,084
*,1	SilverBow Resources Inc.	433,984	11,665
*,1	NextDecade Corp.	1,693,218	10,193
*	ProFrac Holding Corp. Class A	611,089	9,295
*,1	Heliogen Inc.	4,874,100	9,066
	Solaris Oilfield Infrastructure Inc. Class A	935,530	8,757
*	DMC Global Inc.	485,580	7,760
[1]	VAALCO Energy Inc.	1,762,581	7,685
	Sitio Royalties Corp.	329,389	7,283
*	Amplify Energy Corp.	1,044,290	6,861
*	Oil States International Inc.	1,696,380	6,599
*,1	ESS Tech Inc.	1,593,000	6,515
*	Newpark Resources Inc.	2,449,089	6,172
	Ramaco Resources Inc.	651,180	5,991
*	Ring Energy Inc.	2,558,293	5,935
	Evolution Petroleum Corp.	784,579	5,461
	NACCO Industries Inc. Class A	111,685	5,253
*,1	Aemetis Inc.	823,114	5,037
*,1	Volta Inc.	3,973,258	4,808
*,1	374Water Inc.	1,672,946	4,734
*,1	American Resources Corp.	1,756,997	4,691
*	Forum Energy Technologies Inc.	192,703	4,093
*	SEACOR Marine Holdings Inc.	700,466	3,937
*	FTC Solar Inc.	1,323,352	3,917
*,1	Sunworks Inc.	1,299,138	3,625
*,1	Beam Global	296,377	3,616
*	Natural Gas Services Group Inc.	359,025	3,605

		Shares	Market Value ($000)
*	Hallador Energy Co.	634,784	3,567
*	Ranger Energy Services Inc. Class A	357,073	3,492
*,1	Empire Petroleum Corp.	234,700	3,086
*	American Superconductor Corp.	682,048	2,987
*	Matrix Service Co.	700,148	2,899
	Epsilon Energy Ltd.	433,717	2,741
	PHX Minerals Inc.	790,443	2,561
*	Exterran Corp.	607,667	2,528
*	Battalion Oil Corp.	207,783	2,473
	Riley Exploration Permian Inc.	125,900	2,390
*,1	Advent Technologies Holdings Inc.	724,921	2,218
	Adams Resources & Energy Inc.	67,642	2,016
*,1	Camber Energy Inc.	9,609,498	1,874
*,1	Flotek Industries Inc.	1,647,895	1,648
*	Ideal Power Inc.	149,114	1,543
*,1	KLX Energy Services Holdings Inc.	187,407	1,542
*	Gulf Island Fabrication Inc.	358,485	1,495
*,1	Stabilis Solutions Inc.	169,932	1,315
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	70,676	1,283
*	PrimeEnergy Resources Corp.	16,282	1,270
*,1	US Well Services Inc.	231,379	1,173
*	Mammoth Energy Services Inc.	308,591	1,052
*	Smart Sand Inc.	541,440	845
*,1	Ocean Power Technologies Inc.	1,001,472	821
*	PEDEVCO Corp.	768,132	776
*	Mexco Energy Corp.	44,605	723
	Barnwell Industries Inc.	267,900	707
*	Profire Energy Inc.	786,592	669
*	iSun Inc.	242,226	535
*	Capstone Green Energy Corp.	297,760	527
*,1	Dawson Geophysical Co.	275,110	462
*	Enservco Corp.	314,865	406
*,1	Independence Contract Drilling Inc.	133,014	399
*	Energy Services of America Corp.	116,620	334
*,1	Houston American Energy Corp.	96,029	332
*	Ecoark Holdings Inc.	250,250	325
	US Energy Corp. Wyoming	108,748	318
*	Geospace Technologies Corp.	63,452	280
*	MIND Technology Inc.	405,277	259
*	Superior Drilling Products Inc.	258,628	173
*	Nine Energy Service Inc.	49,145	130
*	New Concept Energy Inc.	33,655	38
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	6
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	5
	Pineapple Energy Inc.	5,570	5
*,2	Pineapple Energy Inc. CVR	69,639	—
			51,207,146
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	50,193,269	13,402,607
	JPMorgan Chase & Co.	87,574,547	9,151,540
	Bank of America Corp.	203,957,376	6,159,513
	Wells Fargo & Co.	113,263,173	4,555,445
	Charles Schwab Corp.	46,142,608	3,316,269
	S&P Global Inc.	9,958,456	3,040,815
	Morgan Stanley	38,450,411	3,037,967
	Goldman Sachs Group Inc.	9,561,786	2,802,081
	BlackRock Inc.	4,277,067	2,353,584
	Citigroup Inc.	54,931,120	2,288,980

		Shares	Market Value ($000)
	Marsh & McLennan Cos. Inc.	14,901,399	2,224,630
	Chubb Ltd.	11,849,263	2,155,144
	Progressive Corp.	17,466,008	2,029,725
	CME Group Inc.	10,736,272	1,901,716
	PNC Financial Services Group Inc.	12,244,265	1,829,538
	Blackstone Inc.	20,950,737	1,753,577
	Truist Financial Corp.	39,607,944	1,724,530
	US Bancorp	39,927,726	1,609,886
	Aon plc Class A	5,982,416	1,602,510
	Intercontinental Exchange Inc.	16,678,669	1,506,918
	Moody's Corp.	4,658,322	1,132,485
	Travelers Cos. Inc.	7,084,611	1,085,362
	MetLife Inc.	17,849,879	1,084,916
	American International Group Inc.	22,687,775	1,077,216
	Arthur J Gallagher & Co.	6,273,495	1,074,148
	Allstate Corp.	8,071,562	1,005,152
	MSCI Inc. Class A	2,280,926	962,072
	Aflac Inc.	16,964,056	953,380
	Prudential Financial Inc.	11,110,445	953,054
	M&T Bank Corp.	5,239,381	923,808
	Bank of New York Mellon Corp.	21,718,834	836,609
	KKR & Co. Inc.	19,252,748	827,868
	Ameriprise Financial Inc.	3,225,467	812,656
	Discover Financial Services	8,158,169	741,741
	First Republic Bank	5,450,754	711,596
	T. Rowe Price Group Inc.	6,732,059	706,934
	Willis Towers Watson plc	3,279,093	658,901
	Fifth Third Bancorp	20,438,284	653,208
	Hartford Financial Services Group Inc.	9,655,630	598,070
*	SVB Financial Group	1,764,280	592,410
	Nasdaq Inc.	10,262,884	581,700
	Raymond James Financial Inc.	5,796,431	572,803
	Huntington Bancshares Inc.	42,912,199	565,583
	Regions Financial Corp.	27,868,278	559,316
	Principal Financial Group Inc.	7,426,042	535,789
	Citizens Financial Group Inc.	14,780,651	507,863
	Northern Trust Corp.	5,912,060	505,836
	Broadridge Financial Solutions Inc.	3,501,499	505,336
	LPL Financial Holdings Inc.	2,263,727	494,579
*	Arch Capital Group Ltd.	10,481,541	477,329
	Apollo Global Management Inc.	10,254,675	476,842
	State Street Corp.	7,590,174	461,558
	FactSet Research Systems Inc.	1,135,657	454,388
	KeyCorp	27,828,723	445,816
*	Berkshire Hathaway Inc. Class A	1,051	427,200
*	Markel Corp.	383,500	415,798
	Brown & Brown Inc.	6,724,293	406,685
	Cincinnati Financial Corp.	4,514,113	404,329
	W R Berkley Corp.	5,934,161	383,228
	Cboe Global Markets Inc.	3,166,681	371,673
	First Horizon Corp.	16,037,562	367,260
*	Alleghany Corp.	380,684	319,535
	Everest Re Group Ltd.	1,174,399	308,209
	Loews Corp.	6,102,626	304,155
	Equitable Holdings Inc.	11,148,582	293,765
	First Citizens BancShares Inc. Class A	358,543	285,913
	Signature Bank	1,883,243	284,370
	Fidelity National Financial Inc.	7,816,730	282,966

		Shares	Market Value ($000)
	East West Bancorp Inc.	4,199,288	281,940
	Comerica Inc.	3,897,910	277,141
*,1	Coinbase Global Inc. Class A	4,215,481	271,856
	Ares Management Corp. Class A	4,359,165	270,050
	American Financial Group Inc.	2,155,801	265,013
	Globe Life Inc.	2,617,165	260,931
	Reinsurance Group of America Inc.	2,002,724	251,963
	Webster Financial Corp.	5,251,103	237,350
	MarketAxess Holdings Inc.	1,065,771	237,123
	Assurant Inc.	1,589,865	230,960
	Ally Financial Inc.	8,251,729	229,646
	Zions Bancorp NA	4,498,671	228,802
	Cullen/Frost Bankers Inc.	1,717,560	227,096
[1]	Annaly Capital Management Inc.	12,907,713	221,496
	Commerce Bancshares Inc.	3,222,604	213,207
	Western Alliance Bancorp	3,073,042	202,022
	Lincoln National Corp.	4,552,806	199,914
	Unum Group	5,098,733	197,831
	Carlyle Group Inc.	7,551,832	195,139
	Invesco Ltd.	13,579,569	186,040
	Interactive Brokers Group Inc. Class A	2,910,029	185,980
	RenaissanceRe Holdings Ltd.	1,311,547	184,128
	Tradeweb Markets Inc. Class A	3,218,936	181,612
	SouthState Corp.	2,258,818	178,718
	SEI Investments Co.	3,640,962	178,589
	Voya Financial Inc.	2,929,785	177,252
	Franklin Resources Inc.	8,184,836	176,138
	Pinnacle Financial Partners Inc.	2,163,251	175,440
	Old Republic International Corp.	8,268,848	173,067
	Prosperity Bancshares Inc.	2,586,968	172,499
*,1	Robinhood Markets Inc. Class A	16,848,116	170,166
	First Financial Bankshares Inc.	4,062,044	169,915
	Erie Indemnity Co. Class A	763,962	169,836
	Kinsale Capital Group Inc.	649,569	165,913
	Glacier Bancorp Inc.	3,334,437	163,821
	Morningstar Inc.	761,929	161,773
	Popular Inc.	2,233,847	160,971
	Starwood Property Trust Inc.	8,745,849	159,349
	Stifel Financial Corp.	3,017,644	156,646
	Synovus Financial Corp.	4,113,224	154,287
	Wintrust Financial Corp.	1,820,616	148,471
	Selective Insurance Group Inc.	1,807,885	147,162
	United Bankshares Inc.	4,051,633	144,846
	Old National Bancorp	8,782,989	144,656
	Jefferies Financial Group Inc.	4,857,061	143,283
	Primerica Inc.	1,125,710	138,969
	Valley National Bancorp	12,866,078	138,954
	Cadence Bank	5,456,167	138,641
	First American Financial Corp.	2,938,673	135,473
	RLI Corp.	1,292,872	132,364
	Bank OZK	3,330,231	131,744
	Home BancShares Inc.	5,826,264	131,149
	AGNC Investment Corp.	15,540,629	130,852
	Affiliated Managers Group Inc.	1,128,775	126,253
	Hanover Insurance Group Inc.	955,881	122,487
	FNB Corp.	10,453,921	121,265
	ServisFirst Bancshares Inc.	1,468,940	117,515
	MGIC Investment Corp.	9,039,172	115,882

		Shares	Market Value ($000)
	Blue Owl Capital Inc. Class A	12,509,328	115,461
	Blackstone Mortgage Trust Inc. Class A	4,857,651	113,378
	Axis Capital Holdings Ltd.	2,294,163	112,758
	New York Community Bancorp Inc.	13,174,793	112,381
	Houlihan Lokey Inc. Class A	1,485,391	111,969
	Umpqua Holdings Corp.	6,547,782	111,902
	First Interstate BancSystem Inc. Class A	2,744,850	110,755
	Hancock Whitney Corp.	2,407,614	110,293
*,1	SoFi Technologies Inc.	21,977,304	107,249
	Essent Group Ltd.	3,051,008	106,389
	SLM Corp.	7,464,053	104,422
[1]	Lazard Ltd. Class A	3,227,910	102,744
*	Ryan Specialty Holdings Inc. Class A	2,502,624	101,657
	Rithm Capital Corp.	13,774,650	100,830
	CVB Financial Corp.	3,945,208	99,893
	United Community Banks Inc.	2,997,997	99,234
	UMB Financial Corp.	1,152,457	97,141
	Independent Bank Corp. (Massachusetts)	1,301,826	97,025
	OneMain Holdings Inc.	3,278,798	96,790
	Community Bank System Inc.	1,599,952	96,125
	First Hawaiian Inc.	3,859,510	95,060
[1]	White Mountains Insurance Group Ltd.	72,906	94,998
	Eastern Bankshares Inc.	4,785,421	93,986
*	Brighthouse Financial Inc.	2,130,514	92,507
	Bank of Hawaii Corp.	1,206,909	91,870
	Radian Group Inc.	4,734,858	91,335
	Ameris Bancorp	1,992,406	89,080
	WSFS Financial Corp.	1,898,297	88,195
	Pacific Premier Bancorp Inc.	2,823,080	87,403
*	Texas Capital Bancshares Inc.	1,479,362	87,327
	Assured Guaranty Ltd.	1,777,865	86,138
	Associated Banc-Corp	4,269,496	85,731
*,1	Credit Acceptance Corp.	192,151	84,162
	FirstCash Holdings Inc.	1,136,922	83,393
	Federated Hermes Inc. Class B	2,511,690	83,187
	Cathay General Bancorp	2,100,761	80,795
	BankUnited Inc.	2,352,980	80,401
	Fulton Financial Corp.	5,088,538	80,399
	Janus Henderson Group plc	3,951,194	80,249
	Simmons First National Corp. Class A	3,643,932	79,401
	PacWest Bancorp	3,494,679	78,980
	Walker & Dunlop Inc.	943,076	78,964
	Kemper Corp.	1,903,023	78,519
	American Equity Investment Life Holding Co.	2,094,499	78,104
	First Bancorp (XNYS)	5,689,800	77,836
*	Mr Cooper Group Inc.	1,915,634	77,583
	Evercore Inc. Class A	922,215	75,852
	International Bancshares Corp.	1,735,037	73,739
	BOK Financial Corp.	810,550	72,025
	Atlantic Union Bankshares Corp.	2,275,750	69,137
	Columbia Banking System Inc.	2,375,477	68,628
	First Merchants Corp.	1,763,121	68,198
*	Silvergate Capital Corp. Class A	897,606	67,635
*,1	Trupanion Inc.	1,109,033	65,910
	Moelis & Co. Class A	1,935,502	65,439
	Independent Bank Group Inc.	1,043,513	64,061
	Jackson Financial Inc. Class A	2,273,884	63,100
	Virtu Financial Inc. Class A	2,973,800	61,766

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	724,517	60,657
	CNO Financial Group Inc.	3,343,205	60,077
	Washington Federal Inc.	1,977,432	59,283
	Banner Corp.	999,989	59,079
	Stock Yards Bancorp Inc.	847,730	57,654
	Seacoast Banking Corp. of Florida	1,877,809	56,766
	WesBanco Inc.	1,698,898	56,692
	Hamilton Lane Inc. Class A	948,881	56,563
	First Financial Bancorp	2,660,791	56,089
*	Axos Financial Inc.	1,623,910	55,586
	Arbor Realty Trust Inc.	4,779,578	54,965
	Park National Corp.	440,412	54,822
	Towne Bank	2,037,056	54,654
*	Enstar Group Ltd.	316,213	53,627
	Lakeland Financial Corp.	731,801	53,282
	Piper Sandler Cos.	504,650	52,857
*	Genworth Financial Inc. Class A	14,890,385	52,116
	Artisan Partners Asset Management Inc. Class A	1,911,625	51,480
	Trustmark Corp.	1,667,959	51,090
*	NMI Holdings Inc. Class A	2,499,127	50,907
	TPG Inc. Class A	1,812,394	50,457
	Flagstar Bancorp Inc.	1,509,253	50,409
	Renasant Corp.	1,566,439	48,998
	Northwest Bancshares Inc.	3,620,320	48,911
	BancFirst Corp.	545,001	48,761
	Heartland Financial USA Inc.	1,094,286	47,448
	NBT Bancorp Inc.	1,235,170	46,875
	Cohen & Steers Inc.	744,956	46,657
	Navient Corp.	3,139,855	46,124
*	Cannae Holdings Inc.	2,231,023	46,093
*	Focus Financial Partners Inc. Class A	1,453,389	45,796
	Sandy Spring Bancorp Inc.	1,296,597	45,718
*	BRP Group Inc. Class A	1,697,715	44,735
	Horace Mann Educators Corp.	1,260,265	44,475
	PJT Partners Inc. Class A	663,341	44,324
	Eagle Bancorp Inc.	977,253	43,800
	Enterprise Financial Services Corp.	989,891	43,595
	Hope Bancorp Inc.	3,431,147	43,370
[1]	Claros Mortgage Trust Inc.	3,567,383	41,881
*	StoneX Group Inc.	503,548	41,764
	Veritex Holdings Inc.	1,562,659	41,551
	FB Financial Corp.	1,078,869	41,224
	Provident Financial Services Inc.	2,063,445	40,237
	First Bancorp (XNGS)	1,092,420	39,961
*,1	Upstart Holdings Inc.	1,919,074	39,898
	TriCo Bancshares	884,103	39,475
	Westamerica Bancorp	742,527	38,827
*	Triumph Bancorp Inc.	713,384	38,772
	StepStone Group Inc. Class A	1,550,838	38,011
*,1	Corebridge Financial Inc.	1,920,861	37,822
	City Holding Co.	420,546	37,298
*	PRA Group Inc.	1,134,261	37,272
[1]	Chimera Investment Corp.	6,994,705	36,512
	Apollo Commercial Real Estate Finance Inc.	4,264,021	35,391
*,1	Marathon Digital Holdings Inc.	3,292,345	35,261
	Safety Insurance Group Inc.	431,075	35,158
	Stewart Information Services Corp.	802,214	35,009
	Berkshire Hills Bancorp Inc.	1,280,445	34,956

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	10,419,640	34,593
	OFG Bancorp	1,369,925	34,426
	First Commonwealth Financial Corp.	2,670,715	34,292
	Virtus Investment Partners Inc.	212,381	33,879
[1]	Hilltop Holdings Inc.	1,349,017	33,523
	PennyMac Financial Services Inc.	768,912	32,986
*	LendingClub Corp.	2,976,230	32,887
	S&T Bancorp Inc.	1,117,879	32,765
[1]	Compass Diversified Holdings	1,805,194	32,602
	National Bank Holdings Corp. Class A	872,472	32,273
	First Busey Corp.	1,467,705	32,260
	Capitol Federal Financial Inc.	3,869,102	32,114
*,1	Riot Blockchain Inc.	4,579,007	32,099
	Southside Bancshares Inc.	897,797	31,746
	ProAssurance Corp.	1,626,614	31,735
	Ladder Capital Corp. Class A	3,519,523	31,535
	BGC Partners Inc. Class A	10,026,984	31,485
*	Encore Capital Group Inc.	685,765	31,189
	Ready Capital Corp.	3,072,836	31,159
*	Bancorp Inc.	1,414,953	31,101
	PennyMac Mortgage Investment Trust	2,634,345	31,033
	OceanFirst Financial Corp.	1,641,821	30,604
	Live Oak Bancshares Inc.	964,420	29,511
	Lakeland Bancorp Inc.	1,842,723	29,502
*,1	Lemonade Inc.	1,378,926	29,206
	German American Bancorp Inc.	811,109	28,965
	Dime Community Bancshares Inc.	976,506	28,592
	Cowen Inc. Class A	736,446	28,456
	Heritage Financial Corp.	1,065,069	28,192
[1]	Franklin BSP Realty Trust Inc.	2,607,940	28,088
	Employers Holdings Inc.	801,115	27,630
	AMERISAFE Inc.	587,465	27,452
*	Enova International Inc.	937,425	27,438
	Preferred Bank	420,325	27,418
	New York Mortgage Trust Inc.	11,644,029	27,247
	Pathward Financial Inc.	822,686	27,116
*	Customers Bancorp Inc.	918,658	27,082
	First Foundation Inc.	1,480,005	26,847
	Premier Financial Corp.	1,042,028	26,780
	Federal Agricultural Mortgage Corp. Class C	267,523	26,522
*	MoneyGram International Inc.	2,545,519	26,473
	Tompkins Financial Corp.	363,537	26,400
*	Blucora Inc.	1,334,369	25,807
	Origin Bancorp Inc.	650,338	25,019
	Brookline Bancorp Inc.	2,142,520	24,960
	Banc of California Inc.	1,550,511	24,762
	Allegiance Bancshares Inc.	593,837	24,721
*	Columbia Financial Inc.	1,139,427	24,076
	James River Group Holdings Ltd.	1,051,585	23,987
	ConnectOne Bancorp Inc.	1,027,155	23,686
	KKR Real Estate Finance Trust Inc.	1,451,080	23,580
	MFA Financial Inc.	3,004,971	23,379
*	Nicolet Bankshares Inc.	331,532	23,353
	Mercury General Corp.	811,854	23,073
	QCR Holdings Inc.	447,506	22,796
	Nelnet Inc. Class A	285,880	22,639
	Peoples Bancorp Inc.	779,671	22,556
	iStar Inc.	2,432,400	22,524

		Shares	Market Value ($000)
*	Open Lending Corp. Class A	2,801,319	22,523
	B. Riley Financial Inc.	504,644	22,467
	Hanmi Financial Corp.	945,034	22,378
[1]	Enact Holdings Inc.	1,002,028	22,215
	First Bancshares Inc.	737,705	22,035
	Washington Trust Bancorp Inc.	473,963	22,030
[1]	Bank First Corp.	281,366	21,519
	Amerant Bancorp Inc. Class A	846,484	21,027
	TFS Financial Corp.	1,606,190	20,880
	United Fire Group Inc.	714,514	20,528
[1]	Rocket Cos. Inc. Class A	3,233,354	20,435
	Goosehead Insurance Inc. Class A	572,375	20,399
	Horizon Bancorp Inc.	1,116,190	20,047
*	Metropolitan Bank Holding Corp.	311,071	20,021
	Kearny Financial Corp.	1,869,313	19,852
[1]	Broadmark Realty Capital Inc.	3,880,722	19,830
*	Oscar Health Inc. Class A	3,936,237	19,642
	Univest Financial Corp.	830,696	19,505
	Redwood Trust Inc.	3,324,617	19,083
	Heritage Commerce Corp.	1,681,676	19,070
	HarborOne Bancorp Inc.	1,369,005	18,372
	Northfield Bancorp Inc.	1,273,281	18,221
	Ellington Financial Inc.	1,573,479	17,890
	Argo Group International Holdings Ltd.	927,917	17,872
	Community Trust Bancorp Inc.	437,507	17,741
	BrightSpire Capital Inc. Class A	2,788,244	17,594
[1]	ARMOUR Residential REIT Inc.	3,586,101	17,464
	Old Second Bancorp Inc.	1,331,182	17,372
	Great Southern Bancorp Inc.	302,804	17,281
	TrustCo Bank Corp.	546,200	17,162
	WisdomTree Investments Inc.	3,663,720	17,146
	Camden National Corp.	397,180	16,920
	Victory Capital Holdings Inc. Class A	721,738	16,824
	First Mid Bancshares Inc.	521,497	16,672
*	Ambac Financial Group Inc.	1,285,961	16,396
	Peapack-Gladstone Financial Corp.	480,325	16,163
	Flushing Financial Corp.	829,310	16,064
	Central Pacific Financial Corp.	772,404	15,981
	Amalgamated Financial Corp.	689,657	15,552
	HomeStreet Inc.	535,464	15,427
*	CrossFirst Bankshares Inc.	1,158,754	15,122
	First Community Bankshares Inc.	469,294	15,031
	Cambridge Bancorp	187,772	14,973
	Dynex Capital Inc.	1,280,268	14,915
	Brightsphere Investment Group Inc.	982,773	14,653
	CBTX Inc.	498,048	14,568
	Diamond Hill Investment Group Inc.	87,521	14,441
	Midland States Bancorp Inc.	605,787	14,278
	First Financial Corp.	303,859	13,731
*	SiriusPoint Ltd.	2,746,068	13,593
	Business First Bancshares Inc.	622,921	13,411
[1]	CBL & Associates Properties Inc.	522,774	13,388
	Bank of Marin Bancorp	445,478	13,342
	CNB Financial Corp.	564,445	13,304
	Byline Bancorp Inc.	644,656	13,054
	Equity Bancshares Inc. Class A	434,554	12,876
	TPG RE Finance Trust Inc.	1,817,114	12,720
*	MBIA Inc.	1,382,103	12,715

		Shares	Market Value ($000)
	NexPoint Diversified Real Estate Trust	1,006,100	12,627
	Mercantile Bank Corp.	424,074	12,599
*	EZCORP Inc. Class A	1,624,375	12,524
*	Clearwater Analytics Holdings Inc. Class A	719,434	12,079
*	Coastal Financial Corp.	303,462	12,060
	Alerus Financial Corp.	537,192	11,872
	Capital City Bank Group Inc.	380,855	11,848
	Farmers National Banc Corp.	895,587	11,723
*	AssetMark Financial Holdings Inc.	640,865	11,721
	Independent Bank Corp. (Michigan)	598,641	11,434
	First of Long Island Corp.	659,269	11,366
[1]	GCM Grosvenor Inc. Class A	1,437,229	11,340
	Arrow Financial Corp.	387,573	11,170
	Southern Missouri Bancorp Inc.	217,810	11,115
	P10 Inc. Class A	1,053,805	11,086
*	Carter Bankshares Inc.	688,089	11,078
	Bar Harbor Bankshares	412,183	10,931
	Metrocity Bankshares Inc.	554,638	10,893
	Hingham Institution For Savings	43,253	10,861
	Financial Institutions Inc.	450,573	10,845
	1st Source Corp.	229,823	10,641
	Mid Penn Bancorp Inc.	365,174	10,491
[1]	Invesco Mortgage Capital Inc.	907,249	10,070
	Merchants Bancorp	434,604	10,026
	Granite Point Mortgage Trust Inc.	1,554,194	10,009
	SmartFinancial Inc.	401,450	9,920
	Citizens & Northern Corp.	409,413	9,900
*	Blue Foundry Bancorp	879,288	9,804
	Republic Bancorp Inc. Class A	253,793	9,720
	Waterstone Financial Inc.	600,218	9,700
	National Western Life Group Inc. Class A	55,873	9,543
*	Professional Holding Corp. Class A	367,867	9,542
	American National Bankshares Inc.	296,822	9,483
*	Bridgewater Bancshares Inc.	573,719	9,449
*	Southern First Bancshares Inc.	226,710	9,445
	HCI Group Inc.	237,701	9,318
	Capstar Financial Holdings Inc.	501,635	9,295
*	World Acceptance Corp.	95,728	9,268
	HomeTrust Bancshares Inc.	417,531	9,227
	RBB Bancorp	435,114	9,042
[1]	Farmers & Merchants Bancorp Inc.	333,453	8,960
	First Internet Bancorp	263,312	8,916
	Shore Bancshares Inc.	509,859	8,831
	Macatawa Bank Corp.	924,057	8,557
[1]	John Marshall Bancorp Inc.	346,600	8,513
	Guaranty Bancshares Inc.	245,483	8,491
	MVB Financial Corp.	302,098	8,407
	Peoples Financial Services Corp.	179,285	8,398
	Five Star Bancorp	293,908	8,335
	West Bancorp Inc.	398,357	8,290
	Civista Bancshares Inc.	398,946	8,282
	Primis Financial Corp.	682,667	8,281
	Summit Financial Group Inc.	304,535	8,204
	First Bancorp Inc.	295,916	8,152
	Universal Insurance Holdings Inc.	826,787	8,144
	AFC Gamma Inc.	528,841	8,091
	South Plains Financial Inc.	292,506	8,061
	Home Bancorp Inc.	205,685	8,020

		Shares	Market Value ($000)
[1]	Orchid Island Capital Inc.	963,773	7,903
	MidWestOne Financial Group Inc.	286,575	7,821
	Sierra Bancorp	393,731	7,776
	Esquire Financial Holdings Inc.	206,705	7,762
	Enterprise Bancorp Inc.	255,668	7,647
	Northeast Bank	204,444	7,497
	Orrstown Financial Services Inc.	307,627	7,358
	Northrim Bancorp Inc.	176,916	7,353
	BCB Bancorp Inc.	430,285	7,242
	PCSB Financial Corp.	400,428	7,180
	Oppenheimer Holdings Inc. Class A	231,375	7,168
*	LendingTree Inc.	299,471	7,145
	ACNB Corp.	236,741	7,112
[1]	Chicago Atlantic Real Estate Finance Inc.	491,800	7,087
	Tiptree Inc. Class A	651,681	7,012
	First Bank	503,770	6,887
	BayCom Corp.	386,727	6,799
[1]	UWM Holdings Corp. Class A	2,300,429	6,740
*,1	Hippo Holdings Inc.	361,460	6,698
*	FVCBankcorp Inc.	348,752	6,686
	Donegal Group Inc. Class A	493,934	6,663
	First Business Financial Services Inc.	205,340	6,635
	PCB Bancorp	355,560	6,425
	Red River Bancshares Inc.	127,746	6,314
	Regional Management Corp.	224,220	6,287
	Provident Bancorp Inc.	432,492	6,189
	Parke Bancorp Inc.	290,867	6,097
	Colony Bankcorp Inc.	463,412	6,038
[1]	Greene County Bancorp Inc.	105,184	6,024
*,1	Third Coast Bancshares Inc.	351,900	6,021
*	SWK Holdings Corp.	353,494	6,009
	HBT Financial Inc.	330,067	5,991
	Blue Ridge Bankshares Inc.	462,864	5,883
	Ames National Corp.	265,164	5,881
	National Bankshares Inc.	173,594	5,861
*,1	Hagerty Inc. Class A	651,800	5,860
	Timberland Bancorp Inc.	208,450	5,764
*	Ponce Financial Group Inc.	628,749	5,759
	Capital Bancorp Inc.	244,721	5,653
*	Greenlight Capital Re Ltd. Class A	739,292	5,500
	Manning & Napier Inc. Class A	447,715	5,493
*	First Western Financial Inc.	220,842	5,444
	FS Bancorp Inc.	199,645	5,442
	Unity Bancorp Inc.	216,027	5,424
	Codorus Valley Bancorp Inc.	285,570	5,380
	Southern States Bancshares Inc.	197,192	5,373
	Evans Bancorp Inc.	146,463	5,368
	Community Financial Corp.	155,233	5,325
	Central Valley Community Bancorp	300,097	5,315
	C&F Financial Corp.	99,227	5,309
	Investors Title Co.	37,598	5,301
	Norwood Financial Corp.	198,755	5,283
[1]	Fidelity D&D Bancorp Inc.	129,702	5,233
	Investar Holding Corp.	262,066	5,215
	Northeast Community Bancorp Inc.	405,454	5,028
	MainStreet Bancshares Inc.	220,216	5,023
	Bankwell Financial Group Inc.	172,076	5,009
	ESSA Bancorp Inc.	253,876	4,923

		Shares	Market Value ($000)
	Meridian Corp.	167,194	4,877
	Bank of Princeton	170,560	4,835
	Great Ajax Corp.	636,336	4,779
*	Ocwen Financial Corp.	204,363	4,756
	Pzena Investment Management Inc. Class A	493,761	4,681
	William Penn Bancorp	410,356	4,666
	LCNB Corp.	290,235	4,603
	Medallion Financial Corp.	650,658	4,568
	OP Bancorp	409,054	4,549
*	Citizens Inc. Class A	1,340,088	4,476
	Richmond Mutual Bancorp Inc.	330,188	4,434
	Western New England Bancorp Inc.	541,360	4,401
	Penns Woods Bancorp Inc.	189,259	4,336
	Eagle Bancorp Montana Inc.	222,646	4,230
	Plumas Bancorp	148,640	4,217
	Sachem Capital Corp.	1,259,667	4,195
	Territorial Bancorp Inc.	226,146	4,193
	ChoiceOne Financial Services Inc.	192,470	4,180
[1]	Orange County Bancorp Inc.	107,232	4,128
*,1	Bakkt Holdings Inc.	1,805,265	4,116
	Chemung Financial Corp.	98,140	4,109
	Sculptor Capital Management Inc. Class A	462,486	4,088
[1]	Silvercrest Asset Management Group Inc. Class A	249,318	4,076
*	California Bancorp	198,314	4,010
*	Maiden Holdings Ltd.	1,852,613	3,983
	Crawford & Co. Class B	746,601	3,920
*	Bogota Financial Corp.	352,943	3,889
*	Oportun Financial Corp.	887,770	3,880
*,1	ECB Bancorp Inc.	266,600	3,836
	First Savings Financial Group Inc.	165,222	3,797
	FNCB Bancorp Inc.	493,500	3,706
	Salisbury Bancorp Inc.	154,640	3,705
*,1,3	1895 Bancorp of Wisconsin Inc.	353,539	3,677
[1]	First Guaranty Bancshares Inc.	167,977	3,675
*	Pioneer Bancorp Inc.	382,436	3,641
*	Sterling Bancorp Inc.	590,269	3,559
	Riverview Bancorp Inc.	558,880	3,549
	First Northwest Bancorp	219,290	3,531
	Middlefield Banc Corp.	129,914	3,521
[1]	Hawthorn Bancshares Inc.	157,894	3,452
	Finward Bancorp	101,400	3,449
	Luther Burbank Corp.	296,578	3,446
	Citizens Community Bancorp Inc.	282,098	3,433
	First Financial Northwest Inc.	230,131	3,415
	Peoples Bancorp of North Carolina Inc.	137,293	3,405
	Federal Agricultural Mortgage Corp. Class A	35,555	3,404
	Oak Valley Bancorp	183,150	3,273
	First Community Corp.	186,158	3,258
	SB Financial Group Inc.	192,368	3,241
*	Republic First Bancorp Inc.	1,142,193	3,232
*	NI Holdings Inc.	240,510	3,213
	Nexpoint Real Estate Finance Inc.	213,897	3,204
*	eHealth Inc.	816,369	3,192
	First United Corp.	188,149	3,114
[1]	CB Financial Services Inc.	137,667	2,996
*	Consumer Portfolio Services Inc.	408,494	2,970
	Seven Hills Realty Trust	324,696	2,961
[1]	Ellington Residential Mortgage REIT	479,488	2,958

		Shares	Market Value ($000)
	Curo Group Holdings Corp.	735,347	2,949
	Greenhill & Co. Inc.	494,005	2,934
	BankFinancial Corp.	308,169	2,915
	Limestone Bancorp Inc.	146,744	2,879
	Partners Bancorp	320,406	2,848
[1]	Landmark Bancorp Inc.	110,295	2,820
*	Kingsway Financial Services Inc.	391,450	2,717
[1]	Cherry Hill Mortgage Investment Corp.	540,434	2,654
	Summit State Bank	181,477	2,633
*	Arlington Asset Investment Corp. Class A	964,778	2,624
[1]	Angel Oak Mortgage Inc.	216,627	2,595
	Western Asset Mortgage Capital Corp.	228,767	2,560
[1]	AG Mortgage Investment Trust Inc.	622,463	2,558
	Provident Financial Holdings Inc.	178,916	2,541
	Guild Holdings Co. Class A	271,900	2,512
	Randolph Bancorp Inc.	92,579	2,496
*	Velocity Financial Inc.	225,504	2,444
	Bank7 Corp.	109,773	2,435
*	Broadway Financial Corp.	2,114,129	2,389
*,1	BM Technologies Inc.	352,423	2,358
*,1	USCB Financial Holdings Inc.	173,225	2,271
	HMN Financial Inc.	100,493	2,251
*,1	Dave Inc.	6,160,800	2,211
*,1	Finance of America Cos. Inc. Class A	1,481,602	2,193
	TC Bancshares Inc.	151,263	2,175
	Sound Financial Bancorp Inc.	53,437	2,165
	Westwood Holdings Group Inc.	222,721	2,145
*,1	Root Inc. Class A	270,892	2,135
	GAMCO Investors Inc. Class A	121,387	2,070
*,1	NSTS Bancorp Inc.	186,636	2,019
*	ACRES Commercial Realty Corp.	245,355	2,000
[1]	Union Bankshares Inc.	85,053	1,924
*	Catalyst Bancorp Inc.	151,200	1,875
*,1	Sunlight Financial Holdings Inc.	1,506,790	1,868
*	Security National Financial Corp. Class A	293,859	1,866
*	Trean Insurance Group Inc.	530,381	1,803
	Associated Capital Group Inc. Class A	48,920	1,798
*	Finwise Bancorp	186,587	1,685
*	Doma Holdings Inc.	3,765,455	1,655
	Heritage Insurance Holdings Inc.	727,350	1,644
	IF Bancorp Inc.	85,645	1,625
[1]	Lument Finance Trust Inc.	736,731	1,591
*	Heritage Global Inc.	983,242	1,583
[1]	Bayfirst Financial Corp.	95,510	1,581
	CF Bankshares Inc.	75,186	1,550
*	Rhinebeck Bancorp Inc.	154,020	1,502
	Auburn National Bancorp Inc.	63,021	1,451
	Manhattan Bridge Capital Inc.	253,648	1,431
*	Safeguard Scientifics Inc.	370,901	1,383
	AmeriServ Financial Inc.	351,198	1,335
*	Great Elm Group Inc.	643,568	1,287
	loanDepot Inc. Class A	927,893	1,225
[1]	Hennessy Advisors Inc.	138,296	1,199
*,1	Romeo Power Inc.	2,917,062	1,167
*	Patriot National Bancorp Inc.	101,605	1,069
*	Elevate Credit Inc.	957,460	1,053
	US Global Investors Inc. Class A	363,058	1,042
*	Affinity Bancshares Inc.	61,930	905

		Shares	Market Value ($000)
*	Nicholas Financial Inc.	148,305	844
*	FFBW Inc.	70,764	842
*	Ashford Inc.	60,065	810
*,1	OppFi Inc.	342,364	787
*	Generations Bancorp NY Inc.	67,225	743
*,1	Midwest Holding Inc.	54,019	715
*	MarketWise Inc.	304,854	695
	Lake Shore Bancorp Inc.	49,379	651
*	Carver Bancorp Inc.	133,111	532
	Kingstone Cos. Inc.	193,591	515
	First National Corp.	31,801	487
	Mid-Southern Bancorp Inc.	33,699	452
*	Biorestorative Therapies Inc.	121,046	391
*,1	GoHealth Inc. Class A	944,490	335
*	Hallmark Financial Services Inc.	308,158	324
	Oconee Federal Financial Corp.	13,431	324
	Kentucky First Federal Bancorp	44,526	321
*	Oxbridge Re Holdings Ltd.	132,133	281
*	PB Bankshares Inc.	22,618	281
	Village Bank & Trust Financial Corp.	5,510	248
	United Insurance Holdings Corp.	346,040	222
*	LM Funding America Inc.	214,985	209
*	OptimumBank Holdings Inc.	48,881	199
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	First Seacoast Bancorp	18,095	187
*	NeuroOne Medical Technologies Corp.	67,307	114
*	Texas Community Bancshares Inc.	7,372	114
*,1	Blackboxstocks Inc.	138,466	105
	Atlantic American Corp.	36,081	103
*	Reliance Global Group Inc.	109,418	85
	Cullman Bancorp Inc.	7,037	75
*	Impac Mortgage Holdings Inc.	228,645	69
*	FG Financial Group Inc.	35,157	57
	Cincinnati Bancorp Inc.	3,324	49
	Citizens Holding Co.	2,976	46
*	Siebert Financial Corp.	22,140	33
*	Vericity Inc.	2,136	16
*	CFSB Bancorp Inc.	546	5
	Cohen & Co. Inc.	446	4
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			120,133,028
Health Care (14.2%)
	UnitedHealth Group Inc.	27,933,030	14,107,297
	Johnson & Johnson	78,520,615	12,827,128
	Eli Lilly & Co.	25,538,296	8,257,808
	Pfizer Inc.	167,611,662	7,334,686
	AbbVie Inc.	52,802,053	7,086,564
	Merck & Co. Inc.	75,660,256	6,515,861
	Thermo Fisher Scientific Inc.	11,700,820	5,934,539
	Abbott Laboratories	52,303,622	5,060,898
	Danaher Corp.	19,553,143	5,050,381
	Bristol-Myers Squibb Co.	63,770,761	4,533,463
	Amgen Inc.	15,973,321	3,600,387
	Elevance Health Inc.	7,166,714	3,255,408
	Medtronic plc	39,714,337	3,206,933
	Cigna Corp.	9,109,677	2,527,662
	Gilead Sciences Inc.	37,428,672	2,308,975
*	Vertex Pharmaceuticals Inc.	7,658,149	2,217,340

		Shares	Market Value ($000)
*	Regeneron Pharmaceuticals Inc.	3,040,815	2,094,726
	Stryker Corp.	10,168,612	2,059,551
*	Intuitive Surgical Inc.	10,662,759	1,998,628
	Becton Dickinson & Co.	8,519,691	1,898,443
	Zoetis Inc. Class A	12,581,509	1,865,712
	Humana Inc.	3,778,425	1,833,254
*	Boston Scientific Corp.	42,753,148	1,655,829
*	Edwards Lifesciences Corp.	18,512,578	1,529,694
*	Centene Corp.	17,063,308	1,327,696
	HCA Healthcare Inc.	6,426,479	1,181,123
*	Moderna Inc.	9,928,436	1,174,038
*	Biogen Inc.	4,331,623	1,156,543
	Agilent Technologies Inc.	8,836,958	1,074,132
*	IQVIA Holdings Inc.	5,566,648	1,008,343
	ResMed Inc.	4,373,302	954,692
*	Dexcom Inc.	11,719,278	943,871
*	Illumina Inc.	4,695,027	895,764
	Baxter International Inc.	15,049,267	810,554
*	IDEXX Laboratories Inc.	2,484,646	809,498
*	Alnylam Pharmaceuticals Inc.	3,582,714	717,116
*	Veeva Systems Inc. Class A	4,179,301	689,083
	Zimmer Biomet Holdings Inc.	6,264,401	654,943
*	Molina Healthcare Inc.	1,733,023	571,620
*	Seagen Inc.	4,129,987	565,106
	Laboratory Corp. of America Holdings	2,696,852	552,342
	West Pharmaceutical Services Inc.	2,211,081	544,103
	Cardinal Health Inc.	8,125,992	541,841
	STERIS plc	2,986,807	496,646
*	Hologic Inc.	7,453,230	480,882
*	Insulet Corp.	2,071,688	475,245
*	BioMarin Pharmaceutical Inc.	5,534,151	469,130
*	Align Technology Inc.	2,211,076	457,936
	PerkinElmer Inc.	3,770,010	453,645
	Royalty Pharma plc Class A	11,094,384	445,772
	Quest Diagnostics Inc.	3,479,036	426,843
*	Horizon Therapeutics plc	6,876,020	425,557
	Cooper Cos. Inc.	1,472,826	388,679
*	Incyte Corp.	5,657,048	376,986
*	Catalent Inc.	5,083,131	367,815
*	Avantor Inc.	18,109,256	354,941
*	ABIOMED Inc.	1,354,716	332,800
	Bio-Techne Corp.	1,168,852	331,954
*	Repligen Corp.	1,656,170	309,886
	Viatris Inc.	36,221,569	308,608
*	Neurocrine Biosciences Inc.	2,853,668	303,088
*	Charles River Laboratories International Inc.	1,518,601	298,861
*	United Therapeutics Corp.	1,358,936	284,534
*	Shockwave Medical Inc.	1,017,811	283,023
	Teleflex Inc.	1,400,243	282,093
*	Sarepta Therapeutics Inc.	2,478,964	274,025
*	Henry Schein Inc.	4,068,610	267,592
*	Bio-Rad Laboratories Inc. Class A	624,706	260,590
*	Jazz Pharmaceuticals plc	1,776,873	236,839
*	Acadia Healthcare Co. Inc.	2,712,889	212,094
*	Penumbra Inc.	1,074,453	203,716
*	Novocure Ltd.	2,657,514	201,918
*	Masimo Corp.	1,410,331	199,082
	Chemed Corp.	447,465	195,345

		Shares	Market Value ($000)
*	Apellis Pharmaceuticals Inc.	2,795,062	190,903
	DENTSPLY SIRONA Inc.	6,431,954	182,346
*	Karuna Therapeutics Inc.	799,545	179,842
	Organon & Co.	7,588,938	177,581
*	Exact Sciences Corp.	5,272,890	171,316
*	HealthEquity Inc.	2,530,266	169,958
*	Ionis Pharmaceuticals Inc.	3,828,363	169,328
*	Elanco Animal Health Inc.	13,474,757	167,222
*	Tenet Healthcare Corp.	3,220,505	166,114
	Bruker Corp.	3,091,362	164,028
	Universal Health Services Inc. Class B	1,853,754	163,464
*	Halozyme Therapeutics Inc.	4,121,825	162,977
*	Envista Holdings Corp.	4,870,383	159,797
*	Guardant Health Inc.	2,905,976	156,429
*	Inspire Medical Systems Inc.	858,301	152,237
*	Exelixis Inc.	9,613,070	150,733
*	Option Care Health Inc.	4,617,538	145,314
*	Syneos Health Inc.	3,066,474	144,584
*	agilon health Inc.	6,139,328	143,783
	Perrigo Co. plc	4,030,652	143,733
*	LHC Group Inc.	877,010	143,531
*	Global Blood Therapeutics Inc.	2,016,108	137,297
*	Globus Medical Inc. Class A	2,301,196	137,082
*	Lantheus Holdings Inc.	1,948,199	137,017
	Encompass Health Corp.	2,987,627	135,130
*	Cytokinetics Inc.	2,678,343	129,766
	Ensign Group Inc.	1,582,472	125,807
*	DaVita Inc.	1,506,970	124,732
*	Intra-Cellular Therapies Inc.	2,537,127	118,053
*	Blueprint Medicines Corp.	1,789,435	117,906
*	Medpace Holdings Inc.	746,150	117,272
*	Intellia Therapeutics Inc.	2,059,266	115,237
*	Omnicell Inc.	1,320,329	114,908
	Premier Inc. Class A	3,362,870	114,136
*	Natera Inc.	2,604,148	114,114
*	Haemonetics Corp.	1,536,011	113,711
*	Teladoc Health Inc.	4,352,555	110,337
*	Alkermes plc	4,889,834	109,190
*	PTC Therapeutics Inc.	2,136,790	107,267
*	iRhythm Technologies Inc.	851,426	106,667
*	Mirati Therapeutics Inc.	1,511,606	105,571
*	ICU Medical Inc.	678,898	102,242
*	STAAR Surgical Co.	1,426,106	100,612
*	QuidelOrtho Corp.	1,398,193	99,943
*	Arrowhead Pharmaceuticals Inc.	3,017,606	99,732
*	ChemoCentryx Inc.	1,917,708	99,069
*	Merit Medical Systems Inc.	1,696,597	95,875
*,1	Beam Therapeutics Inc.	2,001,823	95,367
*	Amedisys Inc.	964,843	93,387
*,1	Ginkgo Bioworks Holdings Inc.	29,929,864	93,381
*	Inari Medical Inc.	1,271,367	92,352
*	Tandem Diabetes Care Inc.	1,923,199	92,025
*	1Life Healthcare Inc.	5,273,750	90,445
*	Integra LifeSciences Holdings Corp.	2,115,490	89,612
*	Oak Street Health Inc.	3,633,682	89,098
*	Evolent Health Inc. Class A	2,471,818	88,812
*	Amicus Therapeutics Inc.	8,427,249	87,980
*	Axonics Inc.	1,246,696	87,817

		Shares	Market Value ($000)
*	Maravai LifeSciences Holdings Inc. Class A	3,346,758	85,443
*,1	Doximity Inc. Class A	2,800,137	84,620
*	Ultragenyx Pharmaceutical Inc.	2,000,200	82,828
*	R1 RCM Inc.	4,353,923	80,678
*	Denali Therapeutics Inc.	2,593,505	79,595
*	Insmed Inc.	3,607,565	77,707
*	Progyny Inc.	2,079,258	77,057
*	10X Genomics Inc. Class A	2,690,510	76,626
*	Prestige Consumer Healthcare Inc.	1,484,121	73,954
	CONMED Corp.	920,708	73,813
*	Glaukos Corp.	1,347,362	71,734
*	BioCryst Pharmaceuticals Inc.	5,591,301	70,450
*	Corcept Therapeutics Inc.	2,734,817	70,121
*	Pacira BioSciences Inc.	1,302,844	69,298
*	Neogen Corp.	4,949,818	69,149
*	NuVasive Inc.	1,561,416	68,406
	Select Medical Holdings Corp.	3,011,326	66,550
*	Revance Therapeutics Inc.	2,421,687	65,386
*	Enovis Corp.	1,389,555	64,017
	Patterson Cos. Inc.	2,645,316	63,540
*	IVERIC bio Inc.	3,521,158	63,170
*	Signify Health Inc. Class A	2,141,749	62,432
*	Integer Holdings Corp.	1,000,727	62,275
*	Relay Therapeutics Inc.	2,692,422	60,229
*	ACADIA Pharmaceuticals Inc.	3,668,840	60,022
*	Sage Therapeutics Inc.	1,527,771	59,828
*	Arvinas Inc.	1,291,894	57,476
*	Vir Biotechnology Inc.	2,980,861	57,471
*	Fate Therapeutics Inc.	2,518,281	56,435
*	Prometheus Biosciences Inc.	922,382	54,430
*	Twist Bioscience Corp.	1,534,631	54,080
*	Cerevel Therapeutics Holdings Inc.	1,864,453	52,689
	Owens & Minor Inc.	2,163,533	52,141
*	Supernus Pharmaceuticals Inc.	1,532,990	51,892
*	AtriCure Inc.	1,316,453	51,473
*	Privia Health Group Inc.	1,480,247	50,417
	Embecta Corp.	1,737,338	50,018
*,1	Cassava Sciences Inc.	1,166,514	48,784
*	Certara Inc.	3,630,250	48,210
*	Xencor Inc.	1,839,187	47,782
*,1	Travere Therapeutics Inc.	1,936,733	47,721
*	Agios Pharmaceuticals Inc.	1,680,962	47,538
*	Nevro Corp.	1,005,088	46,837
*	Apollo Medical Holdings Inc.	1,183,184	46,144
*	Silk Road Medical Inc.	1,001,235	45,056
*	Addus HomeCare Corp.	472,214	44,974
*	Iovance Biotherapeutics Inc.	4,616,898	44,230
*	REVOLUTION Medicines Inc.	2,229,989	43,975
*	Myriad Genetics Inc.	2,286,714	43,631
*	Axsome Therapeutics Inc.	964,266	43,026
*,1	Novavax Inc.	2,353,163	42,828
*	Krystal Biotech Inc.	609,368	42,473
*	Ligand Pharmaceuticals Inc.	489,036	42,111
*	Meridian Bioscience Inc.	1,297,788	40,919
*	Ironwood Pharmaceuticals Inc. Class A	3,908,493	40,492
*,1	Verve Therapeutics Inc.	1,165,605	40,039
*	Celldex Therapeutics Inc.	1,412,653	39,710
*	CorVel Corp.	286,548	39,667

		Shares	Market Value ($000)
*	Pediatrix Medical Group Inc.	2,397,044	39,575
*	Arcus Biosciences Inc.	1,508,565	39,464
*	Akero Therapeutics Inc.	1,146,129	39,026
*	Cano Health Inc.	4,493,780	38,961
*	Syndax Pharmaceuticals Inc.	1,603,910	38,542
*	Phreesia Inc.	1,511,291	38,508
*,1	Rhythm Pharmaceuticals Inc.	1,571,200	38,494
*,1	PROCEPT BioRobotics Corp.	921,364	38,200
*	ModivCare Inc.	378,297	37,709
*	TransMedics Group Inc.	898,427	37,500
*	AdaptHealth Corp. Class A	1,995,203	37,470
*	Dynavax Technologies Corp.	3,554,242	37,106
*,1	EQRx Inc.	7,377,000	36,516
*	Veracyte Inc.	2,159,798	35,853
*	Harmony Biosciences Holdings Inc.	807,843	35,779
*,1	Cytek Biosciences Inc.	2,421,555	35,645
*	Catalyst Pharmaceuticals Inc.	2,765,340	35,479
*	Avid Bioservices Inc.	1,849,524	35,363
*	Vaxcyte Inc.	1,448,258	34,758
*,1	Amylyx Pharmaceuticals Inc.	1,224,669	34,474
*	Pacific Biosciences of California Inc.	5,932,801	34,440
*	Relmada Therapeutics Inc.	904,705	33,492
*	Vericel Corp.	1,414,455	32,815
*	FibroGen Inc.	2,519,835	32,783
*,1	Warby Parker Inc. Class A	2,419,310	32,274
*	ImmunoGen Inc.	6,606,331	31,578
*	Bridgebio Pharma Inc.	3,145,370	31,265
*	REGENXBIO Inc.	1,167,740	30,863
*	Avanos Medical Inc.	1,415,132	30,822
*	NeoGenomics Inc.	3,575,450	30,785
*	Amphastar Pharmaceuticals Inc.	1,092,242	30,692
*	Enanta Pharmaceuticals Inc.	588,655	30,534
*,1	Lyell Immunopharma Inc.	4,077,466	29,888
*	Multiplan Corp.	10,447,112	29,879
*	SpringWorks Therapeutics Inc.	1,045,900	29,840
	LeMaitre Vascular Inc.	587,008	29,750
*	Alignment Healthcare Inc.	2,509,999	29,718
	US Physical Therapy Inc.	387,961	29,493
*	Chinook Therapeutics Inc.	1,489,352	29,281
*,1	Gossamer Bio Inc.	2,417,239	28,959
*	RadNet Inc.	1,401,351	28,517
*	Emergent BioSolutions Inc.	1,352,002	28,379
*	Surgery Partners Inc.	1,205,638	28,212
*	Aclaris Therapeutics Inc.	1,786,979	28,127
*	NextGen Healthcare Inc.	1,581,304	27,989
*	Zentalis Pharmaceuticals Inc.	1,282,651	27,782
*	Adaptive Biotechnologies Corp.	3,859,311	27,478
*	CareDx Inc.	1,607,708	27,363
	Healthcare Services Group Inc.	2,212,503	26,749
*	Deciphera Pharmaceuticals Inc.	1,439,564	26,632
*	Crinetics Pharmaceuticals Inc.	1,351,469	26,543
*	Cogent Biosciences Inc.	1,763,040	26,305
*	BioLife Solutions Inc.	1,153,686	26,246
*	Recursion Pharmaceuticals Inc. Class A	2,457,898	26,152
*	Geron Corp.	11,126,699	26,036
*,1	CinCor Pharma Inc.	788,266	25,871
*	Kura Oncology Inc.	1,892,608	25,853
*	Editas Medicine Inc. Class A	2,112,113	25,852

		Shares	Market Value ($000)
	National HealthCare Corp.	408,089	25,848
*	Madrigal Pharmaceuticals Inc.	389,761	25,331
*	Avidity Biosciences Inc.	1,544,384	25,220
*	Cutera Inc.	551,064	25,129
*	Arcutis Biotherapeutics Inc.	1,309,017	25,015
*	Varex Imaging Corp.	1,173,432	24,806
*,1	Day One Biopharmaceuticals Inc.	1,204,186	24,120
*	OPKO Health Inc.	12,728,537	24,057
*	Allogene Therapeutics Inc.	2,181,839	23,564
*,1	Anavex Life Sciences Corp.	2,266,872	23,394
*	Treace Medical Concepts Inc.	1,056,412	23,315
*	TG Therapeutics Inc.	3,883,079	22,988
*	Outset Medical Inc.	1,439,117	22,925
*	Brookdale Senior Living Inc.	5,329,226	22,756
*	Heska Corp.	309,784	22,589
	Atrion Corp.	39,886	22,536
*	Pliant Therapeutics Inc.	1,073,014	22,415
*	Fulgent Genetics Inc.	586,434	22,355
*,1	MannKind Corp.	7,219,930	22,310
*	Rocket Pharmaceuticals Inc.	1,392,255	22,220
*	Forma Therapeutics Holdings Inc.	1,111,468	22,174
*	Coherus Biosciences Inc.	2,298,127	22,085
*,1	DocGo Inc.	2,219,397	22,016
*	Morphic Holding Inc.	777,270	21,997
*,1	Viridian Therapeutics Inc.	1,072,387	21,995
*	Aerie Pharmaceuticals Inc.	1,445,890	21,876
	National Research Corp.	545,986	21,730
*	Innoviva Inc.	1,870,784	21,720
*	AngioDynamics Inc.	1,059,986	21,687
*	Hanger Inc.	1,129,914	21,152
*,1	23andMe Holding Co.	7,390,958	21,138
*	Enhabit Inc.	1,501,468	21,081
*,1	Ventyx Biosciences Inc.	598,984	20,911
*	American Well Corp. Class A	5,821,782	20,900
*	Reata Pharmaceuticals Inc. Class A	822,629	20,673
*	Accolade Inc.	1,792,510	20,470
*	Sangamo Therapeutics Inc.	4,164,900	20,408
*,1	Sorrento Therapeutics Inc.	12,843,725	20,165
*	OrthoPediatrics Corp.	436,239	20,128
*	Sotera Health Co.	2,950,890	20,125
*	Hims & Hers Health Inc.	3,571,326	19,928
*	Keros Therapeutics Inc.	512,668	19,287
*,1	Point Biopharma Global Inc. Class A	2,479,082	19,163
*	Nektar Therapeutics Class A	5,846,571	18,709
*	Kymera Therapeutics Inc.	858,747	18,695
*	Replimune Group Inc.	1,080,374	18,658
*	ViewRay Inc.	5,066,099	18,441
*	Ideaya Biosciences Inc.	1,229,044	18,337
*	Cerus Corp.	5,068,933	18,248
*	Seres Therapeutics Inc.	2,835,302	18,203
*	RAPT Therapeutics Inc.	754,450	18,152
*	NanoString Technologies Inc.	1,409,732	18,002
*	Castle Biosciences Inc.	688,606	17,959
*	Mersana Therapeutics Inc.	2,637,451	17,829
*,1	Sana Biotechnology Inc.	2,968,610	17,812
*,1	Invitae Corp.	7,117,048	17,508
*	UFP Technologies Inc.	203,088	17,433
*,1	MaxCyte Inc.	2,652,857	17,244

		Shares	Market Value ($000)
*,1	DICE Therapeutics Inc.	843,481	17,106
*,1	Senseonics Holdings Inc.	12,947,685	17,091
*,1	Butterfly Network Inc.	3,615,330	16,992
*,1	Altimmune Inc.	1,328,639	16,967
*,1	Sharecare Inc.	8,867,300	16,848
*	Theravance Biopharma Inc.	1,646,051	16,691
*	NGM Biopharmaceuticals Inc.	1,269,403	16,604
*,1	Clover Health Investments Corp. Class A	9,752,612	16,579
*,1	CTI BioPharma Corp.	2,836,334	16,507
*	Pulmonx Corp.	982,990	16,377
*,1	Bionano Genomics Inc.	8,898,523	16,284
*	Kezar Life Sciences Inc.	1,877,555	16,166
*	2seventy bio Inc.	1,108,531	16,129
*	Alector Inc.	1,692,795	16,014
*	Cardiovascular Systems Inc.	1,154,654	16,004
*	Nurix Therapeutics Inc.	1,214,146	15,820
*	Mirum Pharmaceuticals Inc.	751,464	15,788
*	Health Catalyst Inc.	1,626,169	15,774
*	Alphatec Holdings Inc.	1,801,481	15,745
*	Agenus Inc.	7,679,770	15,744
*	Vanda Pharmaceuticals Inc.	1,581,120	15,621
*,1	Caribou Biosciences Inc.	1,479,875	15,613
*	Inogen Inc.	642,617	15,603
*	Artivion Inc.	1,123,317	15,547
*	SI-BONE Inc.	885,948	15,469
*	HealthStream Inc.	721,873	15,347
*,1	LifeStance Health Group Inc.	2,276,264	15,069
*	Collegium Pharmaceutical Inc.	934,245	14,967
*	Y-mAbs Therapeutics Inc.	1,031,488	14,874
*	Inhibrx Inc.	805,955	14,467
*,1	Bluebird Bio Inc.	2,273,830	14,393
*,1	Erasca Inc.	1,830,279	14,276
*	PMV Pharmaceuticals Inc.	1,192,114	14,186
*,1	Heron Therapeutics Inc.	3,347,647	14,127
*	Agiliti Inc.	974,353	13,943
*	AnaptysBio Inc.	544,680	13,895
*	iTeos Therapeutics Inc.	728,287	13,874
*,1	G1 Therapeutics Inc.	1,107,802	13,836
*,1	Arcellx Inc.	729,809	13,699
*	ADMA Biologics Inc.	5,615,928	13,647
*	Inovio Pharmaceuticals Inc.	7,841,151	13,526
*,1	Esperion Therapeutics Inc.	1,937,722	12,983
*	Atea Pharmaceuticals Inc.	2,253,893	12,825
*	Cara Therapeutics Inc.	1,354,313	12,676
*	ANI Pharmaceuticals Inc.	389,590	12,521
*	Allakos Inc.	2,018,741	12,355
[1]	SIGA Technologies Inc.	1,189,862	12,256
*,1	CareMax Inc.	1,706,543	12,099
*	SomaLogic Inc.	4,157,015	12,055
*,1	Paragon 28 Inc.	673,990	12,011
*,1	908 Devices Inc.	727,330	11,965
*	Karyopharm Therapeutics Inc.	2,183,595	11,922
*,1	ImmunityBio Inc.	2,397,295	11,915
*	Cullinan Oncology Inc.	922,529	11,827
*	Axogen Inc.	990,595	11,808
*	Surmodics Inc.	388,090	11,798
*	Protagonist Therapeutics Inc.	1,393,645	11,748
*	Edgewise Therapeutics Inc.	1,189,398	11,704

		Shares	Market Value ($000)
*	Seer Inc. Class A	1,499,055	11,603
*	Adicet Bio Inc.	814,630	11,584
*,1	Ocugen Inc.	6,504,099	11,577
*	Albireo Pharma Inc.	593,770	11,495
*,1	Tricida Inc.	1,090,330	11,427
*,1	Nuvalent Inc. Class A	586,382	11,399
*	Computer Programs & Systems Inc.	407,736	11,368
*	Quanterix Corp.	1,026,087	11,307
*	Codexis Inc.	1,820,160	11,030
*	C4 Therapeutics Inc.	1,244,099	10,911
*	GoodRx Holdings Inc. Class A	2,333,432	10,897
*	Kiniksa Pharmaceuticals Ltd. Class A	844,389	10,842
*	KalVista Pharmaceuticals Inc.	733,821	10,648
*	Arcturus Therapeutics Holdings Inc.	716,967	10,625
*,1	Nkarta Inc.	793,900	10,448
*	Anika Therapeutics Inc.	438,739	10,442
*	Orthofix Medical Inc.	546,188	10,438
*,1	Imago Biosciences Inc.	693,290	10,434
*	Intercept Pharmaceuticals Inc.	738,741	10,305
*	Dyne Therapeutics Inc.	807,332	10,253
*,1	Inotiv Inc.	597,458	10,067
*	Allovir Inc.	1,272,621	10,041
*,1	Alaunos Therapeutics Inc.	5,807,002	9,988
*	Fulcrum Therapeutics Inc.	1,199,920	9,707
*	Provention Bio Inc.	2,144,671	9,651
*	MiMedx Group Inc.	3,362,582	9,651
*	Ocular Therapeutix Inc.	2,307,462	9,576
*,1	Entrada Therapeutics Inc.	600,633	9,466
*,1	Harrow Health Inc.	783,528	9,457
*	Tarsus Pharmaceuticals Inc.	547,149	9,367
*	Nuvation Bio Inc.	4,178,976	9,361
*	Eiger BioPharmaceuticals Inc.	1,215,424	9,152
*	Aldeyra Therapeutics Inc.	1,678,186	8,962
*	Evolus Inc.	1,102,093	8,872
*	Atara Biotherapeutics Inc.	2,343,040	8,857
*,1	Immuneering Corp. Class A	614,133	8,794
*,1	Vaxart Inc.	4,021,689	8,767
*	Scholar Rock Holding Corp.	1,264,195	8,761
*,1	Vera Therapeutics Inc. Class A	409,785	8,733
*	Community Health Systems Inc.	3,983,855	8,565
*,1	AVEO Pharmaceuticals Inc.	1,039,472	8,555
*	Cymabay Therapeutics Inc.	2,398,201	8,394
*	Liquidia Corp.	1,531,173	8,330
*	Eagle Pharmaceuticals Inc.	314,910	8,320
	Utah Medical Products Inc.	96,930	8,269
*	OraSure Technologies Inc.	2,157,546	8,177
*,1	Quantum-Si Inc.	2,938,592	8,081
*	Amneal Pharmaceuticals Inc.	3,989,978	8,060
*	Stoke Therapeutics Inc.	615,840	7,907
*	Pennant Group Inc.	758,088	7,892
*	Joint Corp.	494,541	7,769
*,1	Marinus Pharmaceuticals Inc.	1,164,657	7,745
*	Concert Pharmaceuticals Inc.	1,153,883	7,731
	Phibro Animal Health Corp. Class A	574,011	7,629
*,1	Bioxcel Therapeutics Inc.	645,295	7,627
*	Kinnate Biopharma Inc.	637,863	7,622
*	Kodiak Sciences Inc.	980,492	7,589
*	Zimvie Inc.	766,945	7,570

		Shares	Market Value ($000)
*,1	Instil Bio Inc.	1,524,376	7,378
*,1	BioAtla Inc.	947,296	7,294
*,1	ClearPoint Neuro Inc.	700,605	7,258
*,1	Bright Health Group Inc.	6,885,777	7,230
*	Generation Bio Co.	1,356,025	7,200
*,1	Rallybio Corp.	495,505	7,170
*,1	EyePoint Pharmaceuticals Inc.	890,209	7,042
*	Immunovant Inc.	1,248,873	6,969
*,1	Design Therapeutics Inc.	411,201	6,875
*,1	89bio Inc.	1,181,606	6,842
*,1	Cue Health Inc.	2,262,325	6,810
*	Akoya Biosciences Inc.	577,915	6,791
[1]	Zynex Inc.	732,906	6,647
*	Sutro Biopharma Inc.	1,190,896	6,609
*,1	HilleVax Inc.	385,505	6,588
*,1	Zomedica Corp.	31,050,644	6,552
*	Lexicon Pharmaceuticals Inc.	2,717,874	6,523
*,1	IGM Biosciences Inc.	286,115	6,506
*	4D Molecular Therapeutics Inc.	808,600	6,501
*	MacroGenics Inc.	1,875,612	6,490
*,1	Xeris Biopharma Holdings Inc.	4,106,991	6,407
*,1	Monte Rosa Therapeutics Inc.	776,911	6,347
*	Arbutus Biopharma Corp.	3,300,543	6,304
*,1	Aadi Bioscience Inc.	445,926	6,301
*,1	Century Therapeutics Inc.	625,729	6,188
*	Tango Therapeutics Inc.	1,700,696	6,157
*	Precigen Inc.	2,901,233	6,151
*,1	Alpine Immune Sciences Inc.	851,829	6,133
	iRadimed Corp.	204,005	6,132
*	Organogenesis Holdings Inc. Class A	1,884,061	6,104
*	Rigel Pharmaceuticals Inc.	5,156,463	6,085
*,1	Viking Therapeutics Inc.	2,231,261	6,069
*,1	Phathom Pharmaceuticals Inc.	546,326	6,053
*,1	Omeros Corp.	1,822,044	5,739
*,1	Annexon Inc.	915,149	5,656
*	Semler Scientific Inc.	150,000	5,633
*,1	RxSight Inc.	468,338	5,620
*,1	KemPharm Inc.	899,394	5,612
*,1	Beyond Air Inc.	749,067	5,573
*,1	Gritstone bio Inc.	2,168,030	5,572
*	OptimizeRx Corp.	372,816	5,525
*	PetIQ Inc. Class A	798,896	5,512
*,1	Oncology Institute Inc.	1,187,000	5,496
*	Sight Sciences Inc.	863,824	5,485
*,1	Aura Biosciences Inc.	301,493	5,463
*	SeaSpine Holdings Corp.	961,674	5,462
*	Viemed Healthcare Inc.	907,059	5,442
*	Actinium Pharmaceuticals Inc.	732,773	5,408
*	Voyager Therapeutics Inc.	907,575	5,373
*	Tactile Systems Technology Inc.	686,887	5,351
*	Accuray Inc.	2,563,805	5,333
*	Poseida Therapeutics Inc. Class A	1,506,603	5,318
*,1	Selecta Biosciences Inc.	3,220,645	5,282
*	Berkeley Lights Inc.	1,844,363	5,275
*	ALX Oncology Holdings Inc.	544,979	5,215
*,1	Clovis Oncology Inc.	4,343,267	5,168
*	Chimerix Inc.	2,670,560	5,154
*,1	Biomea Fusion Inc.	521,155	5,097

		Shares	Market Value ($000)
*,1	Invivyd Inc.	1,620,200	5,071
*,1	Janux Therapeutics Inc.	374,211	5,067
*,1	Pear Therapeutics Inc.	2,482,960	5,065
*	Savara Inc.	3,255,385	5,046
*,1	Rani Therapeutics Holdings Inc. Class A	522,155	5,002
*,1	X4 Pharmaceuticals Inc.	2,903,141	4,964
*,1	Acumen Pharmaceuticals Inc.	491,029	4,925
*	Apollo Endosurgery Inc.	876,959	4,832
*	Sensus Healthcare Inc.	385,579	4,831
*	Verastem Inc.	5,682,571	4,830
*,1	Humacyte Inc.	1,480,153	4,825
*,1	Optinose Inc.	1,313,189	4,806
*	Foghorn Therapeutics Inc.	550,850	4,726
*,1	Aerovate Therapeutics Inc.	284,834	4,723
*	Prelude Therapeutics Inc.	704,828	4,659
*,1	Ardelyx Inc.	3,888,128	4,627
*,1	Capricor Therapeutics Inc.	767,235	4,603
*	Convey Health Solutions Holdings Inc.	434,812	4,570
*	Anixa Biosciences Inc.	927,841	4,565
*,1	Citius Pharmaceuticals Inc.	3,762,882	4,553
*,1	Absci Corp.	1,453,297	4,549
*,1	Vicarious Surgical Inc.	1,352,238	4,530
*,1	Lineage Cell Therapeutics Inc.	3,973,146	4,490
*,1	Evelo Biosciences Inc.	2,090,967	4,370
*,1	Outlook Therapeutics Inc.	3,489,864	4,258
*	Apyx Medical Corp.	945,007	4,243
*,1	BrainStorm Cell Therapeutics Inc.	951,371	4,205
*	Personalis Inc.	1,370,373	4,070
*	Astria Therapeutics Inc.	445,544	4,028
*,1	P3 Health Partners Inc.	866,984	4,005
*	Avita Medical Inc.	755,807	3,983
*	Tabula Rasa HealthCare Inc.	826,607	3,968
*	XOMA Corp.	216,811	3,883
*,1	Silverback Therapeutics Inc.	729,100	3,850
*	Durect Corp.	6,634,634	3,836
*	Akouos Inc.	567,420	3,836
*,1	CEL - SCI Corp.	1,220,994	3,773
*,1	Celularity Inc. Class A	1,625,100	3,754
*	Sema4 Holdings Corp.	4,245,465	3,725
*,1	Innovage Holding Corp.	630,750	3,709
*,1	Paratek Pharmaceuticals Inc.	1,420,052	3,650
*	Matinas BioPharma Holdings Inc.	5,707,558	3,630
*	Bioventus Inc. Class A	515,504	3,609
*,1	Co-Diagnostics Inc.	1,102,896	3,540
*	Athira Pharma Inc.	1,183,657	3,515
*,1	Asensus Surgical Inc. Class A	7,734,650	3,471
*,1	Seelos Therapeutics Inc.	3,356,797	3,458
*	Ovid therapeutics Inc.	1,851,578	3,407
*,1	Accelerate Diagnostics Inc.	2,234,561	3,397
*,1	Tyra Biosciences Inc.	384,648	3,381
*,1	CorMedix Inc.	1,193,591	3,378
*,1	Alzamend Neuro Inc.	2,838,790	3,378
*	InfuSystem Holdings Inc.	481,310	3,364
*,1	Science 37 Holdings Inc.	2,085,291	3,357
*	Viracta Therapeutics Inc.	780,866	3,334
*,2	PDL BioPharma Inc.	2,258,201	3,320
*,1	Omega Therapeutics Inc.	602,610	3,266
*,1	SmileDirectClub Inc. Class A	3,592,430	3,253

		Shares	Market Value ($000)
*,1	Atossa Therapeutics Inc.	3,779,376	3,149
*,1	Standard BioTools Inc.	2,856,696	3,142
*,1	Assertio Holdings Inc.	1,382,248	3,138
*,1	Talkspace Inc.	3,039,403	3,131
*	scPharmaceuticals Inc.	473,934	3,090
*,1	Graphite Bio Inc.	969,009	3,072
*	Satsuma Pharmaceuticals Inc.	511,816	3,071
*	Infinity Pharmaceuticals Inc.	2,556,398	3,042
*	CVRx Inc.	316,346	2,952
*,1	Vaxxinity Inc. Class A	1,489,274	2,949
*	Compass Therapeutics Inc.	1,273,572	2,904
*	Vigil Neuroscience Inc.	316,982	2,885
*	Olema Pharmaceuticals Inc.	1,006,591	2,778
*,1	Celcuity Inc.	273,679	2,748
*	ORIC Pharmaceuticals Inc.	857,100	2,743
*	Puma Biotechnology Inc.	1,141,707	2,706
*,1	Sesen Bio Inc.	6,362,488	2,704
*,1	Gelesis Holdings Inc.	2,478,100	2,676
*	MyMD Pharmaceuticals Inc.	986,327	2,574
*,1	Greenwich Lifesciences Inc.	282,263	2,569
*,1	Adverum Biotechnologies Inc.	2,661,554	2,528
*	Stereotaxis Inc.	1,387,817	2,498
*	MediciNova Inc.	1,146,273	2,487
*,1	ATI Physical Therapy Inc.	2,485,615	2,486
*	Harvard Bioscience Inc.	963,445	2,466
*	Praxis Precision Medicines Inc.	1,071,276	2,432
*	Larimar Therapeutics Inc.	758,577	2,427
*,1	AN2 Therapeutics Inc.	139,378	2,422
*,1	Singular Genomics Systems Inc.	966,933	2,417
*	Nautilus Biotechnology Inc. Class A	1,137,499	2,411
*	FONAR Corp.	169,673	2,401
*	Kronos Bio Inc.	715,054	2,395
*	Lyra Therapeutics Inc.	476,157	2,386
*	Verrica Pharmaceuticals Inc.	814,672	2,379
*,1	PepGen Inc.	261,706	2,376
*,1	Dare Bioscience Inc.	2,375,133	2,375
*	Precision BioSciences Inc.	1,820,305	2,366
*,1	SCYNEXIS Inc.	985,620	2,365
*,1	Theseus Pharmaceuticals Inc.	405,973	2,355
*	Ikena Oncology Inc.	654,658	2,324
*	Enzo Biochem Inc.	1,040,908	2,321
*	Rezolute Inc.	841,974	2,307
*	Spectrum Pharmaceuticals Inc.	5,348,837	2,300
*	Neuronetics Inc.	718,657	2,285
*	TFF Pharmaceuticals Inc.	562,689	2,285
*	Assembly Biosciences Inc.	1,377,385	2,259
*	Inozyme Pharma Inc.	842,985	2,259
	XBiotech Inc.	622,546	2,254
*,1	Oncocyte Corp.	3,079,720	2,248
*	Homology Medicines Inc.	1,395,301	2,246
*,1	Immunic Inc.	710,074	2,244
*,1	PDS Biotechnology Corp.	754,695	2,241
*,1	Inmune Bio Inc.	361,452	2,241
*	Frequency Therapeutics Inc.	1,246,700	2,232
*	Jounce Therapeutics Inc.	950,782	2,225
*	Tela Bio Inc.	261,147	2,225
*	aTyr Pharma Inc.	737,935	2,214
*,1	Annovis Bio Inc.	161,007	2,206

		Shares	Market Value ($000)
*,1	Tenaya Therapeutics Inc.	751,697	2,180
*	Cue Biopharma Inc.	975,866	2,176
*	Xilio Therapeutics Inc.	739,563	2,152
*,1	PAVmed Inc.	2,495,928	2,146
*,1	DermTech Inc.	534,767	2,118
*	Aveanna Healthcare Holdings Inc.	1,391,988	2,088
*,1	Sanara Medtech Inc.	69,768	2,071
*	CytomX Therapeutics Inc.	1,422,288	2,062
*,1	Checkpoint Therapeutics Inc.	1,977,366	2,056
*	Magenta Therapeutics Inc.	1,432,921	2,020
*	Leap Therapeutics Inc.	2,289,511	2,015
*	Talaris Therapeutics Inc.	764,850	2,012
*	Champions Oncology Inc.	267,695	2,008
*	Electromed Inc.	193,554	1,984
*,1	Cardiff Oncology Inc.	1,285,846	1,980
*	Shattuck Labs Inc.	731,691	1,976
*,1	Vor BioPharma Inc.	488,541	1,944
*,1	Galectin Therapeutics Inc.	1,189,409	1,939
*,1	Impel Pharmaceuticals Inc.	396,809	1,932
*	Oncternal Therapeutics Inc.	2,159,797	1,926
*,1	Rapid Micro Biosystems Inc. Class A	594,568	1,920
*	9 Meters Biopharma Inc.	8,912,940	1,916
*,1	Syros Pharmaceuticals Inc.	292,279	1,882
*,1	Biora Therapeutics Inc.	3,875,866	1,879
*	KORU Medical Systems Inc.	842,318	1,878
*	Hookipa Pharma Inc.	1,396,133	1,871
*	Passage Bio Inc.	1,496,581	1,871
*	Fortress Biotech Inc.	2,146,747	1,846
*	Societal CDMO Inc.	1,130,309	1,842
*	Surface Oncology Inc.	1,709,153	1,778
*	CytoSorbents Corp.	1,302,216	1,771
*	TCR2 Therapeutics Inc.	981,016	1,766
*	ChromaDex Corp.	1,385,382	1,704
*,1	Forian Inc.	507,760	1,701
*	Icosavax Inc.	535,192	1,691
[1]	AirSculpt Technologies Inc.	262,600	1,689
*	Decibel Therapeutics Inc.	483,353	1,672
*	Lumos Pharma Inc.	187,322	1,658
*,1	Clene Inc.	592,311	1,658
*,1	TherapeuticsMD Inc.	249,657	1,658
*,1	Rain Therapeutics Inc.	333,919	1,630
*	Genprex Inc.	1,127,694	1,590
*	LENSAR Inc.	282,930	1,570
*	Clearside Biomedical Inc.	1,383,654	1,564
*,1	MEI Pharma Inc.	4,022,132	1,555
*,1	Movano Inc.	562,483	1,547
*,1	SQZ Biotechnologies Co.	657,886	1,500
*	Pyxis Oncology Inc.	748,923	1,475
*	Biomerica Inc.	374,536	1,472
*	iCAD Inc.	695,170	1,460
*,1	Palatin Technologies Inc.	246,703	1,460
*	NextCure Inc.	530,127	1,458
*	Synlogic Inc.	1,521,748	1,446
*,1	Trevi Therapeutics Inc.	934,809	1,440
*,1	iBio Inc.	8,405,280	1,431
*	Finch Therapeutics Group Inc.	855,860	1,429
*,1	Atreca Inc. Class A	905,470	1,422
*	Pro-Dex Inc.	80,220	1,422

		Shares	Market Value ($000)
*,1	Werewolf Therapeutics Inc.	314,965	1,420
*	PharmaCyte Biotech Inc.	590,900	1,418
*,1	GT Biopharma Inc.	804,500	1,416
*	UNITY Biotechnology Inc.	3,575,673	1,413
*	Taysha Gene Therapies Inc.	729,014	1,407
*	Merrimack Pharmaceuticals Inc.	369,998	1,387
*	Vapotherm Inc.	882,373	1,385
*	enVVeno Medical Corp.	216,998	1,363
*	Thorne HealthTech Inc.	282,386	1,336
*,1	Oyster Point Pharma Inc.	232,158	1,305
*	Opiant Pharmaceuticals Inc.	120,263	1,293
*	Eledon Pharmaceuticals Inc.	459,998	1,270
*,1	Equillium Inc.	570,835	1,267
*,1	Spero Therapeutics Inc.	617,531	1,235
*	Lantern Pharma Inc.	256,113	1,224
*,1	NightHawk Biosciences Inc.	705,534	1,221
*,1	Eton Pharmaceuticals Inc.	575,285	1,208
*	Eyenovia Inc.	617,303	1,207
*	SELLAS Life Sciences Group Inc.	592,271	1,196
*,1	Third Harmonic Bio Inc.	63,005	1,195
*,1	Sientra Inc.	1,852,556	1,186
*,1	Synaptogenix Inc.	171,031	1,146
*,1	Milestone Scientific Inc.	1,447,898	1,144
*,1	Dyadic International Inc.	596,383	1,139
*,1	Pardes Biosciences Inc. Class A	615,600	1,139
*	Terns Pharmaceuticals Inc.	191,837	1,130
*	Cidara Therapeutics Inc.	1,796,543	1,128
*	Solid Biosciences Inc.	2,389,072	1,115
*,1	Zynerba Pharmaceuticals Inc.	1,521,801	1,114
*	CareCloud Inc.	266,292	1,113
*,1	Bolt Biotherapeutics Inc.	747,881	1,107
*	Lipocine Inc.	2,398,282	1,079
	Psychemedics Corp.	165,415	1,067
*	Applied Molecular Transport Inc.	1,089,900	1,061
*	Hepion Pharmaceuticals Inc.	2,070,833	1,046
*	Armata Pharmaceuticals Inc.	247,561	1,045
*,1	Immunome Inc.	233,400	1,036
*	Longboard Pharmaceuticals Inc.	278,227	1,035
*	ImmuCell Corp.	136,425	1,020
*,1	Novan Inc.	545,361	1,020
*	Cyclerion Therapeutics Inc.	1,138,259	979
*	Cyteir Therapeutics Inc.	498,303	957
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*	Ocuphire Pharma Inc.	451,409	907
*	IRIDEX Corp.	373,047	899
*,1	Athenex Inc.	3,316,592	893
*	BioCardia Inc.	457,496	888
*	UpHealth Inc.	1,663,485	885
*	Exagen Inc.	326,266	884
*,1	Invacare Corp.	1,122,314	876
*,1	Summit Therapeutics Inc.	731,303	870
*,1	Candel Therapeutics Inc.	269,900	847
*	Conformis Inc.	4,427,202	846
*	Protara Therapeutics Inc.	284,301	842
*,1	Trevena Inc.	5,425,457	831
*,1	IsoRay Inc.	3,609,244	830
*	Curis Inc.	1,180,453	826
*,1	Delcath Systems Inc.	255,213	817

		Shares	Market Value ($000)
*	Miromatrix Medical Inc.	186,034	815
*,1	Black Diamond Therapeutics Inc.	481,157	813
*,1	Adamis Pharmaceuticals Corp.	4,096,010	813
*,1	Quince Therapeutics Inc.	606,618	807
*,1	Oragenics Inc.	3,556,869	807
*,1	Pulse Biosciences Inc.	350,609	806
*	Orgenesis Inc.	566,688	805
*,1	Xtant Medical Holdings Inc.	1,117,910	805
*,1	Aquestive Therapeutics Inc.	686,048	803
*	Axcella Health Inc.	462,695	791
*	Aligos Therapeutics Inc.	712,990	784
*,1	Retractable Technologies Inc.	392,689	778
*,1	Molecular Templates Inc.	1,030,942	773
*	IsoPlexis Corp.	449,112	772
*,1	AIM ImmunoTech Inc.	1,311,599	763
*	Achieve Life Sciences Inc.	230,562	761
*,1	Enochian Biosciences Inc.	416,683	754
*,1	T2 Biosystems Inc.	6,549,709	740
*	Five Star Senior Living Inc.	775,241	736
*	Acutus Medical Inc.	835,044	735
*,1	Microbot Medical Inc.	153,549	734
*	Mustang Bio Inc.	1,562,523	733
*,1	NRX Pharmaceuticals Inc.	978,921	724
*	Reneo Pharmaceuticals Inc.	214,913	720
*	Abeona Therapeutics Inc.	235,366	716
*	NeuroMetrix Inc.	252,738	705
*	Corvus Pharmaceuticals Inc.	853,716	699
*	Akebia Therapeutics Inc.	2,192,825	693
*,1	Cabaletta Bio Inc.	1,063,339	691
*	Minerva Neurosciences Inc.	74,481	687
*	Sensei Biotherapeutics Inc.	441,585	684
*,1	NeuroPace Inc.	180,700	678
*	Cumberland Pharmaceuticals Inc.	280,820	677
*	Processa Pharmaceuticals Inc.	299,657	677
*	TScan Therapeutics Inc.	220,934	674
*	Harpoon Therapeutics Inc.	691,063	670
*	Alpha Teknova Inc.	200,207	669
*	Cocrystal Pharma Inc.	2,296,304	668
*	Cognition Therapeutics Inc.	348,183	662
*	Moleculin Biotech Inc.	616,108	653
*,1	ARCA biopharma Inc.	312,166	643
*	Daxor Corp.	47,328	639
*	Context Therapeutics Inc.	573,400	636
*,1	Aspira Women's Health Inc.	1,702,595	634
*	DiaMedica Therapeutics Inc.	506,271	628
*	Aeglea BioTherapeutics Inc.	1,188,429	625
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	625
*	Renovacor Inc.	247,032	623
*,1	Eliem Therapeutics Inc.	189,734	613
*	vTv Therapeutics Inc. Class A	625,032	606
*	Better Therapeutics Inc.	326,043	574
*	GlycoMimetics Inc.	1,010,626	558
*	Lisata Therapeutics Inc.	118,336	548
*,1	Bright Green Corp.	505,972	546
*	ElectroCore Inc.	1,341,498	545
*,1	Soligenix Inc.	1,217,959	532
*	Precipio Inc.	662,055	532
*	Sonida Senior Living Inc.	32,536	528

		Shares	Market Value ($000)
*	Forte Biosciences Inc.	487,429	522
*,1	NanoViricides Inc.	300,189	519
*	IMARA Inc.	227,220	518
*	Galera Therapeutics Inc.	296,842	517
*	Strata Skin Sciences Inc.	593,248	517
*	Tracon Pharmaceuticals Inc.	306,490	512
*,1	180 Life Sciences Corp.	751,668	510
*	Codex DNA Inc.	307,523	510
*	Predictive Oncology Inc.	1,385,931	499
*	Indaptus Therapeutics Inc.	229,197	495
*	Lucira Health Inc.	464,745	493
*	Aethlon Medical Inc.	838,148	488
*,1	PLx Pharma Inc.	743,824	483
*	Aptevo Therapeutics Inc.	158,476	482
*	GeoVax Labs Inc.	439,870	479
*	Angion Biomedica Corp.	515,996	475
*,1	AcelRx Pharmaceuticals Inc.	2,257,461	472
*,1	Rubius Therapeutics Inc.	1,066,867	463
*	Aptinyx Inc. Class A	1,251,830	461
*,1	Vincerx Pharma Inc.	334,111	461
*	Aziyo Biologics Inc. Class A	62,866	453
*,1	Gemini Therapeutics Inc. Class A	275,152	451
*	Upexi Inc.	116,562	451
*	Otonomy Inc.	1,513,558	447
*	Alimera Sciences Inc.	87,148	443
	Cryo-Cell International Inc.	72,236	441
*	Modular Medical Inc.	106,826	440
*,1	Timber Pharmaceuticals Inc.	3,656,057	439
*,1	Lucid Diagnostics Inc.	286,266	438
*,1	Longeveron Inc.	118,115	437
*,1	Reviva Pharmaceuticals Holdings Inc.	272,799	434
*	Inhibikase Therapeutics Inc.	475,753	433
*	Codiak Biosciences Inc.	552,448	432
*	Biolase Inc.	175,629	427
*,1	Ampio Pharmaceuticals Inc.	6,976,192	422
[1]	Catalyst Biosciences Inc.	826,502	417
*	Avrobio Inc.	630,579	405
*,1	Sonendo Inc.	376,909	403
*,1	Surrozen Inc.	199,181	402
*	Plus Therapeutics Inc.	897,484	399
*	Avalo Therapeutics Inc.	119,822	398
*,1	Vivani Medical Inc.	173,362	395
*	Acer Therapeutics Inc.	278,634	387
*	Bio-Path Holdings Inc.	121,084	386
*	Surgalign Holdings Inc.	110,253	384
*,1	Chembio Diagnostics Inc.	1,058,315	382
*	Ekso Bionics Holdings Inc.	243,385	380
*	OpGen Inc.	1,306,313	374
*	Venus Concept Inc.	824,933	363
*,1	Biocept Inc.	394,514	363
*,1	Aridis Pharmaceuticals Inc.	388,959	362
*	Yumanity Therapeutics Inc.	230,835	362
*,1	BioSig Technologies Inc.	564,517	361
*	Corbus Pharmaceuticals Holdings Inc.	2,188,069	361
*,1	Organovo Holdings Inc.	175,314	359
*	Augmedix Inc.	237,719	345
*	Cyclo Therapeutics Inc.	176,807	341
*	Cellectar Biosciences Inc.	99,704	335

		Shares	Market Value ($000)
*	ABVC BioPharma Inc.	375,142	330
*	Virpax Pharmaceuticals Inc.	275,944	328
*,1	Synthetic Biologics Inc.	330,873	326
*	Onconova Therapeutics Inc.	365,661	322
*,1	Bellicum Pharmaceuticals Inc.	265,066	318
*	Neoleukin Therapeutics Inc.	493,540	316
*	Sio Gene Therapies Inc.	1,124,834	315
*	Tonix Pharmaceuticals Holding Corp.	580,543	310
*	Ontrak Inc.	657,410	309
*,1	Marpai Inc. Class A	293,017	305
*	Elevation Oncology Inc.	265,550	300
*,1	Graybug Vision Inc.	318,437	299
*	Sera Prognostics Inc. Class A	183,767	294
*	Aileron Therapeutics Inc.	1,410,526	292
*	Vyant Bio Inc.	513,412	286
*	Minerva Surgical Inc.	355,599	283
*	Marker Therapeutics Inc.	759,500	280
*	Xenetic Biosciences Inc.	519,743	279
*,1	Jupiter Wellness Inc.	355,834	278
*,1	Vivos Therapeutics Inc.	426,060	277
*,1	Regulus Therapeutics Inc.	162,509	276
*	INVO BioScience Inc.	259,122	275
*	Novo Integrated Sciences Inc.	255,940	269
*,1	Calithera Biosciences Inc.	91,059	268
*	IN8bio Inc.	132,077	267
*	CASI Pharmaceuticals Inc.	102,469	266
*,1	Vaccinex Inc.	534,485	265
*,1	Jasper Therapeutics Inc.	325,773	257
*	Tempest Therapeutics Inc.	147,142	256
*	Hoth Therapeutics Inc.	731,991	255
*,1	Athersys Inc.	137,160	254
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*	NeuBase Therapeutics Inc.	638,405	252
*	AgeX Therapeutics Inc.	426,190	239
*,1	Eloxx Pharmaceuticals Inc.	1,401,485	238
*,1	SAB Biotherapeutics Inc.	338,972	238
*	Myomo Inc.	143,407	232
*,1	Oncorus Inc.	264,842	225
*	NantHealth Inc.	894,094	220
*,1	TransCode Therapeutics Inc.	200,117	220
*,1	Diffusion Pharmaceuticals Inc.	41,002	219
*,1	Applied Genetic Technologies Corp.	803,820	218
*,1	Idera Pharmaceuticals Inc.	576,093	216
*	Bellerophon Therapeutics Inc.	194,179	212
*,1	Biodesix Inc.	166,976	212
*	Aravive Inc.	257,022	210
*,1	iSpecimen Inc.	126,917	209
*	OncoSec Medical Inc.	421,504	206
*,1	PhaseBio Pharmaceuticals Inc.	1,156,526	204
*,1	VYNE Therapeutics Inc.	893,188	199
*	Imac Holdings Inc.	508,049	193
*,1	NexImmune Inc.	344,561	191
*,1	SiNtx Technologies Inc.	594,838	190
*	Talis Biomedical Corp.	274,003	187
*	VistaGen Therapeutics Inc.	1,183,241	180
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	eFFECTOR Therapeutics Inc.	300,033	172
*	cbdMD Inc.	759,341	171

		Shares	Market Value ($000)
*,1	Qualigen Therapeutics Inc.	637,185	170
*,1	Sonnet BioTherapeutics Holdings Inc.	115,754	170
*,1	Artelo Biosciences Inc.	49,016	169
*	Applied Therapeutics Inc.	177,960	166
*	Salarius Pharmaceuticals Inc.	853,572	166
*	HCW Biologics Inc.	72,071	165
*	NanoVibronix Inc.	347,433	160
*	TRxADE HEALTH Inc.	139,642	158
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1	Adial Pharmaceuticals Inc.	413,497	145
*	Femasys Inc.	128,310	145
*	ENDRA Life Sciences Inc.	466,622	143
*,1	Kala Pharmaceuticals Inc.	617,901	137
*,1	Rockwell Medical Inc.	98,674	130
*,1	NeuroBo Pharmaceuticals Inc.	9,409	129
*	Cohbar Inc.	42,768	123
*,1	Brooklyn ImmunoTherapeutics Inc.	486,517	120
*,1	Aytu BioPharma Inc.	634,538	117
*	Soleno Therapeutics Inc.	66,727	111
*	Navidea Biopharmaceuticals Inc.	426,491	108
*	Biofrontera Inc.	98,114	103
*,1	Cyclacel Pharmaceuticals Inc.	66,830	98
*	Imunon Inc.	57,488	97
*	American Shared Hospital Services	36,338	94
*	Nephros Inc.	102,105	93
*	Sigilon Therapeutics Inc.	181,760	92
*,1	Nuvectis Pharma Inc.	12,536	89
*,1	Metacrine Inc.	179,530	87
*,1	Virios Therapeutics Inc.	220,868	84
*,1	Lannett Co. Inc.	185,256	83
*,1	Windtree Therapeutics Inc.	272,930	82
*	CNS Pharmaceuticals Inc.	453,615	81
*	Monopar Therapeutics Inc.	52,392	80
*,1	Avinger Inc.	66,678	77
*,2	Aduro Biotech Inc. CVR	415,255	76
*	Immix Biopharma Inc.	52,979	72
*	Eargo Inc.	67,035	70
*,1	Jaguar Health Inc.	448,409	70
*	Protagenic Therapeutics Inc.	121,310	69
*	Nutriband Inc.	19,266	69
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Aprea Therapeutics Inc.	99,800	65
*	Pulmatrix Inc.	17,004	61
*,1	Star Equity Holdings Inc.	53,681	53
*,1	Panbela Therapeutics Inc.	196,590	53
*	LogicBio Therapeutics Inc.	186,229	51
*	Pasithea Therapeutics Corp.	39,188	49
*	Landos Biopharma Inc.	63,519	41
*	Kintara Therapeutics Inc.	363,362	39
*	MiNK Therapeutics Inc.	18,490	39
*	Journey Medical Corp.	15,723	39
*,1	Phio Pharmaceuticals Corp.	63,931	37
*,1	Ensysce Biosciences Inc.	165,447	36
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*	Bone Biologics Corp.	33,461	35
*	Petros Pharmaceuticals Inc.	58,006	30
*	ContraFect Corp.	147,628	25
*	NovaBay Pharmaceuticals Inc.	218,047	24

		Shares	Market Value ($000)
*	RenovoRx Inc.	10,815	22
*	Lixte Biotechnology Holdings Inc.	32,745	18
*	Acurx Pharmaceuticals Inc.	4,521	14
*	Unicycive Therapeutics Inc.	22,695	13
*	Spruce Biosciences Inc.	8,958	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*	ReShape Lifesciences Inc.	30,248	9
*,2	F-star Therapeutics Inc. CVR	61,021	4
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*	F-star Therapeutics Inc.	24	—
*	SELLAS Life Sciences Group Inc. Warrants Exp. 4/5/27	40,000	—
*	Aditxt Inc.	1	—
*	Athenex Inc. Warrants Exp. 8/15/27	535,168	—
*,1,2	SiNtx Technologies Inc. Rights Exp. 10/12/22	594,838	—
			151,543,720
Industrials (12.6%)
	Visa Inc. Class A	48,599,632	8,633,725
	Mastercard Inc. Class A	25,764,540	7,325,889
	Accenture plc Class A	19,833,483	5,103,155
	Union Pacific Corp.	18,647,089	3,632,826
	Raytheon Technologies Corp.	44,087,090	3,608,969
	United Parcel Service Inc. Class B	21,853,436	3,530,204
	Honeywell International Inc.	20,113,957	3,358,427
	Lockheed Martin Corp.	7,918,305	3,058,762
*	PayPal Holdings Inc.	34,529,071	2,971,917
	Automatic Data Processing Inc.	12,408,255	2,806,623
	Deere & Co.	8,214,525	2,742,748
	Caterpillar Inc.	15,765,198	2,586,754
	American Express Co.	16,787,641	2,264,821
*	Boeing Co.	17,727,853	2,146,488
	General Electric Co.	32,695,305	2,024,166
	Northrop Grumman Corp.	4,157,935	1,955,560
	3M Co.	16,743,114	1,850,114
	CSX Corp.	63,907,052	1,702,484
*	Fiserv Inc.	17,185,642	1,608,061
	Eaton Corp. plc	11,894,377	1,586,234
	General Dynamics Corp.	7,367,814	1,563,229
	Illinois Tool Works Inc.	8,327,836	1,504,424
	Norfolk Southern Corp.	7,010,268	1,469,703
	Sherwin-Williams Co.	6,965,248	1,426,135
	Fidelity National Information Services Inc.	18,149,250	1,371,539
	Emerson Electric Co.	17,656,460	1,292,806
	L3Harris Technologies Inc.	5,713,550	1,187,447
	Paychex Inc.	9,669,472	1,085,011
	Capital One Financial Corp.	11,446,013	1,054,979
	FedEx Corp.	6,981,558	1,036,552
	Johnson Controls International plc	20,573,343	1,012,620
	Trane Technologies plc	6,920,713	1,002,188
	Cintas Corp.	2,565,709	995,983
	Parker-Hannifin Corp.	3,827,812	927,517
	Global Payments Inc.	8,273,041	893,902
	Carrier Global Corp.	25,132,080	893,697
*	Block Inc. Class A	15,797,759	868,719

		Shares	Market Value ($000)
	Cummins Inc.	4,209,333	856,641
*	Keysight Technologies Inc.	5,352,493	842,268
	TransDigm Group Inc.	1,536,459	806,364
	Otis Worldwide Corp.	12,536,340	799,819
	Verisk Analytics Inc. Class A	4,683,488	798,675
	PACCAR Inc.	9,345,037	782,086
	AMETEK Inc.	6,854,878	777,412
	PPG Industries Inc.	7,014,539	776,439
	Old Dominion Freight Line Inc.	3,000,756	746,498
	Rockwell Automation Inc.	3,446,524	741,382
*	Mettler-Toledo International Inc.	671,441	727,923
	DuPont de Nemours Inc.	13,446,608	677,709
	WW Grainger Inc.	1,367,323	668,881
	Equifax Inc.	3,651,569	625,988
	Fortive Corp.	10,610,803	618,610
	Martin Marietta Materials Inc.	1,862,680	599,951
	Vulcan Materials Co.	3,764,980	593,775
*	United Rentals Inc.	2,086,485	563,601
	Quanta Services Inc.	4,265,457	543,377
	Ingersoll Rand Inc.	12,006,052	519,382
	Dover Corp.	4,277,641	498,687
*	Waters Corp.	1,787,096	481,676
*	Teledyne Technologies Inc.	1,396,889	471,408
	Xylem Inc.	5,376,106	469,657
	Ball Corp.	9,377,962	453,143
	IDEX Corp.	2,251,594	449,981
	Carlisle Cos. Inc.	1,542,367	432,495
	Expeditors International of Washington Inc.	4,879,047	430,869
	Westinghouse Air Brake Technologies Corp.	5,159,350	419,713
	Jacobs Solutions Inc.	3,811,868	413,550
	Synchrony Financial	14,369,640	405,080
*	Zebra Technologies Corp. Class A	1,543,410	404,389
*	Trimble Inc.	7,385,432	400,807
	Jack Henry & Associates Inc.	2,177,004	396,803
*	Bill.com Holdings Inc.	2,972,327	393,447
	JB Hunt Transport Services Inc.	2,482,207	388,267
*	FleetCor Technologies Inc.	2,131,088	375,434
	Textron Inc.	6,299,825	367,028
	Booz Allen Hamilton Holding Corp. Class A	3,945,213	364,340
	Hubbell Inc. Class B	1,601,566	357,149
	CH Robinson Worldwide Inc.	3,698,972	356,248
	Howmet Aerospace Inc.	11,146,815	344,771
	TransUnion	5,733,758	341,101
	HEICO Corp. Class A	2,967,944	340,186
*	Generac Holdings Inc.	1,908,158	339,919
	Stanley Black & Decker Inc.	4,406,808	331,436
	Nordson Corp.	1,544,864	327,928
	RPM International Inc.	3,850,185	320,759
	Snap-on Inc.	1,589,738	320,094
	Masco Corp.	6,733,586	314,391
	Packaging Corp. of America	2,791,425	313,449
*	Fair Isaac Corp.	756,028	311,491
	Graco Inc.	5,042,581	302,303
*	Paylocity Holding Corp.	1,236,944	298,821
	Crown Holdings Inc.	3,617,223	293,104
	AECOM	4,165,720	284,810
	Regal Rexnord Corp.	1,980,643	278,003
*	Builders FirstSource Inc.	4,665,177	274,872

		Shares	Market Value ($000)
	Toro Co.	3,124,568	270,213
	Huntington Ingalls Industries Inc.	1,195,511	264,806
	Advanced Drainage Systems Inc.	2,119,675	263,624
*	WillScot Mobile Mini Holdings Corp.	6,363,758	256,650
	Watsco Inc.	991,760	255,339
	Genpact Ltd.	5,471,383	239,482
	Robert Half International Inc.	3,095,894	236,836
	Westrock Co.	7,606,287	234,958
	Allegion plc	2,618,625	234,838
*	Axon Enterprise Inc.	2,016,781	233,442
	Owens Corning	2,870,516	225,651
	Knight-Swift Transportation Holdings Inc. Class A	4,573,029	223,758
	Lincoln Electric Holdings Inc.	1,726,796	217,093
	Lennox International Inc.	953,527	212,322
	Fortune Brands Home & Security Inc.	3,850,143	206,714
*	Middleby Corp.	1,604,467	205,645
	Tetra Tech Inc.	1,597,816	205,367
	Cognex Corp.	4,927,699	204,253
*	Chart Industries Inc.	1,091,439	201,207
	Pentair plc	4,921,045	199,942
	Sealed Air Corp.	4,351,802	193,699
	AptarGroup Inc.	1,961,226	186,375
	A O Smith Corp.	3,835,317	186,320
	Graphic Packaging Holding Co.	9,182,082	181,254
	Donaldson Co. Inc.	3,684,363	180,571
*	WESCO International Inc.	1,510,326	180,303
*	Berry Global Group Inc.	3,726,567	173,397
	Sensata Technologies Holding plc	4,625,322	172,432
	Valmont Industries Inc.	637,648	171,285
	AGCO Corp.	1,775,450	170,745
	EMCOR Group Inc.	1,468,742	169,610
*	WEX Inc.	1,319,508	167,498
	MDU Resources Group Inc.	6,064,099	165,853
	Sonoco Products Co.	2,915,062	165,371
	MKS Instruments Inc.	1,986,971	164,203
*	FTI Consulting Inc.	986,467	163,467
	ITT Inc.	2,458,614	160,646
	Curtiss-Wright Corp.	1,146,092	159,490
*	TopBuild Corp.	961,550	158,444
	nVent Electric plc	4,983,983	157,544
	Landstar System Inc.	1,085,848	156,764
	Western Union Co.	11,525,395	155,593
	Acuity Brands Inc.	982,401	154,699
*	Saia Inc.	790,429	150,182
*	Mohawk Industries Inc.	1,614,216	147,200
	Littelfuse Inc.	740,739	147,177
*	XPO Logistics Inc.	3,252,362	144,795
	Brunswick Corp.	2,210,204	144,658
*	Trex Co. Inc.	3,285,955	144,385
*	ExlService Holdings Inc.	942,924	138,949
*	Axalta Coating Systems Ltd.	6,554,666	138,041
	Woodward Inc.	1,716,719	137,784
	Oshkosh Corp.	1,958,303	137,649
*	AMN Healthcare Services Inc.	1,297,217	137,453
	BWX Technologies Inc.	2,716,488	136,830
	Exponent Inc.	1,524,097	133,618
*	ASGN Inc.	1,423,393	128,632
*	GXO Logistics Inc.	3,533,899	123,899

		Shares	Market Value ($000)
	MSA Safety Inc.	1,117,142	122,081
	Eagle Materials Inc.	1,113,891	119,387
	Applied Industrial Technologies Inc.	1,151,108	118,311
	Crane Holdings Co.	1,335,925	116,947
	Louisiana-Pacific Corp.	2,199,768	112,606
	Insperity Inc.	1,084,779	110,745
*	Kirby Corp.	1,807,577	109,846
	Armstrong World Industries Inc.	1,380,489	109,376
	Ryder System Inc.	1,444,687	109,059
*	MasTec Inc.	1,701,521	108,047
*	Fluor Corp.	4,260,680	106,048
*	Euronet Worldwide Inc.	1,399,391	106,018
	Comfort Systems USA Inc.	1,082,173	105,328
*	Bloom Energy Corp. Class A	5,264,199	105,231
	Silgan Holdings Inc.	2,490,742	104,711
	Maximus Inc.	1,802,096	104,287
	Zurn Elkay Water Solutions Corp.	4,246,423	104,037
*	ATI Inc.	3,882,849	103,323
	Watts Water Technologies Inc. Class A	820,594	103,173
	Triton International Ltd.	1,863,621	101,996
	Simpson Manufacturing Co. Inc.	1,297,457	101,721
*,1	Affirm Holdings Inc. Class A	5,403,540	101,370
	ManpowerGroup Inc.	1,535,106	99,306
	Air Lease Corp. Class A	3,156,480	97,882
	MSC Industrial Direct Co. Inc. Class A	1,342,104	97,719
	Franklin Electric Co. Inc.	1,184,049	96,749
	Allison Transmission Holdings Inc.	2,858,958	96,518
*	Atkore Inc.	1,233,935	96,013
	HB Fuller Co.	1,584,676	95,239
	Flowserve Corp.	3,899,780	94,765
*	Marqeta Inc. Class A	13,276,733	94,530
	HEICO Corp.	640,286	92,188
*	Aerojet Rocketdyne Holdings Inc.	2,280,860	91,212
	GATX Corp.	1,068,639	90,995
*	Summit Materials Inc. Class A	3,550,601	85,072
*	Resideo Technologies Inc.	4,385,012	83,578
	John Bean Technologies Corp.	955,265	82,153
	Badger Meter Inc.	878,696	81,183
*	Dycom Industries Inc.	844,710	80,695
*	Beacon Roofing Supply Inc.	1,470,008	80,439
*	Atlas Air Worldwide Holdings Inc.	840,528	80,329
*	TriNet Group Inc.	1,113,183	79,281
*	API Group Corp.	5,969,151	79,211
	Herc Holdings Inc.	760,438	78,994
	Vontier Corp.	4,666,410	77,976
	Belden Inc.	1,287,207	77,258
	ABM Industries Inc.	2,006,335	76,702
	Otter Tail Corp.	1,235,788	76,026
	Korn Ferry	1,613,151	75,737
	UniFirst Corp.	445,111	74,881
	Forward Air Corp.	810,113	73,121
	Albany International Corp. Class A	924,101	72,847
	EnerSys	1,228,014	71,434
*	Verra Mobility Corp. Class A	4,646,155	71,411
	Matson Inc.	1,155,079	71,060
*	SPX Technologies Inc.	1,272,205	70,251
	AAON Inc.	1,292,225	69,625
	Spirit AeroSystems Holdings Inc. Class A	3,170,364	69,494

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	3,300,572	68,982
	Hillenbrand Inc.	1,870,474	68,684
	Federal Signal Corp.	1,830,515	68,315
	Brink's Co.	1,407,938	68,201
*	Hub Group Inc. Class A	968,752	66,825
*	Mercury Systems Inc.	1,640,649	66,610
	Altra Industrial Motion Corp.	1,961,047	65,930
	Werner Enterprises Inc.	1,732,637	65,147
*	Shift4 Payments Inc. Class A	1,446,429	64,525
*,1	Enovix Corp.	3,512,890	64,409
*	CBIZ Inc.	1,485,021	63,529
	Encore Wire Corp.	538,856	62,259
	EVERTEC Inc.	1,975,548	61,933
*	Alight Inc. Class A	8,429,428	61,788
	Moog Inc. Class A	871,654	61,321
*	O-I Glass Inc.	4,706,684	60,952
	McGrath RentCorp	721,774	60,528
*	AeroVironment Inc.	713,481	59,476
	ICF International Inc.	542,024	59,091
	Kadant Inc.	348,686	58,164
	ESCO Technologies Inc.	785,776	57,707
*	Itron Inc.	1,366,579	57,547
	Installed Building Products Inc.	701,289	56,797
*	Flywire Corp.	2,443,329	56,099
	Terex Corp.	1,884,312	56,039
	CSW Industrials Inc.	456,837	54,729
	Brady Corp. Class A	1,306,620	54,525
	EnPro Industries Inc.	634,621	53,930
	Trinity Industries Inc.	2,495,150	53,271
*	AZEK Co. Inc. Class A	3,151,922	52,385
	International Seaways Inc.	1,488,504	52,291
*	Air Transport Services Group Inc.	2,139,525	51,541
	Esab Corp.	1,529,597	51,027
	Kennametal Inc.	2,471,554	50,865
	ArcBest Corp.	694,434	50,506
	Helios Technologies Inc.	977,124	49,443
*	GMS Inc.	1,225,702	49,040
	Mueller Water Products Inc. Class A	4,715,548	48,429
*	NV5 Global Inc.	390,137	48,307
	Greif Inc. Class A	809,712	48,235
*	Masonite International Corp.	676,243	48,209
	ADT Inc.	6,393,716	47,889
*	Evo Payments Inc. Class A	1,431,858	47,681
	Lindsay Corp.	332,537	47,646
	Bread Financial Holdings Inc.	1,490,832	46,887
*	Core & Main Inc. Class A	2,047,895	46,569
	Griffon Corp.	1,530,185	45,171
*	Payoneer Global Inc.	7,266,517	43,962
*	MYR Group Inc.	513,316	43,493
	Barnes Group Inc.	1,438,191	41,535
*	Huron Consulting Group Inc.	612,428	40,573
*	Vicor Corp.	673,899	39,854
	Maxar Technologies Inc.	2,084,956	39,030
*	Kratos Defense & Security Solutions Inc.	3,812,828	38,738
*	Gibraltar Industries Inc.	940,909	38,511
*	Veritiv Corp.	389,595	38,091
	Alamo Group Inc.	305,255	37,324
	Kforce Inc.	622,514	36,510

		Shares	Market Value ($000)
*	PGT Innovations Inc.	1,722,374	36,101
*	AAR Corp.	999,056	35,786
	Granite Construction Inc.	1,363,107	34,609
*	CryoPort Inc.	1,420,335	34,599
*	OSI Systems Inc.	468,983	33,795
	Marten Transport Ltd.	1,736,179	33,265
*	Energy Recovery Inc.	1,522,535	33,100
*,1	TuSimple Holdings Inc. Class A	4,277,881	32,512
	TriMas Corp.	1,293,929	32,439
*	CoreCivic Inc.	3,631,268	32,100
*	AvidXchange Holdings Inc.	3,701,044	31,163
*	Cross Country Healthcare Inc.	1,085,539	30,797
	Enerpac Tool Group Corp. Class A	1,715,790	30,593
*	BTRS Holdings Inc.	3,292,018	30,484
	Tennant Co.	537,195	30,384
*,1	Proterra Inc.	6,100,871	30,382
*	Construction Partners Inc. Class A	1,141,951	29,953
*	Proto Labs Inc.	822,107	29,949
	Standex International Corp.	362,839	29,626
*	Remitly Global Inc.	2,658,829	29,566
*	Gates Industrial Corp. plc	3,023,318	29,508
*	Hillman Solutions Corp.	3,855,892	29,073
	Patrick Industries Inc.	651,206	28,549
*	Rocket Lab USA Inc.	6,949,232	28,283
*,1	Legalzoom.com Inc.	3,258,907	27,929
*,1	Mirion Technologies Inc.	3,738,260	27,925
*,1	Virgin Galactic Holdings Inc.	5,871,079	27,653
*,1	Joby Aviation Inc.	6,359,652	27,537
*,1	Nikola Corp.	7,655,338	26,947
*	Green Dot Corp. Class A	1,411,281	26,786
*	Donnelley Financial Solutions Inc.	714,263	26,406
	AZZ Inc.	713,804	26,061
	H&E Equipment Services Inc.	915,161	25,936
	Primoris Services Corp.	1,587,771	25,801
*	Hayward Holdings Inc.	2,883,006	25,572
*	Montrose Environmental Group Inc.	753,788	25,365
*,1	PureCycle Technologies Inc.	3,118,652	25,168
	Apogee Enterprises Inc.	656,760	25,101
*	Napco Security Technologies Inc.	858,757	24,973
	TTEC Holdings Inc.	557,356	24,696
*,1	Aurora Innovation Inc.	10,860,578	24,002
	Schneider National Inc. Class B	1,144,186	23,227
*	International Money Express Inc.	1,007,480	22,960
	Kaman Corp.	815,429	22,775
	Greenbrier Cos. Inc.	919,562	22,318
	Wabash National Corp.	1,393,086	21,676
	Deluxe Corp.	1,294,873	21,560
*	SP Plus Corp.	686,630	21,505
*	JELD-WEN Holding Inc.	2,453,900	21,472
*	American Woodmark Corp.	487,299	21,373
	Mesa Laboratories Inc.	150,739	21,229
	Astec Industries Inc.	668,601	20,854
	Columbus McKinnon Corp.	792,747	20,738
*	ZipRecruiter Inc. Class A	1,244,212	20,530
*	First Advantage Corp.	1,578,966	20,258
	Heartland Express Inc.	1,388,915	19,875
	Shyft Group Inc.	929,754	18,995
*	Modine Manufacturing Co.	1,447,681	18,733

		Shares	Market Value ($000)
	Quanex Building Products Corp.	1,025,862	18,630
*	Sterling Infrastructure Inc.	860,554	18,476
	CRA International Inc.	207,460	18,410
*,1	Velo3D Inc.	4,652,256	18,330
	Douglas Dynamics Inc.	652,804	18,292
*	Titan International Inc.	1,496,839	18,172
*,1	Desktop Metal Inc. Class A	6,996,405	18,121
	Chase Corp.	216,056	18,056
*	TrueBlue Inc.	942,024	17,974
	Myers Industries Inc.	1,064,615	17,534
*	Janus International Group Inc.	1,950,110	17,395
*	Repay Holdings Corp. Class A	2,322,791	16,399
*	Titan Machinery Inc.	579,561	16,378
	Resources Connection Inc.	902,924	16,316
	Barrett Business Services Inc.	207,132	16,156
*	BlueLinx Holdings Inc.	258,113	16,029
*	Conduent Inc.	4,782,855	15,975
*	Franklin Covey Co.	349,702	15,873
	Gorman-Rupp Co.	649,114	15,442
*	Transcat Inc.	203,696	15,418
*	Triumph Group Inc.	1,794,321	15,413
	Ennis Inc.	753,371	15,165
	Heidrick & Struggles International Inc.	580,522	15,088
*	FARO Technologies Inc.	546,929	15,008
*	Thermon Group Holdings Inc.	968,972	14,932
*	Paya Holdings Inc.	2,335,158	14,268
	Insteel Industries Inc.	533,757	14,161
*	Great Lakes Dredge & Dock Corp.	1,843,428	13,973
*,1	Workhorse Group Inc.	4,801,523	13,780
	Argan Inc.	426,696	13,727
	Cass Information Systems Inc.	394,767	13,694
*	TaskUS Inc. Class A	839,369	13,514
*	Forrester Research Inc.	348,795	12,560
	Kelly Services Inc. Class A	921,762	12,527
*	Ducommun Inc.	309,233	12,264
	Eagle Bulk Shipping Inc.	283,417	12,238
*,1	Infrastructure & Energy Alternatives Inc.	880,569	11,923
*	V2X Inc.	335,324	11,870
*	I3 Verticals Inc. Class A	588,059	11,779
	Cadre Holdings Inc.	488,900	11,763
*	Babcock & Wilcox Enterprises Inc.	1,843,405	11,761
*	Cimpress plc	477,287	11,684
*	DXP Enterprises Inc.	478,217	11,324
	REV Group Inc.	1,017,861	11,227
*,1	Target Hospitality Corp.	883,697	11,152
	Allied Motion Technologies Inc.	388,182	11,110
	Pitney Bowes Inc.	4,751,486	11,071
	National Presto Industries Inc.	167,313	10,884
*,1	Hyliion Holdings Corp.	3,720,847	10,679
*	Custom Truck One Source Inc.	1,831,243	10,676
*	Aspen Aerogels Inc.	1,144,654	10,554
	VSE Corp.	291,711	10,327
*,1	HireRight Holdings Corp.	676,654	10,326
*	Vishay Precision Group Inc.	340,379	10,072
*	Sterling Check Corp.	566,975	10,001
*	CIRCOR International Inc.	591,811	9,759
*	BrightView Holdings Inc.	1,219,101	9,680
*,1	Archer Aviation Inc. Class A	3,679,429	9,603

		Shares	Market Value ($000)
*	Vivint Smart Home Inc.	1,453,409	9,563
	Pactiv Evergreen Inc.	1,068,389	9,327
*,1	Danimer Scientific Inc. Class A	2,920,239	8,615
*	Astronics Corp.	1,088,071	8,552
*	Hudson Technologies Inc.	1,149,613	8,450
*,1	Microvast Holdings Inc.	4,657,800	8,431
*	Manitowoc Co. Inc.	1,082,604	8,390
	Covenant Logistics Group Inc. Class A	287,706	8,257
	Universal Logistics Holdings Inc.	250,533	7,947
*	Yellow Corp.	1,538,736	7,801
*	Radiant Logistics Inc.	1,368,861	7,789
*	ShotSpotter Inc.	260,978	7,506
*	CECO Environmental Corp.	843,032	7,461
*	AerSale Corp.	400,362	7,423
*,1	Blade Air Mobility Inc.	1,780,179	7,174
*	Daseke Inc.	1,310,814	7,092
*	CS Disco Inc.	700,982	7,010
*	Tutor Perini Corp.	1,210,073	6,680
*	DHI Group Inc.	1,239,544	6,669
	Miller Industries Inc.	307,701	6,551
	Park Aerospace Corp.	591,129	6,526
*	IES Holdings Inc.	235,697	6,510
*,1	Virgin Orbit Holdings Inc.	2,044,300	6,276
	Kronos Worldwide Inc.	666,260	6,223
*	PAM Transportation Services Inc.	196,206	6,075
	Information Services Group Inc.	1,265,108	6,022
*	Atlas Technical Consultants Inc. Class A	880,011	5,852
	Hyster-Yale Materials Handling Inc.	269,570	5,798
*	Cantaloupe Inc.	1,659,813	5,776
	Powell Industries Inc.	271,733	5,728
*,1	Velodyne Lidar Inc.	5,956,174	5,641
	LSI Industries Inc.	728,530	5,602
*,1	View Inc.	4,168,453	5,586
*	PFSweb Inc.	594,902	5,545
	United States Lime & Minerals Inc.	53,708	5,489
*,1	Skillsoft Corp.	2,900,886	5,309
[1]	Perella Weinberg Partners Class A	838,460	5,307
*,1	Markforged Holding Corp.	2,651,263	5,250
*,1	Sarcos Technology & Robotics Corp.	2,362,032	5,244
*	Overseas Shipholding Group Inc. Class A	1,723,796	5,120
*	Hill International Inc.	1,498,508	4,975
*	Acacia Research Corp.	1,231,212	4,974
*	Willdan Group Inc.	335,760	4,973
	Greif Inc. Class B	80,536	4,897
*	Advantage Solutions Inc.	2,262,148	4,818
*	Concrete Pumping Holdings Inc.	737,042	4,754
*,1	SKYX Platforms Corp.	1,201,895	4,435
*	Commercial Vehicle Group Inc.	928,491	4,178
*	Luna Innovations Inc.	937,893	4,164
*	Distribution Solutions Group Inc.	144,378	4,067
*	Bowman Consulting Group Ltd. Class A	278,036	4,059
*	Atlanticus Holdings Corp.	150,156	3,939
*	Twin Disc Inc.	342,500	3,929
*,1	BlackSky Technology Inc.	2,605,410	3,908
*	Iteris Inc.	1,300,466	3,862
*	EVI Industries Inc.	211,007	3,828
*	Blue Bird Corp.	456,096	3,808
*	Ranpak Holdings Corp. Class A	1,107,233	3,787

		Shares	Market Value ($000)
*,1	Hyzon Motors Inc.	2,227,561	3,787
	Hurco Cos. Inc.	168,308	3,784
*	Moneylion Inc.	4,172,254	3,724
*	Evolv Technologies Holdings Inc.	1,718,460	3,643
*,1	AEye Inc.	3,258,500	3,617
*,1	Cepton Inc.	1,753,500	3,437
*	Smith-Midland Corp.	127,058	3,399
*	RCM Technologies Inc.	201,033	3,355
*	Performant Financial Corp.	1,765,368	3,266
*,1	Astra Space Inc.	5,320,648	3,251
*,1	Paymentus Holdings Inc. Class A	332,500	3,232
*,1	Berkshire Grey Inc.	1,873,972	3,186
*,1	Spire Global Inc.	2,946,300	3,182
	BGSF Inc.	281,551	3,128
*	Latch Inc.	3,068,500	2,926
*	L B Foster Co. Class A	298,585	2,914
	Park-Ohio Holdings Corp.	256,256	2,898
*,1	Eos Energy Enterprises Inc.	1,694,200	2,829
*	Quad/Graphics Inc.	1,103,900	2,826
*	Gencor Industries Inc.	312,496	2,816
*	Innovative Solutions & Support Inc.	320,858	2,769
*	Karat Packaging Inc.	171,091	2,736
*	DLH Holdings Corp.	217,850	2,673
*,1	Knightscope Inc. Class A	1,010,525	2,445
	Graham Corp.	275,351	2,420
*	Mistras Group Inc.	526,942	2,350
*,1	Lightning eMotors Inc.	1,485,715	2,303
	ARC Document Solutions Inc.	1,010,004	2,283
*	Manitex International Inc.	396,585	2,272
*,1	Momentus Inc. Class A	1,648,139	2,258
*	Hudson Global Inc.	66,585	2,239
*,1	Byrna Technologies Inc.	472,114	2,219
*	Paysign Inc.	898,624	2,130
*	Orion Group Holdings Inc.	804,256	2,123
*	Core Molding Technologies Inc.	209,461	2,080
*	Willis Lease Finance Corp.	62,993	2,062
*,1	MICT Inc.	2,994,134	2,052
*	CPI Card Group Inc.	129,785	2,045
*,1	Energous Corp.	1,958,094	2,017
*	GEE Group Inc.	3,114,781	1,965
*	US Xpress Enterprises Inc. Class A	752,668	1,852
[1]	HireQuest Inc.	136,738	1,764
*	Limbach Holdings Inc.	230,117	1,749
*	Hydrofarm Holdings Group Inc.	860,903	1,670
*	Mayville Engineering Co. Inc.	243,083	1,582
*,1	Katapult Holdings Inc.	1,643,191	1,578
*,1	Lightbridge Corp.	345,233	1,574
*	Alpha Pro Tech Ltd.	386,631	1,566
*	Ultralife Corp.	320,851	1,543
*,1	BitNile Holdings Inc.	8,202,267	1,501
*	LS Starrett Co. Class A	164,541	1,453
*	RF Industries Ltd.	249,088	1,432
*	VirTra Inc.	262,879	1,422
*	Research Solutions Inc.	683,282	1,394
*,1	Redwire Corp.	562,616	1,339
*	Frequency Electronics Inc.	228,179	1,312
*,1	Xos Inc.	1,070,939	1,285
*,1	FreightCar America Inc.	335,456	1,251

		Shares	Market Value ($000)
*	Orion Energy Systems Inc.	762,830	1,190
*	Broadwind Inc.	385,036	1,163
*	Orbital Infrastructure Group Inc.	2,398,886	1,139
*,1	Wrap Technologies Inc.	658,952	1,127
*	Sono-Tek Corp.	157,600	1,106
*	Priority Technology Holdings Inc.	239,738	1,081
*	StarTek Inc.	359,127	1,077
*,1	Rekor Systems Inc.	1,005,498	1,006
*,1	IZEA Worldwide Inc.	1,398,592	996
*,1	Coda Octopus Group Inc.	183,470	991
*	Usio Inc.	757,304	985
*	INNOVATE Corp.	1,371,484	960
*	Horizon Global Corp.	737,857	908
*,1	AgEagle Aerial Systems Inc.	1,950,222	906
*,1	Odyssey Marine Exploration Inc. Class B	290,463	900
*,1	AIkido Pharma Inc.	111,013	759
*	Team Inc.	673,156	714
*	Biotricity Inc.	845,735	677
*	LightPath Technologies Inc. Class A	619,617	663
*,1	Where Food Comes From Inc.	68,560	659
*	Air T Inc.	32,860	563
*	Williams Industrial Services Group Inc.	366,258	542
*	ClearSign Technologies Corp.	584,529	537
*	Sypris Solutions Inc.	286,226	532
*	Espey Manufacturing & Electronics Corp.	36,520	504
*	Astrotech Corp.	1,136,652	504
*	Fuel Tech Inc.	424,566	497
	Taitron Components Inc. Class A	126,100	487
*	ENGlobal Corp.	378,679	477
*,1	Digital Ally Inc.	1,045,002	477
*	Ballantyne Strong Inc.	226,990	470
*	Air Industries Group	692,626	457
*	Wireless Telecom Group Inc.	339,257	441
*,1	CompoSecure Inc.	79,739	400
*	Polar Power Inc.	153,003	378
*	TSR Inc.	50,537	364
	Autoscope Technologies Corp.	79,282	361
*	LGL Group Inc.	30,781	348
*,1	TOMI Environmental Solutions Inc.	484,669	344
*	DSS Inc.	1,292,763	331
*	Pioneer Power Solutions Inc.	107,157	303
*,1	Agrify Corp.	688,301	299
*,1	Applied DNA Sciences Inc.	262,114	296
*,1	Sidus Space Inc. Class A	134,281	283
*,1	AmpliTech Group Inc.	132,700	244
*,1	GreenBox POS	240,104	234
*,1	Shapeways Holdings Inc.	354,017	221
*	SG Blocks Inc.	124,227	220
*	Bio-key International Inc.	138,179	211
*,1	Aeroclean Technologies Inc.	70,985	205
*,1	OLB Group Inc.	172,095	182
*	Jewett-Cameron Trading Co. Ltd.	33,538	178
*	Socket Mobile Inc.	60,175	128
	P&F Industries Inc. Class A	19,462	104
*	Servotronics Inc.	8,333	94
*	Staffing 360 Solutions Inc.	19,656	60
*	Schmitt Industries Inc.	5,581	12
*	Art's-Way Manufacturing Co. Inc.	4,484	8

		Shares	Market Value ($000)
*	AppTech Payments Corp.	4,100	3
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	1
*	Fathom Digital Manufacturing C	400	1
*,2	Patriot National Inc.	129,819	—
	Ardagh Group SA Class A	37	—
*	ShiftPixy Inc.	1	—
			134,143,903
Real Estate (3.5%)
	American Tower Corp.	13,904,229	2,985,238
	Prologis Inc.	22,119,796	2,247,371
	Crown Castle Inc.	12,933,270	1,869,504
	Equinix Inc.	2,719,393	1,546,900
	Public Storage	4,456,232	1,304,829
	Realty Income Corp.	18,435,940	1,072,972
	SBA Communications Corp. Class A	3,220,479	916,709
	Welltower Inc.	13,836,451	889,961
	Simon Property Group Inc.	9,766,658	876,558
	Digital Realty Trust Inc.	8,581,270	851,090
*	CoStar Group Inc.	11,810,733	822,618
	AvalonBay Communities Inc.	4,173,675	768,749
	Equity Residential	10,671,045	717,308
	VICI Properties Inc.	23,987,963	716,041
	Extra Space Storage Inc.	3,996,670	690,265
	Alexandria Real Estate Equities Inc.	4,870,384	682,779
	Weyerhaeuser Co.	22,079,809	630,599
*	CBRE Group Inc. Class A	9,134,995	616,704
	Invitation Homes Inc.	18,192,959	614,376
	Duke Realty Corp.	11,472,488	552,974
	Mid-America Apartment Communities Inc.	3,441,506	533,674
	Sun Communities Inc.	3,678,586	497,823
	Ventas Inc.	11,935,064	479,432
	Essex Property Trust Inc.	1,946,668	471,541
	UDR Inc.	9,695,198	404,387
	WP Carey Inc.	5,767,997	402,606
	Iron Mountain Inc.	8,666,851	381,081
	Camden Property Trust	3,175,085	379,264
	Healthpeak Properties Inc.	16,098,585	368,980
	Kimco Realty Corp.	18,447,378	339,616
	Host Hotels & Resorts Inc.	21,326,670	338,668
	Gaming & Leisure Properties Inc.	7,263,866	321,353
	Boston Properties Inc.	4,202,285	315,045
	Equity LifeStyle Properties Inc.	4,998,513	314,107
	Life Storage Inc.	2,516,556	278,734
	Regency Centers Corp.	5,107,521	275,040
	American Homes 4 Rent Class A	8,291,194	272,034
	CubeSmart	6,696,149	268,248
	Rexford Industrial Realty Inc.	5,093,471	264,860
	STORE Capital Corp.	7,563,157	236,954
	Healthcare Realty Trust Inc. Class A	11,337,314	236,383
*	Jones Lang LaSalle Inc.	1,434,706	216,741
	Federal Realty Investment Trust	2,402,144	216,481
	Lamar Advertising Co. Class A	2,591,701	213,789
	Medical Properties Trust Inc.	17,853,251	211,740
	National Retail Properties Inc.	5,292,968	210,978
	Omega Healthcare Investors Inc.	7,005,244	206,585
	Americold Realty Trust Inc.	8,030,369	197,547
	EastGroup Properties Inc.	1,298,120	187,371
	First Industrial Realty Trust Inc.	3,959,265	177,415

		Shares	Market Value ($000)
	Apartment Income REIT Corp. Class A	4,591,330	177,317
	Brixmor Property Group Inc.	8,894,961	164,290
	Agree Realty Corp.	2,384,359	161,135
	STAG Industrial Inc.	5,346,001	151,987
	Spirit Realty Capital Inc.	4,072,798	147,272
	Kilroy Realty Corp.	3,483,513	146,691
*	Zillow Group Inc. Class C	4,870,054	139,332
	Rayonier Inc.	4,369,573	130,956
	Vornado Realty Trust	5,171,687	119,776
	Ryman Hospitality Properties Inc.	1,566,249	115,260
	Terreno Realty Corp.	2,142,794	113,547
	Kite Realty Group Trust	6,577,726	113,268
	Independence Realty Trust Inc.	6,621,031	110,770
	National Storage Affiliates Trust	2,589,935	107,689
	Cousins Properties Inc.	4,496,656	104,997
	Physicians Realty Trust	6,719,776	101,065
	Phillips Edison & Co. Inc.	3,497,269	98,098
	PotlatchDeltic Corp.	2,284,539	93,757
	Sabra Health Care REIT Inc.	6,908,502	90,640
	Douglas Emmett Inc.	5,019,925	90,007
	Apple Hospitality REIT Inc.	6,165,654	86,689
	Highwoods Properties Inc.	3,140,233	84,661
	Essential Properties Realty Trust Inc.	4,213,211	81,947
	EPR Properties	2,253,742	80,819
	Corporate Office Properties Trust	3,392,536	78,809
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,606,694	78,018
	Equity Commonwealth	3,189,397	77,694
[1]	SL Green Realty Corp.	1,919,441	77,085
	LXP Industrial Trust	8,325,441	76,261
	Innovative Industrial Properties Inc.	834,964	73,894
	National Health Investors Inc.	1,268,386	71,702
	Broadstone Net Lease Inc.	4,394,537	68,247
	Park Hotels & Resorts Inc.	6,019,671	67,781
	Outfront Media Inc.	4,428,625	67,271
	JBG SMITH Properties	3,434,890	63,820
	DigitalBridge Group Inc.	4,948,996	61,912
	Sunstone Hotel Investors Inc.	6,410,834	60,390
*	Howard Hughes Corp.	1,071,613	59,357
	Four Corners Property Trust Inc.	2,425,323	58,669
	SITE Centers Corp.	5,452,445	58,396
	Pebblebrook Hotel Trust	3,976,417	57,698
*	Cushman & Wakefield plc	4,680,353	53,590
	Kennedy-Wilson Holdings Inc.	3,438,247	53,155
	CareTrust REIT Inc.	2,900,157	52,522
	Uniti Group Inc.	7,097,322	49,326
	Retail Opportunity Investments Corp.	3,577,660	49,229
	RLJ Lodging Trust	4,812,250	48,700
	Xenia Hotels & Resorts Inc.	3,491,771	48,152
	Macerich Co.	6,057,766	48,099
	DiamondRock Hospitality Co.	6,325,754	47,506
	Washington REIT	2,679,700	47,056
	LTC Properties Inc.	1,196,672	44,815
	Urban Edge Properties	3,353,099	44,730
	Easterly Government Properties Inc. Class A	2,790,640	44,008
	Hudson Pacific Properties Inc.	3,963,563	43,401
*	Opendoor Technologies Inc.	13,835,226	43,028
	InvenTrust Properties Corp.	1,927,324	41,110
	Tanger Factory Outlet Centers Inc.	2,961,735	40,517

		Shares	Market Value ($000)
	Piedmont Office Realty Trust Inc. Class A	3,645,246	38,494
	St. Joe Co.	1,140,400	36,527
	American Assets Trust Inc.	1,407,774	36,208
	Acadia Realty Trust	2,861,773	36,116
	Alexander & Baldwin Inc.	2,170,587	35,988
	Brandywine Realty Trust	5,277,988	35,626
	Paramount Group Inc.	5,690,907	35,454
	Newmark Group Inc. Class A	4,324,514	34,856
	Global Net Lease Inc.	3,128,162	33,315
	Empire State Realty Trust Inc. Class A	4,989,607	32,732
	Apartment Investment & Management Co. Class A	4,410,436	32,196
	NETSTREIT Corp.	1,799,186	32,044
	Getty Realty Corp.	1,178,379	31,687
*	Zillow Group Inc. Class A	1,102,467	31,564
	NexPoint Residential Trust Inc.	666,917	30,818
	Centerspace	450,895	30,354
*,1	GEO Group Inc.	3,590,246	27,645
*	Veris Residential Inc.	2,413,243	27,439
*	Anywhere Real Estate Inc.	3,293,319	26,709
[1]	eXp World Holdings Inc.	2,348,313	26,325
	Service Properties Trust	4,807,007	24,948
	Marcus & Millichap Inc.	742,423	24,337
	UMH Properties Inc.	1,494,884	24,142
	Community Healthcare Trust Inc.	727,738	23,833
	Necessity Retail REIT Inc. Class A	3,920,685	23,054
*,1	WeWork Inc.	8,465,950	22,435
	Bluerock Residential Growth REIT Inc. Class A	830,969	22,228
*	Radius Global Infrastructure Inc.	2,290,762	21,579
	Armada Hoffler Properties Inc.	2,073,735	21,525
	Office Properties Income Trust	1,507,462	21,180
	Summit Hotel Properties Inc.	3,112,469	20,916
	RPT Realty	2,629,754	19,881
*,1	Compass Inc. Class A	8,507,087	19,736
	Plymouth Industrial REIT Inc.	1,154,949	19,415
	Gladstone Commercial Corp.	1,159,104	17,966
	Farmland Partners Inc.	1,386,534	17,567
	Gladstone Land Corp.	965,525	17,476
*	Redfin Corp.	2,929,281	17,107
	Ares Commercial Real Estate Corp.	1,510,117	15,781
	Saul Centers Inc.	419,188	15,720
	Global Medical REIT Inc.	1,827,279	15,568
	Orion Office REIT Inc.	1,773,249	15,516
	Universal Health Realty Income Trust	355,007	15,340
	Safehold Inc.	574,458	15,200
*	Chatham Lodging Trust	1,439,513	14,208
	Whitestone REIT	1,460,736	12,358
	Alexander's Inc.	58,505	12,225
	Urstadt Biddle Properties Inc. Class A	773,132	11,991
	City Office REIT Inc.	1,177,661	11,741
	Bridge Investment Group Holdings Inc. Class A	806,505	11,694
	One Liberty Properties Inc.	513,955	10,803
	Industrial Logistics Properties Trust	1,932,037	10,626
	RMR Group Inc. Class A	442,978	10,494
*	FRP Holdings Inc.	182,598	9,926
	RE/MAX Holdings Inc. Class A	498,435	9,425
[1]	CTO Realty Growth Inc.	493,203	9,243
*	Seritage Growth Properties Class A	1,013,232	9,139
[1]	Braemar Hotels & Resorts Inc.	2,097,772	9,020

		Shares	Market Value ($000)
	Hersha Hospitality Trust Class A	1,109,885	8,857
*	Tejon Ranch Co.	610,106	8,786
	Douglas Elliman Inc.	1,920,937	7,876
	Postal Realty Trust Inc. Class A	503,103	7,381
	Franklin Street Properties Corp.	2,758,628	7,255
	BRT Apartments Corp.	355,404	7,218
*,1	Ashford Hospitality Trust Inc.	937,445	6,384
	Diversified Healthcare Trust	6,421,459	6,358
*	Forestar Group Inc.	538,939	6,031
	Stratus Properties Inc.	230,219	5,364
	Alpine Income Property Trust Inc.	327,561	5,313
[1]	Urstadt Biddle Properties Inc.	312,312	4,928
	Indus Realty Trust Inc.	80,847	4,234
[1]	Modiv Inc. Class C	224,372	3,276
	Clipper Realty Inc.	405,295	2,825
	Creative Media & Community Trust Corp.	365,744	2,337
*	Altisource Portfolio Solutions SA	175,265	2,298
	Global Self Storage Inc.	319,661	1,873
*	Maui Land & Pineapple Co. Inc.	189,318	1,744
*,1	Offerpad Solutions Inc.	1,145,520	1,386
*	AMREP Corp.	115,952	1,308
	New York City REIT Inc. Class A	395,144	1,276
*	Power REIT	72,668	775
*	Fathom Holdings Inc.	144,051	763
*	Rafael Holdings Inc. Class B	381,611	687
*	Trinity Place Holdings Inc.	756,919	668
*	Comstock Holding Cos. Inc. Class A	164,051	651
*	Sotherly Hotels Inc.	337,859	635
	CorEnergy Infrastructure Trust Inc.	293,803	467
*	Alset EHome International Inc.	1,551,970	398
*,1	Avalon GloboCare Corp.	486,240	312
[1]	Presidio Property Trust Inc. Class A	184,525	231
*,2	New York REIT Liquidating LLC	19,100	214
*,1	Pennsylvania REIT	71,605	208
	Generation Income Properties Inc.	32,616	196
*	Wheeler REIT Inc.	130,830	170
*,1	Harbor Custom Development Inc.	133,276	117
	Medalist Diversified REIT Inc.	48,881	40
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	13
*,2	Spirit MTA REIT	2,854,330	—
			36,748,233
Technology (24.8%)
	Apple Inc.	455,847,701	62,998,152
	Microsoft Corp.	222,686,623	51,863,715
*	Alphabet Inc. Class A	179,171,570	17,137,761
*	Alphabet Inc. Class C	156,275,531	15,025,892
*	Meta Platforms Inc. Class A	68,094,102	9,239,008
	NVIDIA Corp.	70,915,509	8,608,434
	Broadcom Inc.	11,456,684	5,086,882
	Texas Instruments Inc.	27,288,705	4,223,746
*	Salesforce Inc.	28,222,667	4,059,548
*	Adobe Inc.	13,971,483	3,844,952
	QUALCOMM Inc.	33,535,375	3,788,827
	International Business Machines Corp.	26,971,528	3,204,487
	Intel Corp.	122,615,786	3,159,809
	Intuit Inc.	8,000,834	3,098,883
*	Advanced Micro Devices Inc.	48,194,195	3,053,584
	Oracle Corp.	43,768,478	2,672,941

		Shares	Market Value ($000)
*	ServiceNow Inc.	6,032,162	2,277,805
	Analog Devices Inc.	15,360,118	2,140,279
	Applied Materials Inc.	25,646,953	2,101,255
	Micron Technology Inc.	32,934,246	1,650,006
	Lam Research Corp.	4,088,257	1,496,302
*	Palo Alto Networks Inc.	8,923,409	1,461,565
*	Synopsys Inc.	4,567,755	1,395,495
*	Snowflake Inc. Class A	8,072,806	1,372,054
*	Cadence Design Systems Inc.	8,182,716	1,337,301
	KLA Corp.	4,232,598	1,280,911
*	Autodesk Inc.	6,488,297	1,212,014
	Amphenol Corp. Class A	17,771,627	1,189,988
	Roper Technologies Inc.	3,168,240	1,139,426
	Marvell Technology Inc.	25,363,853	1,088,363
	TE Connectivity Ltd.	9,546,206	1,053,519
	Microchip Technology Inc.	16,492,430	1,006,533
*	Crowdstrike Holdings Inc. Class A	6,051,857	997,407
*	Fortinet Inc.	20,017,139	983,442
*	Workday Inc. Class A	5,930,093	902,679
	Cognizant Technology Solutions Corp. Class A	15,452,580	887,596
*	Twitter Inc.	19,419,165	851,336
*	ON Semiconductor Corp.	12,925,658	805,656
	VMware Inc. Class A	6,929,026	737,664
	HP Inc.	27,901,439	695,304
*	Datadog Inc. Class A	7,811,244	693,482
	Corning Inc.	22,693,989	658,580
	CDW Corp.	4,034,016	629,629
*	Gartner Inc.	2,245,198	621,224
*	EPAM Systems Inc.	1,628,292	589,751
*	ANSYS Inc.	2,600,430	576,515
*	Paycom Software Inc.	1,524,050	502,921
	Monolithic Power Systems Inc.	1,328,504	482,778
*	VeriSign Inc.	2,719,219	472,328
*	Zoom Video Communications Inc. Class A	6,361,039	468,109
	Hewlett Packard Enterprise Co.	39,058,402	467,920
*	Cloudflare Inc. Class A	8,027,030	443,975
*	Tyler Technologies Inc.	1,243,042	431,957
*	DoorDash Inc. Class A	8,534,877	422,050
*	Zscaler Inc.	2,538,956	417,328
	NetApp Inc.	6,625,439	409,783
	Skyworks Solutions Inc.	4,797,750	409,104
*	Pinterest Inc. Class A	17,417,018	405,817
*	Palantir Technologies Inc. Class A	49,795,568	404,838
*	Match Group Inc.	8,452,713	403,617
*	ZoomInfo Technologies Inc. Class A	9,652,782	402,135
[2]	Citrix Systems Inc.	3,793,344	394,508
*	MongoDB Inc. Class A	1,933,218	383,860
*	Wolfspeed Inc.	3,701,077	382,543
*	Akamai Technologies Inc.	4,736,965	380,473
	Entegris Inc.	4,444,849	369,011
*	HubSpot Inc.	1,361,036	367,643
*	Splunk Inc.	4,811,233	361,805
*	Twilio Inc. Class A	5,173,952	357,727
	Leidos Holdings Inc.	4,077,287	356,640
	Teradyne Inc.	4,672,265	351,121
*	PTC Inc.	3,160,760	330,616
*	GoDaddy Inc. Class A	4,661,669	330,419
	NortonLifeLock Inc.	16,227,154	326,815

		Shares	Market Value ($000)
*	DocuSign Inc. Class A	5,969,573	319,193
	Seagate Technology Holdings plc	5,957,488	317,117
	SS&C Technologies Holdings Inc.	6,462,623	308,590
*	Western Digital Corp.	9,427,879	306,877
*	Snap Inc. Class A	31,176,088	306,149
*	Black Knight Inc.	4,424,464	286,396
*	Zendesk Inc.	3,691,780	280,944
	Dell Technologies Inc. Class C	7,589,598	259,337
*	F5 Inc.	1,776,629	257,132
*	Okta Inc. Class A	4,519,152	257,004
*	Manhattan Associates Inc.	1,878,533	249,901
*	Qorvo Inc.	3,090,868	245,446
*	Ceridian HCM Holding Inc.	4,323,680	241,607
*	Avalara Inc.	2,631,608	241,582
*	Pure Storage Inc. Class A	8,461,128	231,581
	Jabil Inc.	3,694,557	213,213
*	Dynatrace Inc.	6,007,656	209,127
*	Aspen Technology Inc.	864,763	205,987
*	Lattice Semiconductor Corp.	4,119,963	202,743
*	Change Healthcare Inc.	7,345,348	201,924
	Bentley Systems Inc. Class B	6,597,254	201,810
*,1	Unity Software Inc.	6,225,402	198,341
*	CACI International Inc. Class A	697,982	182,215
	KBR Inc.	4,152,581	179,475
*	Arrow Electronics Inc.	1,915,492	176,589
*	Dropbox Inc. Class A	8,166,528	169,210
*	Elastic NV	2,276,281	163,300
*	DXC Technology Co.	6,651,474	162,828
*	Five9 Inc.	2,085,074	156,339
*	Guidewire Software Inc.	2,492,065	153,461
	National Instruments Corp.	3,981,955	150,279
	Science Applications International Corp.	1,663,804	147,130
*	Toast Inc. Class A	8,682,666	145,174
*	SentinelOne Inc. Class A	5,628,568	143,866
*	Qualys Inc.	1,031,730	143,813
*	Nutanix Inc. Class A	6,712,067	139,812
*	Rogers Corp.	560,646	135,609
	Switch Inc. Class A	3,998,270	134,702
*	SPS Commerce Inc.	1,081,728	134,383
*	Coupa Software Inc.	2,273,942	133,708
*	IAC Inc.	2,376,470	131,609
	Concentrix Corp.	1,165,963	130,156
*	Smartsheet Inc. Class A	3,663,781	125,888
	Dolby Laboratories Inc. Class A	1,846,294	120,286
	Universal Display Corp.	1,270,139	119,838
*	Silicon Laboratories Inc.	969,155	119,633
*	Novanta Inc.	1,015,947	117,494
*	Synaptics Inc.	1,180,544	116,886
*	Tenable Holdings Inc.	3,319,853	115,531
*	Cirrus Logic Inc.	1,674,377	115,197
*	UiPath Inc. Class A	9,044,874	114,056
*	Coherent Corp.	3,266,692	113,844
	Power Integrations Inc.	1,709,558	109,959
	TD SYNNEX Corp.	1,300,033	105,550
*	Fabrinet	1,085,251	103,587
	Avnet Inc.	2,835,672	102,424
*,1	AppLovin Corp. Class A	5,218,436	101,707
*	RingCentral Inc. Class A	2,539,298	101,470

		Shares	Market Value ($000)
*	Workiva Inc. Class A	1,303,349	101,401
*	Procore Technologies Inc.	2,030,801	100,484
*	Box Inc. Class A	4,086,259	99,664
*	Alteryx Inc. Class A	1,722,751	96,198
	Dun & Bradstreet Holdings Inc.	7,754,214	96,075
*	Blackline Inc.	1,602,982	96,019
	Azenta Inc.	2,237,959	95,919
*	Onto Innovation Inc.	1,486,300	95,198
*	Alarm.com Holdings Inc.	1,426,899	92,549
*	Ziff Davis Inc.	1,346,562	92,213
*	Teradata Corp.	2,900,126	90,078
	Vertiv Holdings Co. Class A	9,062,673	88,089
*	Varonis Systems Inc. Class B	3,289,436	87,236
*	New Relic Inc.	1,511,076	86,706
*	Insight Enterprises Inc.	1,044,328	86,063
	Advanced Energy Industries Inc.	1,105,067	85,543
*	Diodes Inc.	1,307,753	84,886
*	Rambus Inc.	3,301,032	83,912
*	IPG Photonics Corp.	972,780	82,054
*	MACOM Technology Solutions Holdings Inc.	1,573,842	81,509
*	Confluent Inc. Class A	3,361,489	79,903
*	nCino Inc.	2,310,360	78,806
*	Gitlab Inc. Class A	1,505,661	77,120
*	Sanmina Corp.	1,659,963	76,491
*	NCR Corp.	3,870,778	73,583
*	Super Micro Computer Inc.	1,331,319	73,316
*	Envestnet Inc.	1,650,159	73,267
*	Plexus Corp.	836,581	73,251
*	Rapid7 Inc.	1,655,383	71,016
	Vishay Intertechnology Inc.	3,969,084	70,610
*	Blackbaud Inc.	1,581,921	69,699
*	Sprout Social Inc. Class A	1,127,311	68,405
*	MaxLinear Inc. Class A	2,091,006	68,209
*	Perficient Inc.	1,041,582	67,724
*	Yelp Inc. Class A	1,990,463	67,497
*	CommVault Systems Inc.	1,270,573	67,391
*	Altair Engineering Inc. Class A	1,489,564	65,869
*	Covetrus Inc.	3,122,598	65,200
*	Verint Systems Inc.	1,909,721	64,128
*	NetScout Systems Inc.	2,026,005	63,454
*	Ambarella Inc.	1,086,299	61,028
*,1	MicroStrategy Inc. Class A	275,498	58,477
*	FormFactor Inc.	2,295,946	57,513
*	Appfolio Inc. Class A	546,700	57,250
*	Ping Identity Holding Corp.	2,034,260	57,102
*	Axcelis Technologies Inc.	939,339	56,886
	Amkor Technology Inc.	3,334,328	56,850
*	Semtech Corp.	1,907,156	56,089
	Progress Software Corp.	1,297,488	55,208
*	Bumble Inc. Class A	2,535,533	54,489
*	Clear Secure Inc. Class A	2,375,198	54,297
*,1	Freshworks Inc. Class A	4,123,356	53,480
*	DoubleVerify Holdings Inc.	1,953,348	53,424
*,1	Xometry Inc. Class A	932,635	52,964
*	Q2 Holdings Inc.	1,637,621	52,731
*,1	DigitalOcean Holdings Inc.	1,440,817	52,114
*	PagerDuty Inc.	2,253,813	51,995
*	Kyndryl Holdings Inc.	6,187,710	51,172

		Shares	Market Value ($000)
*	KnowBe4 Inc. Class A	2,385,471	49,642
	CSG Systems International Inc.	923,316	48,825
*	Appian Corp. Class A	1,192,138	48,675
*	Impinj Inc.	606,176	48,512
*	Upwork Inc.	3,533,630	48,128
*	TechTarget Inc.	805,154	47,665
*	Allscripts Healthcare Solutions Inc.	3,120,377	47,523
*	Paycor HCM Inc.	1,564,131	46,236
*,1	Asana Inc. Class A	2,069,490	46,005
*	Jamf Holding Corp.	1,999,485	44,309
*	Allegro MicroSystems Inc.	2,009,500	43,908
*	JFrog Ltd.	1,925,215	42,567
	Adeia Inc.	3,006,243	42,508
*	CCC Intelligent Solutions Holdings Inc.	4,667,089	42,471
*	Parsons Corp.	1,079,238	42,306
	Xerox Holdings Corp.	3,227,195	42,212
*	Cargurus Inc. Class A	2,943,959	41,716
*	Digital Turbine Inc.	2,784,424	40,124
	Pegasystems Inc.	1,240,839	39,881
*	Schrodinger Inc.	1,592,005	39,768
	Methode Electronics Inc.	1,058,552	39,325
*,1	E2open Parent Holdings Inc.	6,368,631	38,658
	CTS Corp.	897,100	37,364
*	Everbridge Inc.	1,188,040	36,687
*	TTM Technologies Inc.	2,737,196	36,076
*,1	Braze Inc. Class A	1,023,274	35,641
*	LiveRamp Holdings Inc.	1,956,181	35,524
*	Cohu Inc.	1,372,875	35,393
*	Model N Inc.	1,026,257	35,129
*,1	C3.ai Inc. Class A	2,808,348	35,104
	Shutterstock Inc.	690,162	34,625
*	SiTime Corp.	437,277	34,427
*	ePlus Inc.	799,301	33,203
*	Ultra Clean Holdings Inc.	1,278,098	32,911
*	Agilysys Inc.	584,939	32,376
*,1	HashiCorp Inc. Class A	998,052	32,127
*,1	Squarespace Inc. Class A	1,499,064	32,020
*	3D Systems Corp.	3,802,273	30,342
*	PROS Holdings Inc.	1,222,742	30,202
*	Planet Labs PBC	5,539,734	30,081
*	Qualtrics International Inc. Class A	2,911,315	29,637
*	Fastly Inc. Class A	3,227,813	29,567
*,1	Samsara Inc. Class A	2,432,456	29,360
*	Zuora Inc. Class A	3,711,427	27,390
*	Grid Dynamics Holdings Inc.	1,408,870	26,388
*	Veeco Instruments Inc.	1,439,129	26,365
*	Duck Creek Technologies Inc.	2,215,353	26,252
*	Consensus Cloud Solutions Inc.	544,091	25,736
*	Photronics Inc.	1,758,193	25,705
*,1	Matterport Inc.	6,781,678	25,703
	Benchmark Electronics Inc.	1,024,546	25,388
	A10 Networks Inc.	1,891,311	25,098
*	Magnite Inc.	3,758,589	24,694
*	Thoughtworks Holding Inc.	2,312,982	24,263
*,1	Credo Technology Group Holding Ltd.	2,194,500	24,140
*	BigCommerce Holdings Inc.	1,618,604	23,955
*,1	Zeta Global Holdings Corp. Class A	3,576,360	23,640
*	Olo Inc. Class A	2,965,087	23,424

		Shares	Market Value ($000)
*	Avid Technology Inc.	1,000,776	23,278
*	PAR Technology Corp.	786,360	23,221
	Simulations Plus Inc.	475,654	23,088
*	Sprinklr Inc. Class A	2,503,201	23,080
*	PDF Solutions Inc.	917,483	22,506
*	SMART Global Holdings Inc.	1,409,909	22,375
*	Momentive Global Inc.	3,727,818	21,659
*,1	IonQ Inc.	4,166,250	21,123
*	Informatica Inc. Class A	1,049,527	21,064
*	Amplitude Inc. Class A	1,345,189	20,810
*	Ichor Holdings Ltd.	847,475	20,517
*	Sumo Logic Inc.	2,697,920	20,234
*	LivePerson Inc.	2,135,491	20,116
*	PubMatic Inc. Class A	1,205,268	20,044
*	Alpha & Omega Semiconductor Ltd.	643,490	19,794
*	ScanSource Inc.	729,236	19,259
*,1	Expensify Inc. Class A	1,226,965	18,257
*	Cerence Inc.	1,141,258	17,975
*	ChannelAdvisor Corp.	792,833	17,966
*	N-able Inc.	1,882,441	17,375
	American Software Inc. Class A	1,131,106	17,329
*	CEVA Inc.	645,647	16,935
*,1	MicroVision Inc.	4,596,451	16,593
*,1	Alkami Technology Inc.	1,064,985	16,028
*	Vimeo Inc.	3,982,389	15,930
*	Domo Inc. Class B	876,577	15,770
	PC Connection Inc.	342,881	15,461
*	Eventbrite Inc. Class A	2,533,728	15,405
*	ACM Research Inc. Class A	1,229,010	15,313
*,1	AvePoint Inc.	3,807,269	15,267
*,1	indie Semiconductor Inc. Class A	2,060,024	15,079
*	EngageSmart Inc.	722,678	14,952
*	Vertex Inc. Class A	1,081,312	14,782
[1]	Ebix Inc.	765,121	14,514
*	Unisys Corp.	1,893,734	14,298
*,1	Blend Labs Inc. Class A	6,432,185	14,215
*	Yext Inc.	3,175,521	14,163
*,1	ForgeRock Inc. Class A	966,511	14,043
	Hackett Group Inc.	781,853	13,854
*	Definitive Healthcare Corp. Class A	862,925	13,410
*	Telos Corp.	1,351,503	12,015
*	nLight Inc.	1,264,578	11,950
*	Kimball Electronics Inc.	681,124	11,681
*	CyberOptics Corp.	206,767	11,120
*,1	Aehr Test Systems	765,804	10,798
*	Couchbase Inc.	747,916	10,673
*	Tucows Inc. Class A	278,469	10,418
*,1	Nextdoor Holdings Inc.	3,659,313	10,209
*,1	UserTesting Inc.	2,597,409	10,182
*	Mitek Systems Inc.	1,107,863	10,148
*	Edgio Inc.	3,619,157	10,061
*,1	Core Scientific Inc.	7,511,200	9,765
*,1	NerdWallet Inc. Class A	1,080,320	9,582
	SolarWinds Corp.	1,220,652	9,460
*	EverCommerce Inc.	865,323	9,458
*	ON24 Inc.	1,062,930	9,354
*,1	SEMrush Holdings Inc. Class A	822,251	9,217
*,1	SmartRent Inc. Class A	4,002,742	9,086

		Shares	Market Value ($000)
*	Intapp Inc.	453,545	8,468
*	OneSpan Inc.	973,180	8,379
*	Identiv Inc.	633,260	7,941
*,1	Rackspace Technology Inc.	1,911,506	7,799
*	AXT Inc.	1,158,144	7,760
*	Brightcove Inc.	1,198,403	7,550
*,1	MeridianLink Inc.	461,628	7,515
*,1	Aeva Technologies Inc.	3,931,094	7,351
*,1	Atomera Inc.	687,774	6,967
*	Rimini Street Inc.	1,477,020	6,883
*,1	Innovid Corp.	2,531,300	6,860
	NVE Corp.	145,801	6,802
*,1	Digimarc Corp.	490,852	6,651
*	MediaAlpha Inc. Class A	726,568	6,357
*	Bandwidth Inc. Class A	500,079	5,951
*	Diebold Nixdorf Inc.	2,427,383	5,923
*,1	Veritone Inc.	1,045,397	5,886
*	Benefitfocus Inc.	896,728	5,694
*	Upland Software Inc.	691,056	5,618
[1]	Vivid Seats Inc. Class A	705,200	5,402
*,1	Groupon Inc. Class A	664,816	5,292
*	Immersion Corp.	963,156	5,288
*,1	Skillz Inc. Class A	5,028,106	5,129
*,1	Vroom Inc.	4,332,182	5,025
*,1	Vinco Ventures Inc.	5,348,103	4,980
*,1	Red Violet Inc.	284,913	4,935
*,1	Cleanspark Inc.	1,548,069	4,923
*,1	Enfusion Inc. Class A	394,747	4,871
*	eGain Corp.	657,552	4,833
	Richardson Electronics Ltd.	309,653	4,676
*,1	Arena Group Holdings Inc.	355,286	4,654
*,1	Cyxtera Technologies Inc.	1,124,515	4,588
*,1	System1 Inc.	726,600	4,570
*,1	Weave Communications Inc.	841,600	4,250
*,1	Porch Group Inc.	1,855,021	4,174
*,1	Ouster Inc.	4,276,255	4,120
*	EverQuote Inc. Class A	596,554	4,069
*	comScore Inc.	2,442,580	4,030
*,1	Transphorm Inc.	793,700	3,992
*	CoreCard Corp.	175,756	3,826
*	Computer Task Group Inc.	554,601	3,716
*	WM Technology Inc.	2,286,713	3,682
*	TrueCar Inc.	2,414,141	3,645
*	1stdibs.com Inc.	570,459	3,588
*,1	Embark Technology Inc.	482,700	3,586
*,1	Glimpse Group Inc.	656,324	3,472
*,1	Smith Micro Software Inc.	1,520,658	3,437
*	Asure Software Inc.	584,959	3,346
*,1	Phunware Inc.	2,796,147	3,299
*,1	Avaya Holdings Corp.	2,044,685	3,251
*	Intevac Inc.	685,231	3,186
*,1	Beachbody Co. Inc.	3,047,190	3,078
*	Daktronics Inc.	1,121,122	3,038
*,1	BuzzFeed Inc.	1,930,669	3,012
*	Everspin Technologies Inc.	503,798	2,917
*,1	NextNav Inc.	1,060,931	2,854
*	AstroNova Inc.	233,029	2,726
*,1	VirnetX Holding Corp.	2,309,933	2,703

		Shares	Market Value ($000)
*	Kopin Corp.	2,554,825	2,683
*	LiveVox Holdings Inc.	828,999	2,446
*,1	KULR Technology Group Inc.	1,895,666	2,426
*	Quantum Corp.	2,244,643	2,424
*	Synchronoss Technologies Inc.	2,122,241	2,419
*	EMCORE Corp.	1,425,083	2,380
*,1	SkyWater Technology Inc.	303,578	2,322
*	inTEST Corp.	301,891	2,303
*	Amtech Systems Inc.	268,244	2,280
*	Pixelworks Inc.	1,380,829	2,223
*	Arteris Inc.	330,165	2,199
*	Innodata Inc.	722,793	2,183
*,1	Alpine 4 Holdings Inc.	3,873,145	2,150
*,1	Terawulf Inc.	1,688,627	2,128
*	QuickLogic Corp.	328,016	2,122
*	SecureWorks Corp. Class A	263,152	2,118
*,1	Backblaze Inc. Class A	378,125	1,879
*	Steel Connect Inc.	1,313,081	1,799
*	Issuer Direct Corp.	88,197	1,790
*	Mastech Digital Inc.	119,793	1,769
*	Research Frontiers Inc.	799,655	1,703
*,1	Quantum Computing Inc.	675,564	1,696
*,1	Park City Group Inc.	312,371	1,671
*,1	Cipher Mining Inc.	1,308,472	1,649
*	authID Inc.	553,374	1,599
*,1	KORE Group Holdings Inc.	807,495	1,542
*,1	Verb Technology Co. Inc.	3,198,586	1,503
*	Intellicheck Inc.	524,781	1,322
*	GSI Technology Inc.	460,392	1,312
*	Viant Technology Inc. Class A	299,468	1,261
*,1	Intrusion Inc.	255,913	1,234
*,1	eMagin Corp.	1,850,738	1,094
*	Key Tronic Corp.	270,500	1,093
*	Streamline Health Solutions Inc.	899,798	1,071
*	OMNIQ Corp.	175,600	1,048
*	One Stop Systems Inc.	325,113	1,040
*	Inuvo Inc.	2,536,959	1,033
*,1	DecisionPoint Systems Inc.	160,700	1,024
*	Zedge Inc. Class B	433,006	1,022
*	NetSol Technologies Inc.	324,880	1,020
*	TransAct Technologies Inc.	268,278	979
	CSP Inc.	129,793	933
*,1	Boxlight Corp. Class A	1,499,605	930
*,1	IronNet Inc.	1,349,786	930
*	AudioEye Inc.	162,397	895
*	CVD Equipment Corp.	165,470	860
*	Aware Inc.	478,176	851
*,1	Flux Power Holdings Inc.	265,036	679
*	Peraso Inc.	370,523	630
*	WidePoint Corp.	265,533	566
*	American Virtual Cloud Technologies Inc.	2,703,558	545
*,1	NextPlay Technologies Inc.	2,541,646	541
*,1	Remark Holdings Inc.	1,971,750	524
*,1	SeaChange International Inc.	1,192,825	513
*,1	Greenidge Generation Holdings Inc.	254,255	509
*	Data I/O Corp.	180,859	505
*	Super League Gaming Inc.	736,401	497
*	GSE Systems Inc.	541,861	488

		Shares	Market Value ($000)
*	Trio-Tech International	104,880	487
*	CYNGN Inc.	479,651	478
*	SigmaTron International Inc.	98,274	467
*	Soluna Holdings Inc.	260,638	446
*	RealNetworks Inc.	641,368	445
*,1	Inpixon	3,551,801	437
*	BTCS Inc.	280,193	420
*	BSQUARE Corp.	304,286	353
*	PetVivo Holdings Inc.	173,200	333
*	Nuvve Holding Corp.	234,173	328
*	Duos Technologies Group Inc.	73,218	297
*	Kubient Inc.	295,586	290
*,1	Waitr Holdings Inc.	1,921,435	281
*	SilverSun Technologies Inc.	99,254	279
*	Bridgeline Digital Inc.	210,329	276
*	Qumu Corp.	444,387	271
*,1	iPower Inc.	386,294	259
*	Loyalty Ventures Inc.	170,612	206
*	Direct Digital Holdings Inc. Class A	90,848	204
*	Recruiter.com Group Inc.	149,092	182
*,1	Akerna Corp.	1,968,485	177
*	Alfi Inc.	145,797	143
*,1	Data Storage Corp.	64,393	131
*	WiSA Technologies Inc.	212,783	119
*,1	LogicMark Inc.	153,253	116
*	VerifyMe Inc.	85,157	109
*	Creative Realities Inc.	170,766	102
*	Paltalk Inc.	65,588	99
*	T Stamp Inc. Class A	71,835	71
*	Nortech Systems Inc.	5,000	53
*	Sigma Additive Solutions Inc.	56,847	46
*	DatChat Inc.	63,869	46
*	WaveDancer Inc.	27,707	26
*	Healthcare Triangle Inc.	57,602	21
*,2	Ikonics Corp. CVR	7,226	—
			264,054,387
Telecommunications (2.3%)
	Verizon Communications Inc.	119,158,838	4,524,461
	Cisco Systems Inc.	111,294,655	4,451,786
	Comcast Corp. Class A	131,341,273	3,852,240
	AT&T Inc.	212,818,990	3,264,643
*	T-Mobile US Inc.	18,724,911	2,512,321
	Motorola Solutions Inc.	4,980,932	1,115,579
*	Charter Communications Inc. Class A	3,117,846	945,799
*	Arista Networks Inc.	6,810,013	768,782
*	Liberty Broadband Corp. Class C	3,736,862	275,780
	Juniper Networks Inc.	9,625,963	251,430
	Lumen Technologies Inc.	30,969,876	225,461
*	Roku Inc. Class A	3,609,953	203,601
*	Ciena Corp.	4,465,120	180,525
*	Frontier Communications Parent Inc.	7,333,361	171,821
*	Iridium Communications Inc.	3,412,876	151,429
	Cable One Inc.	176,110	150,231
*	Lumentum Holdings Inc.	1,921,913	131,786
*	Calix Inc.	1,752,129	107,125
*	DISH Network Corp. Class A	7,412,613	102,516
*	Viavi Solutions Inc.	6,819,226	88,991
*	Viasat Inc.	2,266,970	68,530

		Shares	Market Value ($000)
	Cogent Communications Holdings Inc.	1,283,199	66,932
*	CommScope Holding Co. Inc.	5,880,746	54,162
*	Extreme Networks Inc.	3,896,454	50,927
	Telephone & Data Systems Inc.	2,998,492	41,679
*	Harmonic Inc.	3,070,502	40,131
	ADTRAN Holdings Inc.	1,982,167	38,811
*	Liberty Broadband Corp. Class A	503,030	37,526
*	Altice USA Inc. Class A	6,429,947	37,487
*	Clearfield Inc.	353,500	36,990
	InterDigital Inc.	854,979	34,558
*,1	Globalstar Inc.	21,438,496	34,087
*	Digi International Inc.	978,697	33,834
*	Infinera Corp.	5,657,344	27,382
*,1	Lightwave Logic Inc.	3,299,828	24,221
	Shenandoah Telecommunications Co.	1,395,384	23,749
*	Gogo Inc.	1,933,605	23,435
*	WideOpenWest Inc.	1,564,532	19,197
*,1	fuboTV Inc.	4,881,340	17,329
*	NETGEAR Inc.	802,059	16,073
*	IDT Corp. Class B	640,184	15,896
*	EchoStar Corp. Class A	931,364	15,340
*	Anterix Inc.	369,725	13,207
	ATN International Inc.	324,753	12,526
*	United States Cellular Corp.	461,155	12,004
	Bel Fuse Inc. Class B	470,753	11,886
*	8x8 Inc.	3,093,158	10,671
*,1	AST SpaceMobile Inc. Class A	1,418,281	10,240
*	Consolidated Communications Holdings Inc.	2,207,355	9,183
	Comtech Telecommunications Corp.	846,569	8,474
*	Ooma Inc.	671,112	8,255
*	Aviat Networks Inc.	301,106	8,244
*	DZS Inc.	527,247	5,958
*	Inseego Corp.	2,782,316	5,759
*	Ribbon Communications Inc.	2,258,211	5,013
*,1	Akoustis Technologies Inc.	1,564,539	4,647
*,1	Charge Enterprises Inc.	2,488,228	4,379
*	Cambium Networks Corp.	255,942	4,331
*	CalAmp Corp.	1,083,412	4,160
*	KVH Industries Inc.	433,378	3,996
*	Lantronix Inc.	761,168	3,661
	Spok Holdings Inc.	476,560	3,641
*,1	Kaltura Inc.	1,487,748	3,273
*,1	Casa Systems Inc.	957,382	2,997
*	Powerfleet Inc.	952,316	2,933
*	Genasys Inc.	1,014,600	2,810
*,1	Applied Optoelectronics Inc.	828,961	2,255
*	Airgain Inc.	309,957	2,235
*	PCTEL Inc.	463,128	2,186
*,1	SurgePays Inc.	345,312	1,571
*,1	Airspan Networks Holdings Inc.	614,890	1,242
	Network-1 Technologies Inc.	517,326	1,164
	Crexendo Inc.	345,906	830
*	Franklin Wireless Corp.	243,722	712
*	TESSCO Technologies Inc.	138,125	572
*,1	Vislink Technologies Inc.	1,119,195	475
*	Optical Cable Corp.	92,325	319
*	Minim Inc.	772,123	162
*,1,2	FTE Networks Inc.	84,180	126

		Shares	Market Value ($000)
*	ClearOne Inc.	230,450	124
*,1	ComSovereign Holding Corp.	1,145,207	88
*	ADDvantage Technologies Group Inc.	47,738	84
	Bel Fuse Inc. Class A	2,976	83
			24,411,059
Utilities (3.4%)
	NextEra Energy Inc.	59,317,245	4,651,065
	Southern Co.	31,742,428	2,158,485
	Duke Energy Corp.	23,007,747	2,140,181
	Waste Management Inc.	12,343,390	1,977,535
	Dominion Energy Inc.	24,866,022	1,718,491
	Sempra Energy	9,387,945	1,407,629
	American Electric Power Co. Inc.	15,336,691	1,325,857
	Exelon Corp.	29,592,277	1,108,527
	Xcel Energy Inc.	16,330,176	1,045,131
	Waste Connections Inc.	7,679,073	1,037,673
	Consolidated Edison Inc.	10,592,473	908,411
	WEC Energy Group Inc.	9,428,111	843,156
	Public Service Enterprise Group Inc.	14,889,275	837,224
	Republic Services Inc. Class A	6,132,920	834,322
	Constellation Energy Corp.	9,753,903	811,427
	Eversource Energy	10,337,680	805,926
*	PG&E Corp.	62,532,818	781,660
	American Water Works Co. Inc.	5,428,911	706,627
	Edison International	11,386,581	644,253
	Ameren Corp.	7,703,894	620,549
	Entergy Corp.	6,069,212	610,745
	FirstEnergy Corp.	16,195,305	599,226
	DTE Energy Co.	5,196,849	597,898
	PPL Corp.	21,961,117	556,714
	CenterPoint Energy Inc.	18,800,850	529,808
	CMS Energy Corp.	8,660,486	504,387
	AES Corp.	19,930,244	450,424
	Atmos Energy Corp.	4,178,128	425,542
	Evergy Inc.	6,849,963	406,888
	Alliant Energy Corp.	7,488,559	396,819
	NiSource Inc.	12,099,796	304,794
	Essential Utilities Inc.	7,050,826	291,763
	NRG Energy Inc.	7,021,147	268,699
	Vistra Corp.	12,430,516	261,041
	OGE Energy Corp.	5,993,931	218,539
	Pinnacle West Capital Corp.	3,381,696	218,153
	UGI Corp.	6,258,944	202,352
*	Clean Harbors Inc.	1,538,777	169,235
	National Fuel Gas Co.	2,733,886	168,271
*	Sunrun Inc.	6,013,850	165,922
	IDACORP Inc.	1,518,724	150,369
	Southwest Gas Holdings Inc.	1,906,736	132,995
	Black Hills Corp.	1,954,300	132,365
	South Jersey Industries Inc.	3,636,546	121,533
*	Evoqua Water Technologies Corp.	3,615,575	119,567
	PNM Resources Inc.	2,542,016	116,246
*	Stericycle Inc.	2,758,076	116,143
*	Casella Waste Systems Inc. Class A	1,519,942	116,108
	Portland General Electric Co.	2,656,083	115,433
	ONE Gas Inc.	1,620,873	114,093
	New Jersey Resources Corp.	2,875,796	111,293
	Ormat Technologies Inc.	1,259,308	108,552

		Shares	Market Value ($000)
	Hawaiian Electric Industries Inc.	3,122,426	108,223
	Avangrid Inc.	2,317,856	96,655
	Spire Inc.	1,503,357	93,704
	American States Water Co.	1,118,923	87,220
	ALLETE Inc.	1,713,351	85,753
	California Water Service Group	1,624,854	85,614
	NorthWestern Corp.	1,696,438	83,601
	Avista Corp.	2,205,591	81,717
	Clearway Energy Inc. Class C	2,250,061	71,664
	MGE Energy Inc.	1,060,523	69,602
*,1	Sunnova Energy International Inc.	2,944,420	65,013
	Chesapeake Utilities Corp.	501,449	57,862
	SJW Group	835,602	48,131
	Northwest Natural Holding Co.	1,033,779	44,845
*	Archaea Energy Inc. Class A	2,398,350	43,194
	Middlesex Water Co.	535,064	41,307
	Clearway Energy Inc. Class A	1,236,593	35,985
	Unitil Corp.	490,523	22,785
	York Water Co.	423,812	16,287
*	Heritage-Crystal Clean Inc.	487,171	14,406
	Excelerate Energy Inc. Class A	603,347	14,118
*,1	Altus Power Inc. Class A	1,153,700	12,702
	Artesian Resources Corp. Class A	242,049	11,647
*,1	Vertex Energy Inc.	1,808,451	11,267
	Aris Water Solution Inc. Class A	797,758	10,179
*	Harsco Corp.	2,563,153	9,586
	Genie Energy Ltd. Class B	641,703	6,000
	RGC Resources Inc.	275,510	5,802
*,1	NuScale Power Corp.	458,840	5,359
*	Pure Cycle Corp.	550,701	4,598
*	Quest Resource Holding Corp.	382,435	3,228
	Global Water Resources Inc.	219,261	2,572
	Via Renewables Inc. Class A	335,374	2,317
*	Perma-Fix Environmental Services Inc.	325,244	1,457
*,1	Cadiz Inc.	688,788	1,309
*	Advanced Emissions Solutions Inc.	440,948	1,204
*,1	Aqua Metals Inc.	1,524,663	1,151
*	Charah Solutions Inc.	431,762	790
*,1	Stronghold Digital Mining Inc. Class A	398,400	414
			36,525,314
Total Common Stocks (Cost $624,108,231)			1,058,514,719
Preferred Stocks (0.0%)
[1,4]	Meta Materials Inc. Pfd., 0.000%	3,435,816	5,291
	Air T Funding Pfd., 8.000%, 6/7/24	1,727	36
Total Preferred Stocks (Cost $36)			5,327

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[5,6]	Vanguard Market Liquidity Fund (Cost $10,570,474)	2.828%	105,747,182	10,571,546
Total Investments (100.4%) (Cost $634,678,741)				1,069,091,592
Other Assets and Liabilities—Net (-0.4%)				(3,747,673)
Net Assets (100%)				1,065,343,919
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,861,561,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,306,888,000 was received for securities on loan, of which $4,306,153,000 is held in Vanguard Market Liquidity Fund and $735,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	4,453	371,781	(43,060)
E-mini S&P 500 Index	December 2022	34,706	6,249,683	(703,498)
E-mini S&P Mid-Cap 400 Index	December 2022	240	52,997	(7,135)
				(753,693)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	1,481	(2.981)	—	(179)
ACI Worldwide Inc.	8/31/23	BANA	1,778	(2.981)	—	(214)
DXC Technology Co.	8/31/23	BANA	4,956	(2.981)	—	(72)
Goldman Sachs Group Inc.	8/30/24	BANA	209,582	(3.181)	—	(25,489)
State Street Corp.	8/30/24	BANA	8,369	(3.252)	—	(1,012)
State Street Corp.	8/30/24	BANA	8,167	(3.240)	—	(811)
State Street Corp.	8/30/24	BANA	176,001	(3.181)	—	(18,237)
VICI Properties Inc.	8/31/23	BANA	156,703	(3.131)	—	(13,451)
Visa Inc. Class A	8/31/23	BANA	44,710	(2.481)	—	(4,826)
					—	(64,291)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,058,113,120	625	400,974	1,058,514,719
Preferred Stocks	5,327	—	—	5,327
Temporary Cash Investments	10,571,546	—	—	10,571,546
Total	1,068,689,993	625	400,974	1,069,091,592

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	753,693	—	—	753,693
Swap Contracts	—	64,291	—	64,291
Total	753,693	64,291	—	817,984
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	3,706	—	—	(200)	—	—	3,677
Asure Software Inc.	NA1	4,124	5,246	(2,085)	(780)	—	—	NA2
Vanguard Market Liquidity Fund	8,612,238	NA3	NA3	—	724	45,555	—	10,571,546
Total	8,612,238	7,830	5,246	(2,085)	(256)	45,555	—	10,575,223
1	Not applicable—at December 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—at September 30, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.